                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04424

                        Van Kampen Life Investment Trust
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/08

Item 1. Report to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust Comstock Portfolio performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of June 30, 2008.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY as of 6/30/08

 ---------------------------------------------------------------------------
 AVERAGE ANNUAL                CLASS I SHARES         CLASS II SHARES
 TOTAL RETURNS                 since 4/30/99           since 9/18/00

 Since Inception                    4.42%                   4.36%

 5-year                             6.35                    6.09

 1-year                           -22.55                  -22.72

 6-month                          -16.02                  -16.12
 ---------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a policyholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns for both share classes do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. Figures shown above assume reinvestment of all distributions and capital gains. Periods of less than one year are not annualized.

The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. The S&P 500(R) Index is generally representative of the U.S. stock market. The Indexes do not include any expenses, fees or sales charges, which would lower performance. The Indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Portfolio Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008

MARKET CONDITIONS

In the six-month period ended June 30, 2008, broad stock market performance continued to be dominated by the energy sector, with the materials sector placing second. As the Federal Reserve flooded the financial system with liquidity in an attempt to stabilize the markets and ease the constraints of the credit crisis, the U.S. dollar remained depressed relative to other major currencies. Those who view the dollar's weakness as adding upward pressure to the inflation rate (because the cost of imports rises) have turned to investing in commodities as a hedge against inflation. As a result, sectors driven by underlying commodity prices, such as energy and materials, have continued to surge, even as the broader economic outlook has declined. This environment has created a challenging backdrop for investors like us, who believe the valuations in these sectors to be excessively high and have sought better value elsewhere.

PERFORMANCE ANALYSIS

All share classes of Van Kampen LIT Comstock Portfolio underperformed the Russell 1000(R) Value Index and the S&P 500(R) Index for the six months ended June 30, 2008, assuming no deduction of applicable sales charges.

The largest detractor from performance relative to the Russell 1000(R) Value Index was the Portfolio's lack of exposure to the energy sector. As oil prices continued to reach new highs, the sector was the top-performing sector in the Russell 1000(R) Value Index. However, the excessively high valuations of energy stocks have made them unfit for investment by our risk-reward standards. In addition, the Portfolio's lack of exposure to the utilities sector further diminished relative performance. The sector was the third best performer in the Russell 1000(R) Value Index for the period, and the Portfolio's comparatively smaller weighting in the sector captured less of that performance.

In contrast, the Portfolio's holdings in the consumer staples and information technology sectors contributed positively to relative performance. A significant underweight allocation in the industrials sector relative to the Russell 1000(R) Value Index also helped the Portfolio mitigate some of the losses produced by the sector's falling value during the period. We note that this underweight in the industrials sector and all other relative sector weightings in the Portfolio were a result of our bottom-up stock selection process, not top-down sector calls.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008

-----------------------------------------------------------
                              RUSSELL
                              1000(R)      S&P 500(R)
      CLASS I   CLASS II    VALUE INDEX      INDEX
      -16.02%   -16.12%       -13.57%      -11.91%
-----------------------------------------------------------

The performance for the two share classes varies because each has different expenses. The Portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. See Performance Summary for performance information and index definitions.

TOP 10 HOLDINGS AS OF 6/30/08
International Paper Co.                              4.2%
Wal-Mart Stores, Inc.                                4.1
Verizon Communications, Inc.                         3.7
Comcast Corp., Class A                               3.7
Time Warner, Inc.                                    3.1
Chubb Corp.                                          3.1
Viacom, Inc., Class B                                3.0
Bank of America Corp.                                2.7
Bristol-Myers Squibb Co.                             2.5
Kraft Foods, Inc., Class A                           2.5


SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF 6/30/08
Pharmaceuticals                                     11.0%
Packaged Foods & Meats                               7.2
Movies & Entertainment                               7.2
Other Diversified Financial Services                 6.4
Integrated Telecommunication Services                5.8
Property & Casualty Insurance                        4.8
Broadcasting & Cable TV                              4.7
Paper Products                                       4.2
Hypermarkets & Super Centers                         4.1
Computer Hardware                                    3.7
Diversified Banks                                    3.7
Multi-Line Insurance                                 2.1
Household Products                                   2.0
Life & Health Insurance                              2.0
Soft Drinks                                          2.0
Asset Management & Custody Banks                     2.0
Health Care Distributors                             1.8
Tobacco                                              1.7
Diversified Chemicals                                1.6
Department Stores                                    1.2
Home Improvement Retail                              1.1
Data Processing & Outsourced Services                1.1
Regional Banks                                       1.1
Specialty Chemicals                                  1.0
Drug Retail                                          1.0
Catalog Retail                                       1.0
Industrial Conglomerates                             0.9
Investment Banking & Brokerage                       0.9
Airlines                                             0.8
Health Care Equipment                                0.8
Internet Software & Services                         0.8
Thrifts & Mortgage Finance                           0.7
Managed Health Care                                  0.7
Semiconductors                                       0.7
Communications Equipment                             0.7
Systems Software                                     0.5
Semiconductor Equipment                              0.5
Aluminum                                             0.4
Electronic Manufacturing Services                    0.1
Electronic Equipment Manufacturers                   0.1
                                                   -----
Total Long-Term Investments                         94.1
Total Repurchase Agreements                          8.0
                                                   -----
Total Investments                                  102.1
Liabilities in Excess of Other Assets               (2.1)
                                                   -----
Net Assets                                         100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the Portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov. You may obtain information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/08 - 6/30/08.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchanges fees.

                                                                BEGINNING         ENDING        EXPENSES PAID
                                                              ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                              ------------------------------------------------
                                                                 1/1/08           6/30/08       1/1/08-6/30/08
Class I
  Actual....................................................    $1,000.00        $  839.81          $2.74
  Hypothetical..............................................     1,000.00         1,021.88           3.02
  (5% annual return before expenses)
Class II
  Actual....................................................     1,000.00           838.81           3.89
  Hypothetical..............................................     1,000.00         1,020.64           4.27
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 0.60% and 0.85% for Class I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the portfolio's investment advisory agreement require that the investment advisory agreement between the portfolio and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

At meetings held on April 15, 2008 and May 8, 2008, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the portfolio and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and portfolio counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the portfolio. The Board of Trustees considered the investment advisory agreement over a period of several months and the trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the portfolio compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the portfolio's shareholders, and the propriety of existing and alternative breakpoints in the portfolio's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the portfolio and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the portfolio. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by portfolio assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the portfolio. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the portfolio and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the portfolio. The trustees discuss with the investment adviser the resources available and used in managing the portfolio and changes made in the portfolio's portfolio management team and the portfolio's portfolio management strategy over time. The portfolio discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

Performance, Fees and Expenses of the Portfolio. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the portfolio compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the portfolio and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the portfolio. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The portfolio discloses more information about its performance elsewhere in this report and in the portfolio's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this portfolio relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the portfolio's overall expense ratio. The portfolio discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the portfolio support its decision to approve the investment advisory agreement.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the portfolio and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the portfolio and how that relates to the portfolio's expense ratio and particularly the portfolio's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the portfolio's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the portfolio support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the portfolio and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

DESCRIPTION                          SHARES            VALUE
-----------------------------------------------------------------
COMMON STOCKS  94.1%
AIRLINES  0.8%
Southwest Airlines Co. ........       2,097,100    $   27,346,184
                                                   --------------
ALUMINUM  0.4%
Alcoa, Inc. ...................         350,700        12,491,934
                                                   --------------
ASSET MANAGEMENT & CUSTODY BANKS  2.0%
Bank of New York Mellon
  Corp. .......................       1,707,563        64,597,108
                                                   --------------
BROADCASTING & CABLE TV  4.7%
Comcast Corp., Class A.........       6,323,250       119,952,053
Liberty Media Corp.--
  Entertainment, Ser A (a).....       1,371,700        33,236,291
                                                   --------------
                                                      153,188,344
                                                   --------------
CATALOG RETAIL  1.0%
Liberty Media
  Corp.--Interactive, Ser A
  (a)..........................       2,209,275        32,608,899
                                                   --------------
COMMUNICATIONS EQUIPMENT  0.7%
Alcatel-Lucent--ADR (France)...       2,304,100        13,916,764
Ericsson, Class B--ADR
  (Sweden).....................         802,840         8,349,536
                                                   --------------
                                                       22,266,300
                                                   --------------
COMPUTER HARDWARE  3.7%
Dell, Inc. (a).................       1,952,300        42,716,324
Hewlett-Packard Co. ...........         562,710        24,877,409
IBM Corp. .....................         465,800        55,211,274
                                                   --------------
                                                      122,805,007
                                                   --------------
DATA PROCESSING & OUTSOURCED SERVICES  1.1%
Computer Sciences Corp. (a)....         362,100        16,960,764
Western Union Co. .............         719,200        17,778,624
                                                   --------------
                                                       34,739,388
                                                   --------------
DEPARTMENT STORES  1.2%
J.C. Penney Co., Inc. .........         570,100        20,688,929
Macy's, Inc. ..................         999,200        19,404,464
                                                   --------------
                                                       40,093,393
                                                   --------------
DIVERSIFIED BANKS  3.7%
Barclays PLC--ADR (United
  Kingdom).....................         138,100         3,197,015
U.S. Bancorp...................         713,600        19,902,304
Wachovia Corp. ................       3,452,400        53,615,772
Wells Fargo & Co. .............       1,851,200        43,966,000
                                                   --------------
                                                      120,681,091
                                                   --------------
DIVERSIFIED CHEMICALS  1.6%
Du Pont (E.I.) de Nemours &
  Co. .........................       1,257,351        53,927,784
                                                   --------------
DRUG RETAIL  1.0%
CVS Caremark Corp. ............         834,200        33,009,294
                                                   --------------
ELECTRONIC EQUIPMENT MANUFACTURERS  0.1%
Cognex Corp. ..................         132,800         3,061,040
                                                   --------------

ELECTRONIC MANUFACTURING SERVICES  0.1%
Flextronics International, Ltd.
  (Singapore) (a)..............         309,600         2,910,240
Kemet Corp. (a)................         167,000           541,080
                                                   --------------
                                                        3,451,320
                                                   --------------
HEALTH CARE DISTRIBUTORS  1.8%
Cardinal Health, Inc. .........       1,130,400        58,306,032
                                                   --------------

HEALTH CARE EQUIPMENT  0.8%
Boston Scientific Corp. (a)....       2,207,800        27,133,862
                                                   --------------

DESCRIPTION                          SHARES            VALUE
-----------------------------------------------------------------
HOME IMPROVEMENT RETAIL  1.1%
Home Depot, Inc. ..............         736,600    $   17,251,172
Lowe's Cos., Inc. .............         959,700        19,913,775
                                                   --------------
                                                       37,164,947
                                                   --------------
HOUSEHOLD PRODUCTS  2.0%
Kimberly-Clark Corp. ..........         763,300        45,630,074
Procter & Gamble Co. ..........         328,400        19,970,004
                                                   --------------
                                                       65,600,078
                                                   --------------
HYPERMARKETS & SUPER CENTERS  4.1%
Wal-Mart Stores, Inc. .........       2,387,300       134,166,260
                                                   --------------

INDUSTRIAL CONGLOMERATES  0.9%
General Electric Co. ..........       1,149,200        30,672,148
                                                   --------------

INTEGRATED TELECOMMUNICATION SERVICES  5.8%
AT&T, Inc. ....................       2,026,200        68,262,678
Verizon Communications,
  Inc. ........................       3,425,000       121,245,000
                                                   --------------
                                                      189,507,678
                                                   --------------
INTERNET SOFTWARE & SERVICES  0.8%
eBay, Inc. (a).................         965,200        26,378,916
                                                   --------------

INVESTMENT BANKING & BROKERAGE  0.9%
Merrill Lynch & Co., Inc. .....         913,000        28,951,230
                                                   --------------

LIFE & HEALTH INSURANCE  2.0%
Aflac, Inc. ...................         206,500        12,968,200
MetLife, Inc. .................         642,000        33,878,340
Torchmark Corp. ...............         317,710        18,633,691
                                                   --------------
                                                       65,480,231
                                                   --------------
MANAGED HEALTH CARE  0.7%
UnitedHealth Group, Inc. ......         423,500        11,116,875
WellPoint, Inc. (a)............         266,800        12,715,688
                                                   --------------
                                                       23,832,563
                                                   --------------
MOVIES & ENTERTAINMENT  7.2%
News Corp. Class B.............       2,304,700        35,377,145
Time Warner, Inc. .............       6,835,700       101,168,360
Viacom, Inc., Class B (a)......       3,200,500        97,743,270
                                                   --------------
                                                      234,288,775
                                                   --------------
MULTI-LINE INSURANCE  2.1%
American International Group,
  Inc. ........................         799,000        21,141,540
Genworth Financial, Inc., Class
  A............................         546,600         9,734,946
Hartford Financial Services
  Group, Inc. .................         570,500        36,837,185
                                                   --------------
                                                       67,713,671
                                                   --------------
OTHER DIVERSIFIED FINANCIAL SERVICES  6.4%
Bank of America Corp. .........       3,659,000        87,340,330
Citigroup, Inc. ...............       4,012,300        67,246,148
JPMorgan Chase & Co. ..........       1,570,500        53,883,855
                                                   --------------
                                                      208,470,333
                                                   --------------
PACKAGED FOODS & MEATS  7.2%
Cadbury PLC--ADR (United
  Kingdom).....................       1,503,268        75,691,498
Kraft Foods, Inc., Class A.....       2,831,161        80,546,531
Sara Lee Corp. ................       1,023,200        12,534,200
Unilever N.V. (Netherlands)....       2,418,600        68,688,240
                                                   --------------
                                                      237,460,469
                                                   --------------
PAPER PRODUCTS  4.2%
International Paper Co. .......       5,863,002       136,607,947
                                                   --------------

PHARMACEUTICALS  11.0%
Abbott Laboratories............         775,400        41,072,938

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

DESCRIPTION                          SHARES            VALUE
-----------------------------------------------------------------
PHARMACEUTICALS (CONTINUED)
Bristol-Myers Squibb Co. ......       3,931,700    $   80,717,801
Eli Lilly & Co. ...............         779,300        35,972,488
GlaxoSmithKline PLC--ADR
  (United Kingdom).............         402,700        17,807,394
Pfizer, Inc. ..................       2,619,000        45,753,930
Roche Holdings AG--ADR
  (Switzerland)................         125,700        11,353,224
Schering-Plough Corp. .........       3,261,400        64,216,966
Wyeth..........................       1,296,000        62,156,160
                                                   --------------
                                                      359,050,901
                                                   --------------
PROPERTY & CASUALTY INSURANCE  4.8%
Berkshire Hathaway, Inc., Class
  B (a)........................           5,830        23,389,960
Chubb Corp. ...................       2,051,880       100,562,639
Travelers Cos., Inc. ..........         728,700        31,625,580
                                                   --------------
                                                      155,578,179
                                                   --------------
REGIONAL BANKS  1.1%
PNC Financial Services Group,
  Inc. ........................         607,900        34,711,090
                                                   --------------
SEMICONDUCTOR EQUIPMENT  0.5%
KLA-Tencor Corp. ..............         401,900        16,361,349
                                                   --------------
SEMICONDUCTORS  0.7%
Intel Corp. ...................       1,066,100        22,899,828
                                                   --------------

SOFT DRINKS  2.0%
Coca-Cola Co. .................         862,100        44,811,958
Dr. Pepper Snapple Group, Inc.
  (a)..........................         944,876        19,823,498
                                                   --------------
                                                       64,635,456
                                                   --------------
SPECIALTY CHEMICALS  1.0%
Rohm & Haas Co. ...............         711,100        33,023,484
                                                   --------------

SYSTEMS SOFTWARE  0.5%
Microsoft Corp. ...............         647,600        17,815,476
                                                   --------------
THRIFTS & MORTGAGE FINANCE  0.7%
Federal Home Loan Mortgage
  Corp. .......................       1,108,200        18,174,480
Federal National Mortgage
  Association..................         315,000         6,145,650
                                                   --------------
                                                       24,320,130
                                                   --------------
TOBACCO  1.7%
Altria Group, Inc. ............         860,500        17,691,880
Philip Morris International,
  Inc. ........................         789,400        38,988,466
                                                   --------------
                                                       56,680,346
                                                   --------------
TOTAL LONG-TERM INVESTMENTS  94.1%
  (Cost $3,611,655,456)........................     3,081,078,465
                                                   --------------

DESCRIPTION                                            VALUE
-----------------------------------------------------------------
REPURCHASE AGREEMENTS  8.0%
Banc of America Securities ($80,106,234 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  2.50%, dated 06/30/08, to be sold on 07/01/08
  at $80,111,797)..............................    $   80,106,234
Citigroup Global Markets, Inc. ($80,106,234 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  2.50%, dated 06/30/08, to be sold on 07/01/08
  at $80,111,797)..............................        80,106,234
JPMorgan Chase & Co. ($24,031,870 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  2.60%, dated 06/30/08, to be sold on 07/01/08
  at $24,033,606)..............................        24,031,870
State Street Bank & Trust Co. ($79,162,662 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  1.85%, dated 06/30/08, to be sold on 07/01/08
  at $79,166,730)..............................        79,162,662
                                                   --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $263,407,000)..........................       263,407,000
                                                   --------------

TOTAL INVESTMENTS  102.1%
  (Cost $3,875,062,456)........................     3,344,485,465

LIABILITIES IN EXCESS OF OTHER
  ASSETS  (2.1%)...............................       (68,162,378)
                                                   --------------

NET ASSETS  100.0%.............................    $3,276,323,087
                                                   ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security.

ADR--American Depositary Receipt

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

ASSETS:
Total Investments (Cost $3,875,062,456).....................    $3,344,485,465
Cash........................................................               883
Receivables:
  Portfolio Shares Sold.....................................         9,436,561
  Investments Sold..........................................         4,544,601
  Dividends.................................................         4,364,730
  Interest..................................................            16,930
Other.......................................................           135,176
                                                                --------------
    Total Assets............................................     3,362,984,346
                                                                --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................        64,512,936
  Portfolio Shares Repurchased..............................        19,205,730
  Investment Advisory Fee...................................         1,600,412
  Distributor and Affiliates................................           702,827
Trustees' Deferred Compensation and Retirement Plans........           227,177
Accrued Expenses............................................           412,177
                                                                --------------
    Total Liabilities.......................................        86,661,259
                                                                --------------
NET ASSETS..................................................    $3,276,323,087
                                                                ==============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................    $3,760,679,504
Accumulated Undistributed Net Investment Income.............        36,249,022
Accumulated Net Realized Gain...............................         9,971,552
Net Unrealized Depreciation.................................      (530,576,991)
                                                                --------------
NET ASSETS..................................................    $3,276,323,087
                                                                ==============
NET ASSETS VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares (Based on net assets of $253,315,365 and
  23,527,627 shares of beneficial interest issued and
  outstanding)..............................................    $        10.77
                                                                ==============
  Class II Shares (Based on net assets of $3,023,007,722 and
  281,540,202 shares of beneficial interest issued and
  outstanding)..............................................    $        10.74
                                                                ==============

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $371,831)....    $  48,677,347
Interest....................................................        2,588,313
                                                                -------------
    Total Income............................................       51,265,660
                                                                -------------
EXPENSES:
Investment Advisory Fee.....................................        9,967,456
Distribution (12b-1) and Service Fees.......................        4,110,635
Reports to Shareholders.....................................          308,894
Accounting and Administrative Expenses......................          206,868
Custody.....................................................           68,458
Professional Fees...........................................           48,413
Trustees' Fees and Related Expenses.........................           40,429
Transfer Agent Fees.........................................            7,826
Other.......................................................           45,480
                                                                -------------
    Total Expenses..........................................       14,804,459
    Less Credits Earned on Cash Balances....................            3,634
                                                                -------------
    Net Expenses............................................       14,800,825
                                                                -------------
NET INVESTMENT INCOME.......................................    $  36,464,835
                                                                =============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................    $  18,017,879
                                                                -------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................      149,691,476
  End of the Period.........................................     (530,576,991)
                                                                -------------
Net Unrealized Depreciation During the Period...............     (680,268,467)
                                                                -------------
NET REALIZED AND UNREALIZED LOSS............................    $(662,250,588)
                                                                =============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................    $(625,785,753)
                                                                =============

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                                    FOR THE              FOR THE
                                                                SIX MONTHS ENDED       YEAR ENDED
                                                                 JUNE 30, 2008      DECEMBER 31, 2007
                                                                -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................     $   36,464,835      $   73,174,294
Net Realized Gain...........................................         18,017,879         181,139,026
Net Unrealized Depreciation During the Period...............       (680,268,467)       (334,668,359)
                                                                 --------------      --------------
Change in Net Assets from Operations........................       (625,785,753)        (80,355,039)
                                                                 --------------      --------------

Distributions from Net Investment Income:
  Class I Shares............................................         (6,325,706)         (6,980,422)
  Class II Shares...........................................        (66,916,626)        (56,798,459)
                                                                 --------------      --------------
                                                                    (73,242,332)        (63,778,881)
                                                                 --------------      --------------

Distributions from Net Realized Gain:
  Class I Shares............................................        (13,662,254)         (8,600,053)
  Class II Shares...........................................       (164,347,232)        (78,841,064)
                                                                 --------------      --------------
                                                                   (178,009,486)        (87,441,117)
                                                                 --------------      --------------
Total Distributions.........................................       (251,251,818)       (151,219,998)
                                                                 --------------      --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........       (877,037,571)       (231,575,037)
                                                                 --------------      --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................        288,754,637         720,873,243
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................        251,251,818         151,219,998
Cost of Shares Repurchased..................................       (217,801,418)       (650,824,627)
                                                                 --------------      --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........        322,205,037         221,268,614
                                                                 --------------      --------------
TOTAL DECREASE IN NET ASSETS................................       (554,832,534)        (10,306,423)
NET ASSETS:
Beginning of the Period.....................................      3,831,155,621       3,841,462,044
                                                                 --------------      --------------
End of the Period (Including accumulated undistributed net
  investment income of $36,249,022 and $73,026,519,
  respectively).............................................     $3,276,323,087      $3,831,155,621
                                                                 ==============      ==============

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                    SIX MONTHS                          YEAR ENDED DECEMBER 31,
CLASS I SHARES                                         ENDED           ----------------------------------------------------------
                                                   JUNE 30, 2008        2007         2006         2005         2004         2003
                                                   ------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.......      $   13.86         $14.75       $13.69       $13.73       $11.78       $ 9.10
                                                     ---------         ------       ------       ------       ------       ------
  Net Investment Income........................           0.14(a)        0.30(a)      0.30(a)      0.26(a)      0.17         0.13
  Net Realized and Unrealized Gain/Loss........          (2.29)         (0.60)        1.81         0.31         1.90         2.66
                                                     ---------         ------       ------       ------       ------       ------
Total from Investment Operations...............          (2.15)         (0.30)        2.11         0.57         2.07         2.79
                                                     ---------         ------       ------       ------       ------       ------
Less:
  Distributions from Net Investment Income.....           0.30           0.26         0.21         0.16         0.12         0.11
  Distributions from Net Realized Gain.........           0.64           0.33         0.84         0.45          -0-          -0-
                                                     ---------         ------       ------       ------       ------       ------
Total Distributions............................           0.94           0.59         1.05         0.61         0.12         0.11
                                                     ---------         ------       ------       ------       ------       ------
NET ASSET VALUE, END OF THE PERIOD.............      $   10.77         $13.86       $14.75       $13.69       $13.73       $11.78
                                                     =========         ======       ======       ======       ======       ======

Total Return...................................        -16.02%*        -2.04%       16.28%        4.37%       17.76%       30.99%
Net Assets at End of the Period (In
  millions)....................................      $   253.3         $309.6       $400.7       $402.2       $332.1       $234.0
Ratio of Expenses to Average Net Assets (b)....          0.60%          0.59%        0.59%        0.59%        0.61%        0.65%
Ratio of Net Investment Income to Average Net
  Assets.......................................          2.27%          2.03%        2.17%        2.00%        1.70%        1.65%
Portfolio Turnover.............................            14%*           25%          27%          28%          31%          37%

(a) Based on average shares outstanding.

(b) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended December 31, 2005.

*   Non-Annualized

See Notes to Financial Statements                                             13

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                               SIX MONTHS                             YEAR ENDED DECEMBER 31,
CLASS II SHARES                                   ENDED           ---------------------------------------------------------------
                                              JUNE 30, 2008         2007           2006           2005           2004       2003
                                              -----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................      $   13.80         $  14.70       $  13.65       $  13.69       $  11.75    $ 9.07
                                                ---------         --------       --------       --------       --------    ------
  Net Investment Income...................           0.12(a)          0.26(a)        0.26(a)        0.23(a)        0.13      0.10
  Net Realized and Unrealized Gain/Loss...          (2.28)           (0.59)          1.81           0.31           1.90      2.66
                                                ---------         --------       --------       --------       --------    ------
Total from Investment Operations..........          (2.16)           (0.33)          2.07           0.54           2.03      2.76
                                                ---------         --------       --------       --------       --------    ------
Less:
  Distributions from Net Investment
    Income................................           0.26             0.24           0.18           0.13           0.09      0.08
  Distributions from Net Realized Gain....           0.64             0.33           0.84           0.45            -0-       -0-
                                                ---------         --------       --------       --------       --------    ------
Total Distributions.......................           0.90             0.57           1.02           0.58           0.09      0.08
                                                ---------         --------       --------       --------       --------    ------
NET ASSET VALUE, END OF THE PERIOD........      $   10.74         $  13.80       $  14.70       $  13.65       $  13.69    $11.75
                                                =========         ========       ========       ========       ========    ======

Total Return (b)..........................        -16.12%*          -2.33%         16.04%          4.11%         17.43%    30.77%
Net Assets at End of the Period (In
  millions)...............................      $ 3,023.0         $3,521.5       $3,440.8       $2,421.4       $1,389.1    $675.2
Ratio of Expenses to Average Net Assets
  (c).....................................          0.85%            0.84%          0.84%          0.84%          0.86%     0.90%
Ratio of Net Investment Income to Average
  Net Assets..............................          2.02%            1.78%          1.91%          1.76%          1.47%     1.40%
Portfolio Turnover........................            14%*             25%            27%            28%            31%       37%

(a) Based on average shares outstanding.

(b) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended December 31, 2005.

*   Non-Annualized

 14                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Comstock Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Portfolio's investment objective is to seek capital growth and income through investments in equity securities, including common and preferred stocks and securities convertible into common and preferred stocks. The Portfolio commenced investment operations on April 30, 1999. The Portfolio offers Class I Shares and Class II Shares. Each class of shares differs by the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

    The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio's investments. The inputs are summarized in the three broad levels listed below.

Level 1--quoted prices in active markets for identical investments

Level 2--other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

    The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments carried at value:

                                                                INVESTMENTS IN
VALUATION INPUTS                                                  SECURITIES
Level 1--Quoted Prices......................................    $2,994,033,743
Level 2--Other Significant Observable Inputs................       350,451,722
Level 3--Significant Unobservable Inputs....................                --
                                                                --------------
Total.......................................................    $3,344,485,465
                                                                ==============

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

income taxes is required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Portfolio adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on June 30, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended December 31, 2007, remains subject to examination by taxing authorities.

    At June 30, 2008, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $3,883,704,463
                                                                ==============
Gross tax unrealized appreciation...........................    $  212,395,359
Gross tax unrealized depreciation...........................      (751,614,357)
                                                                --------------
Net tax unrealized depreciation on investments..............    $ (539,218,998)
                                                                ==============

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
  Ordinary income...........................................    $ 68,227,310
  Long-term capital gain....................................      82,992,688
                                                                ------------
                                                                $151,219,998
                                                                ============

    As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $ 88,715,013
Undistributed long-term capital gain........................     162,494,929

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. CREDITS EARNED ON CASH BALANCES During the six months ended June 30, 2008, the Portfolio's custody fees was reduced by $3,634 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Portfolio's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Portfolio for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .60%
Over $500 million...........................................       .55%

    The Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percent of average daily net assets in excess of .95% and 1.20% for Classes I and II, respectively. For the six months ended June 30, 2008, the Adviser did not reimburse any of its investment advisory fees or other expenses. This waiver is voluntary and can be discontinued at the Adviser's discretion.

    For the six months ended June 30, 2008, the Portfolio recognized expenses of approximately $36,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each portfolio. For the six months ended June 30, 2008, the Portfolio recognized expenses of approximately $78,500 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the six months ended June 30, 2008, the Portfolio recognized expenses of approximately $7,500 representing transfer agent fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $124,043 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2008. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended June 30, 2008, the Portfolio paid brokerage commissions to Morgan Stanley & Co., Inc., an affiliate of the Adviser, totaling $13,810.

3. CAPITAL TRANSACTIONS

For the six months ended June 30, 2008 and the year ended December 31, 2007, transactions were as follows

                                                                           FOR THE                             FOR THE
                                                                      SIX MONTHS ENDED                        YEAR ENDED
                                                                        JUNE 30, 2008                     DECEMBER 31, 2007
                                                               -------------------------------       ----------------------------
                                                                 SHARES              VALUE             SHARES           VALUE
Sales:
  Class I..................................................      4,738,658       $  56,277,198         4,289,536    $  61,900,820
  Class II.................................................     19,076,052         232,477,439        44,970,425      658,972,423
                                                               -----------       -------------       -----------    -------------
Total Sales................................................     23,814,710       $ 288,754,637        49,259,961    $ 720,873,243
                                                               ===========       =============       ===========    =============
Dividend Reinvestment:
  Class I..................................................      1,358,655       $  19,987,960         1,119,167    $  15,580,475
  Class II.................................................     19,833,950         231,263,858         9,764,209      135,639,523
                                                               -----------       -------------       -----------    -------------
Total Dividend Reinvestment................................     21,192,605       $ 251,251,818        10,883,376    $ 151,219,998
                                                               ===========       =============       ===========    =============
Repurchases:
  Class I..................................................     (4,905,723)      $ (62,170,539)      (10,229,190)   $(149,538,983)
  Class II.................................................    (12,466,313)       (155,630,879)      (33,710,108)    (501,285,644)
                                                               -----------       -------------       -----------    -------------
Total Repurchases..........................................    (17,372,036)      $(217,801,418)      (43,939,298)   $(650,824,627)
                                                               ===========       =============       ===========    =============

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $648,775,950 and $488,337,961, respectively.

5. DISTRIBUTION AND SERVICE PLANS

Shares of the Portfolio are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Portfolio has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively the "Plans") for Class II Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid monthly.

6. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. ACCOUNTING PRONOUNCEMENT

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN*--Chairman
SUZANNE H. WOOLSEY

OFFICERS

JERRY W. MILLER
President and Principal Executive Officer

DENNIS SHEA
Vice President

KEVIN KLINGERT
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
522 Fifth Avenue
New York, New York 10036

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 219286
Kansas City, Missouri 64121-9286

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Life Investment Trust Comstock Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy




  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated

                                                           (continued on back)

  Van Kampen Life Investment Trust Comstock Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              522 Fifth Avenue
                                                      New York, New York 10036
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                                LITSANCOM 8/08
  (VAN KAMPEN INVESTMENTS LOGO)                             IU08-04087P-Y06/08

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust Capital Growth Portfolio, formerly Strategic Growth Portfolio, performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of June 30, 2008.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary as of 6/30/08

 ---------------------------------------------------------------------------
 AVERAGE ANNUAL                CLASS I SHARES         CLASS II SHARES
 TOTAL RETURNS                  since 7/3/95           since 9/18/00

 Since Inception                    9.03%                 -7.11%

 10-year                            4.35                     --

 5-year                             7.13                   6.86

 1-year                            -2.20                  -2.45

 6-month                           -9.58                  -9.69
 ---------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a policyholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in expenses. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns for both share classes do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. Periods of less than one year are not annualized.

The Russell 1000(R) Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe and includes those Russell 1000(R) Index companies with higher price-to-book ratios and higher expected growth values. The Russell 1000(R) Index is an index of approximately 1,000 of the largest U.S. securities based on a combination of market capitalization and current index membership. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Portfolio Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008

MARKET CONDITIONS

Most areas of the broad stock market declined for the six-month period ended June 30, 2008, including the Portfolio's universe of large-cap growth stocks (as represented by the Russell 1000(R) Growth Index). Although stocks briefly rallied from mid-March to mid-May, the market retrenched through June as investors grappled with more bad news on the economy. Soaring oil and food prices and the ongoing credit crisis took a toll on consumer spending and dampened outlooks for corporate earnings. During the period, energy remained the leading sector, with consumer discretionary and financials the hardest hit.

PERFORMANCE ANALYSIS

All share classes of Van Kampen LIT Capital Growth Portfolio (formerly Strategic Growth Portfolio) underperformed the Russell 1000(R) Growth Index for the six months ended June 30, 2008, assuming no deduction of applicable sales charges.

The Portfolio's underperformance relative to the Russell 1000 Growth Index for the period was primarily attributable to stock selection. However, the sector allocations resulting from those stock selection decisions had an overall positive impact on relative returns.

More specifically, a combination of stock selection and an overweight allocation in the consumer discretionary sector was the main detractor for the six-month period. Within the sector, the key areas of weakness were commercial services, retail, consumer electronics, and hotel/motel holdings. Although an overweight allocation in the utilities sector was beneficial, the positive effect was more than offset by underperformance from stock selection, primarily within telecommunications and water companies. Stock selection in the autos and transportation sector also detracted, resulting from weak selection in miscellaneous transportation stocks. However, an overweight in the sector did partially offset some of that loss.

Positive results, however, came from other investments. Stock selection and an overweight position in the materials and processing sector added the most to relative performance for the period. Here, a holding in an agriculture fishing and ranching stock and a steel company boosted performance. Stock selection in the other energy sector was also advantageous. The Portfolio held large positions in two crude oil producers which drove the outperformance in the sector. The health care sector contributed positively for a number of reasons. The avoidance of health care management services stocks limited the Portfolio's exposure to declining performance there. Additionally, good stock selection in both the drugs and pharmaceuticals and the medical systems segments enhanced relative results. Finally, an underweight allocation to the health care sector overall further added to relative gains.

At the end of the period, consumer discretionary represented the largest sector weight in the Portfolio, followed by the materials and processing sector and the financial services sector. Relative to the Russell 1000 Growth Index, the Portfolio held an overweight in all three sectors.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008

----------------------------------------------
                              RUSSELL
                              1000(R)
      CLASS I   CLASS II   GROWTH INDEX
      -9.58%     -9.69%       -9.06%
----------------------------------------------

The performance for the two share classes varies because each has different expenses. The Portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. See Performance Summary for performance information and index definitions.

TOP 10 HOLDINGS AS OF 6/30/08
Monsanto Co.                                         8.2%
Ultra Petroleum Corp.                                6.8
Google, Inc., Class A                                5.7
Amazon.com, Inc.                                     4.9
Brookfield Asset Management, Inc., Class A           4.5
Research In Motion, Ltd.                             4.1
eBay, Inc.                                           3.4
Wynn Resorts, Ltd.                                   3.1
Leucadia National Corp.                              2.9
MasterCard, Inc., Class A                            2.9

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF 6/30/08
Internet Software & Services                        12.5%
Oil & Gas Exploration & Production                   9.5
Fertilizers & Agricultural Chemicals                 8.2
Internet Retail                                      4.9
Real Estate Management & Development                 4.5
Specialized Finance                                  4.2
Consumer Finance                                     4.1
Communications Equipment                             4.1
Data Processing & Outsourced Services                4.0
Wireless Telecommunication Services                  3.3
Air Freight & Logistics                              3.2
Construction Materials                               3.1
Casinos & Gaming                                     3.1
Multi-Sector Holdings                                2.9
Computer Hardware                                    2.7
Property & Casualty Insurance                        2.2
Multi-Line Insurance                                 2.1
Life Sciences Tools & Services                       1.9
Restaurants                                          1.8
Health Care Equipment                                1.5
Apparel Retail                                       1.5
Distributors                                         1.4
Apparel, Accessories & Luxury Goods                  1.3
Pharmaceuticals                                      1.1
Electrical Components & Equipment                    1.1
Hotels, Resorts & Cruise Lines                       1.0
Steel                                                1.0
Diversified Commercial & Professional Services       1.0
Systems Software                                     0.9
Marine Ports & Services                              0.9
Human Resource & Employment Services                 0.6
                                                   -----
Total Long-Term Investments                         95.6
Total Repurchase Agreements                          4.6
                                                   -----
Total Investments                                  100.2
Liabilities in Excess of Other Assets               (0.2)
                                                   -----
Net Assets                                         100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the Portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov. You may obtain information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur ongoing costs, including management fees, distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other Portfolios.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/08 - 6/30/08.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads) and redemption fees, or exchange fees.

                                                                BEGINNING         ENDING        EXPENSES PAID
                                                              ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                              ------------------------------------------------
                                                                 1/1/08           6/30/08       1/1/08-6/30/08
Class I
  Actual....................................................    $1,000.00        $  904.22          $4.02
  Hypothetical..............................................     1,000.00         1,020.64           4.27
  (5% annual return before expenses)
Class II
  Actual....................................................     1,000.00           903.08           5.20
  Hypothetical..............................................     1,000.00         1,019.39           5.52
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 0.85% and 1.10% for Class I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the portfolio's investment advisory agreement require that the investment advisory agreement between the portfolio and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

At meetings held on April 15, 2008 and May 8, 2008, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the portfolio and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and portfolio counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the portfolio. The Board of Trustees considered the investment advisory agreement over a period of several months and the trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the portfolio compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the portfolio's shareholders, and the propriety of existing and alternative breakpoints in the portfolio's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the portfolio and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the portfolio. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by portfolio assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the portfolio. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the portfolio and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the portfolio. The trustees discuss with the investment adviser the resources available and used in managing the portfolio and changes in the portfolio's portfolio management team and the portfolio's portfolio management strategy over time. The portfolio discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

Performance, Fees and Expenses of the Portfolio. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the portfolio compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the portfolio and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the portfolio. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The portfolio discloses more information about its performance elsewhere in this report and in the portfolio's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this portfolio relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the portfolio's overall expense ratio. The portfolio discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the portfolio support its decision to approve the investment advisory agreement.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the portfolio and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the portfolio and how that relates to the portfolio's expense ratio and particularly the portfolio's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the portfolio's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the portfolio support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the portfolio and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

VAN KAMPEN LIFE INVESTMENT TRUST CAPITAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
COMMON STOCKS  95.6%
AIR FREIGHT & LOGISTICS  3.2%
C.H. Robinson Worldwide, Inc. ......    79,743     $  4,373,106
Expeditors International of
  Washington, Inc. .................    70,452        3,029,436
                                                   ------------
                                                      7,402,542
                                                   ------------
APPAREL, ACCESSORIES & LUXURY GOODS  1.3%
Coach, Inc. (a).....................   105,252        3,039,678
                                                   ------------
APPAREL RETAIL  1.5%
Abercrombie & Fitch Co., Class A....    54,850        3,437,998
                                                   ------------

CASINOS & GAMING  3.1%
Wynn Resorts, Ltd. .................    88,693        7,215,176
                                                   ------------
COMMUNICATIONS EQUIPMENT  4.1%
Research In Motion, Ltd. (Canada)
  (a)...............................    81,045        9,474,160
                                                   ------------
COMPUTER HARDWARE  2.7%
Apple, Inc. (a).....................    36,771        6,156,936
                                                   ------------
CONSTRUCTION MATERIALS  3.1%
Cemex, SAB de CV--ADR (Mexico) (a)..   171,416        4,233,975
Martin Marietta Materials, Inc. ....    29,378        3,043,267
                                                   ------------
                                                      7,277,242
                                                   ------------
CONSUMER FINANCE  4.1%
American Express Co. ...............   117,825        4,438,468
Redecard, SA (Brazil)...............   262,314        5,070,869
                                                   ------------
                                                      9,509,337
                                                   ------------
DATA PROCESSING & OUTSOURCED SERVICES  4.0%
MasterCard, Inc., Class A...........    25,483        6,766,246
Visa, Inc., Class A.................    30,673        2,494,022
                                                   ------------
                                                      9,260,268
                                                   ------------
DISTRIBUTORS  1.4%
Li & Fung, Ltd. (Bermuda)...........  1,066,000       3,212,799
                                                   ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES  1.0%
Corporate Executive Board Co. ......    55,607        2,338,274
                                                   ------------

ELECTRICAL COMPONENTS & EQUIPMENT  1.1%
First Solar, Inc. (a)...............     9,128        2,490,301
                                                   ------------
FERTILIZERS & AGRICULTURAL CHEMICALS  8.2%
Monsanto Co. .......................   151,245       19,123,418
                                                   ------------
HEALTH CARE EQUIPMENT  1.5%
Gen-Probe, Inc. (a).................    24,461        1,161,409
Intuitive Surgical, Inc. (a)........     9,028        2,432,143
                                                   ------------
                                                      3,593,552
                                                   ------------
HOTELS, RESORTS & CRUISE LINES  1.0%
Starwood Hotels & Resorts Worldwide,
  Inc. .............................    60,668        2,430,967
                                                   ------------
HUMAN RESOURCE & EMPLOYMENT SERVICES  0.6%
Monster Worldwide, Inc. (a).........    66,197        1,364,320
                                                   ------------
INTERNET RETAIL  4.9%
Amazon.com, Inc. (a)................   154,649       11,340,411
                                                   ------------

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
INTERNET SOFTWARE & SERVICES  12.5%
Baidu.com, Inc.--ADR (Cayman
  Islands) (a)......................    11,630     $  3,639,725
eBay, Inc. (a)......................   290,578        7,941,497
Google, Inc., Class A (a)...........    25,011       13,166,291
Tencent Holdings, Ltd. (Cayman
  Islands)..........................   397,400        3,073,291
Yahoo!, Inc. (a)....................    57,376        1,185,388
                                                   ------------
                                                     29,006,192
                                                   ------------
LIFE SCIENCES TOOLS & SERVICES  1.9%
Illumina, Inc. (a)..................    49,722        4,331,283
                                                   ------------

MARINE PORTS & SERVICES  0.9%
China Merchants Holdings
  International Co., Ltd. (Hong
  Kong).............................   520,000        2,010,709
                                                   ------------

MULTI-LINE INSURANCE  2.1%
Loews Corp. ........................   105,973        4,970,134
                                                   ------------

MULTI-SECTOR HOLDINGS  2.9%
Leucadia National Corp. ............   145,413        6,825,686
                                                   ------------

OIL & GAS EXPLORATION & PRODUCTION  9.5%
Southwestern Energy Co. (a).........   132,690        6,317,371
Ultra Petroleum Corp. (Canada)
  (a)...............................   161,084       15,818,449
                                                   ------------
                                                     22,135,820
                                                   ------------
PHARMACEUTICALS  1.1%
Allergan, Inc. .....................    49,765        2,590,268
                                                   ------------

PROPERTY & CASUALTY INSURANCE  2.2%
Berkshire Hathaway, Inc., Class B
  (a)...............................     1,253        5,027,036
                                                   ------------

REAL ESTATE MANAGEMENT & DEVELOPMENT  4.5%
Brookfield Asset Management, Inc.,
  Class A (Canada)..................   323,763       10,535,248
                                                   ------------

RESTAURANTS  1.8%
Starbucks Corp. (a).................   262,242        4,127,689
                                                   ------------

SPECIALIZED FINANCE  4.2%
Bovespa Holdings, SA (Brazil).......   475,135        5,898,064
CME Group, Inc. ....................     9,792        3,752,197
                                                   ------------
                                                      9,650,261
                                                   ------------
STEEL  1.0%
Nucor Corp. ........................    31,933        2,384,437
                                                   ------------

SYSTEMS SOFTWARE  0.9%
VMware, Inc., Class A (a)...........    38,418        2,069,193
                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES  3.3%
America Movil, SA de CV, Ser L--ADR
  (Mexico)..........................    87,411        4,610,930
China Mobile, Ltd.--ADR (Hong
  Kong).............................    43,783        2,931,272
                                                   ------------
                                                      7,542,202
                                                   ------------

TOTAL LONG-TERM INVESTMENTS  95.6%
(Cost $225,207,889)............................    $221,873,537
                                                   ------------

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST CAPITAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

DESCRIPTION                                           VALUE
---------------------------------------------------------------
REPURCHASE AGREEMENTS  4.6%
Banc of America Securities ($3,237,921 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  2.50%, dated 06/30/08, to be sold on 07/01/08
  at $3,238,146)...............................    $  3,237,921
Citigroup Global Markets, Inc. ($3,237,921 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  2.50%, dated 06/30/08, to be sold on 07/01/08
  at $3,238,146)...............................       3,237,921
JPMorgan Chase & Co. ($971,376 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  2.60%, dated 06/30/08, to be sold on 07/01/08
  at $971,446).................................         971,376

DESCRIPTION                                           VALUE
---------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
State Street Bank & Trust Co. ($3,199,782 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  1.85%, dated 06/30/08, to be sold on 07/01/08
  at $3,199,946)...............................    $  3,199,782
                                                   ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $10,647,000)...........................      10,647,000
                                                   ------------

TOTAL INVESTMENTS  100.2%
  (Cost $235,854,889)..........................     232,520,537

LIABILITIES IN EXCESS OF OTHER
  ASSETS  (0.2%)...............................        (483,663)
                                                   ------------

NET ASSETS  100.0%.............................    $232,036,874
                                                   ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security.

ADR--American Depositary Receipt

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST CAPITAL GROWTH PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

ASSETS:
Total Investments (Cost $235,854,889).......................    $ 232,520,537
Cash........................................................              658
Receivables:
  Investments Sold..........................................          340,126
  Portfolio Shares Sold.....................................          177,819
  Dividends.................................................           68,318
  Interest..................................................              684
Other.......................................................          104,844
                                                                -------------
    Total Assets............................................      233,212,986
                                                                -------------
LIABILITIES:
Payables:
  Portfolio Shares Repurchased..............................          660,597
  Investment Advisory Fee...................................          143,586
  Distributor and Affiliates................................           36,547
Trustees' Deferred Compensation and Retirement Plans........          178,272
Accrued Expenses............................................          157,110
                                                                -------------
    Total Liabilities.......................................        1,176,112
                                                                -------------
NET ASSETS..................................................    $ 232,036,874
                                                                =============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................    $ 466,935,376
Net Unrealized Depreciation.................................       (3,327,926)
Accumulated Undistributed Net Investment Income.............         (573,192)
Accumulated Net Realized Loss...............................     (230,997,384)
                                                                -------------
NET ASSETS..................................................    $ 232,036,874
                                                                =============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
Class I Shares (Based on net assets of $96,361,369 and
  3,179,621 shares of beneficial interest issued and
  outstanding)..............................................    $       30.31
                                                                =============
Class II Shares (Based on net assets of $135,675,505 and
  4,521,239 shares of beneficial interest issued and
  outstanding)..............................................    $       30.01
                                                                =============

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST CAPITAL GROWTH PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $87,698).....    $    984,169
Interest....................................................         194,896
                                                                ------------
    Total Income............................................       1,179,065
                                                                ------------
EXPENSES:
Investment Advisory Fee.....................................       1,109,522
Distribution (12b-1) and Service Fees.......................         250,202
Reports to Shareholders.....................................         134,416
Accounting and Administrative Expenses......................          34,967
Custody.....................................................          19,565
Professional Fees...........................................          17,345
Trustees' Fees and Related Expenses.........................          14,858
Transfer Agent Fees.........................................           9,057
Other.......................................................          10,686
                                                                ------------
    Total Expenses..........................................       1,600,618
    Less Credits Earned on Cash Balances....................           7,878
                                                                ------------
    Net Expenses............................................       1,592,740
                                                                ------------
NET INVESTMENT LOSS.........................................    $   (413,675)
                                                                ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................    $ (1,563,320)
  Foreign Currency Transactions.............................        (174,026)
                                                                ------------
Net Realized Loss...........................................      (1,737,346)
                                                                ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................      26,748,896
                                                                ------------
  End of the Period:
    Investments.............................................      (3,334,352)
    Foreign Currency Translation............................           6,426
                                                                ------------
                                                                  (3,327,926)
                                                                ------------
Net Unrealized Depreciation During the Period...............     (30,076,822)
                                                                ------------
NET REALIZED AND UNREALIZED LOSS............................    $(31,814,168)
                                                                ============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................    $(32,227,843)
                                                                ============

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST CAPITAL GROWTH PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                                    FOR THE                 FOR THE
                                                                SIX MONTHS ENDED          YEAR ENDED
                                                                 JUNE 30, 2008         DECEMBER 31, 2007
                                                                ----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income/Loss..................................     $    (413,675)          $    808,684
Net Realized Gain/Loss......................................        (1,737,346)           109,608,504
Net Unrealized Depreciation During the Period...............       (30,076,822)           (46,727,854)
                                                                 -------------           ------------
Change in Net Assets from Operations........................       (32,227,843)            63,689,334
                                                                 -------------           ------------

Distributions from Net Investment Income:
  Class I Shares............................................          (551,983)               (73,958)
  Class II Shares...........................................          (383,841)                   -0-
                                                                 -------------           ------------
Total Distributions.........................................          (935,824)               (73,958)
                                                                 -------------           ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........       (33,163,667)            63,615,376
                                                                 -------------           ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................         8,594,244             18,132,381
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................           935,824                 73,958
Cost of Shares Repurchased..................................      (149,084,825)           (94,882,962)
                                                                 -------------           ------------

NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........      (139,554,757)           (76,676,623)
                                                                 -------------           ------------

TOTAL DECREASE IN NET ASSETS................................      (172,718,424)           (13,061,247)
NET ASSETS:
Beginning of the Period.....................................       404,755,298            417,816,545
                                                                 -------------           ------------
End of the Period (Including accumulated undistributed net
  investment income of $(573,192) and $776,307,
  respectively).............................................     $ 232,036,874           $404,755,298
                                                                 =============           ============

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST CAPITAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                    SIX MONTHS                          YEAR ENDED DECEMBER 31,
CLASS I SHARES                                         ENDED           ----------------------------------------------------------
                                                   JUNE 30, 2008        2007         2006         2005         2004         2003
                                                   ------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.......       $33.68           $28.81       $28.01       $26.02       $24.31       $19.09
                                                      ------           ------       ------       ------       ------       ------
  Net Investment Income/Loss (a)...............        (0.02)            0.11         0.04         0.03         0.06        (0.06)
  Net Realized and Unrealized Gain/Loss........        (3.21)            4.77         0.76         2.03         1.65         5.28
                                                      ------           ------       ------       ------       ------       ------
Total from Investment Operations...............        (3.23)            4.88         0.80         2.06         1.71         5.22
Less Distributions from Net Investment
  Income.......................................         0.14             0.01          -0-         0.07          -0-          -0-
                                                      ------           ------       ------       ------       ------       ------
NET ASSET VALUE, END OF THE PERIOD.............       $30.31           $33.68       $28.81       $28.01       $26.02       $24.31
                                                      ======           ======       ======       ======       ======       ======

Total Return...................................       -9.58%**         16.96%        2.86%        7.93%        7.03%       27.34%
Net Assets at End of the Period (In
  millions)....................................       $ 96.4           $143.6       $160.5       $204.0       $235.3       $263.5
Ratio of Expenses to Average Net Assets........        0.85%            0.80%        0.78%        0.77%        0.77%        0.77%
Ratio of Net Investment Income/Loss to Average
  Net Assets...................................       (0.11%)           0.35%        0.16%        0.13%        0.23%       (0.27%)
Portfolio Turnover.............................          24%**           177%         128%          98%         174%         170%

(a) Based on average shares outstanding.

**  Non-Annualized

See Notes to Financial Statements                                             13

VAN KAMPEN LIFE INVESTMENT TRUST CAPITAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                   SIX MONTHS                           YEAR ENDED DECEMBER 31,
CLASS II SHARES                                      ENDED             ----------------------------------------------------------
                                                 JUNE 30, 2008          2007         2006         2005         2004         2003
                                                ---------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....         $33.29            $28.54       $27.81       $25.84       $24.20       $19.05
                                                     ------            ------       ------       ------       ------       ------
  Net Investment Income/Loss (a)............          (0.05)             0.03        (0.02)       (0.03)         -0-(b)     (0.11)
  Net Realized and Unrealized Gain/Loss.....          (3.18)             4.72         0.75         2.00         1.64         5.26
                                                     ------            ------       ------       ------       ------       ------
Total from Investment Operations............          (3.23)             4.75         0.73         1.97         1.64         5.15
Less Distributions from Net Investment
  Income....................................           0.05               -0-          -0-          -0-          -0-          -0-
                                                     ------            ------       ------       ------       ------       ------
NET ASSET VALUE, END OF THE PERIOD..........         $30.01            $33.29       $28.54       $27.81       $25.84       $24.20
                                                     ======            ======       ======       ======       ======       ======

Total Return (c)............................         -9.69%**          16.64%        2.62%        7.64%        6.78%       27.03%
Net Assets at End of the Period (In
  millions).................................         $135.7            $261.2       $257.4       $268.1       $257.6       $219.1
Ratio of Expenses to Average Net Assets.....          1.10%             1.05%        1.03%        1.02%        1.02%        1.02%
Ratio of Net Investment Income/Loss to
  Average Net Assets........................         (0.35%)            0.11%       (0.09%)      (0.12%)       0.02%       (0.52%)
Portfolio Turnover..........................            24%**            177%         128%          98%         174%         170%

(a) Based on average shares outstanding.

(b) Amount is less than $0.01 per share.

(c) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

**  Non-Annualized

 14                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST CAPITAL GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Capital Growth Portfolio (formerly Life Investment Trust Strategic Growth Portfolio) (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Portfolio's investment objective is to seek capital appreciation. The Portfolio commenced investment operations on July 3, 1995. The Portfolio offers Class I Shares and Class II Shares. Each class of shares differs by its allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

    The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio's investments. The inputs are summarized in the three broad levels listed below.

    - Level 1-- quoted prices in active markets for identical investments

    - Level 2-- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

    - Level 3-- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

    The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments carried at value:

                                                                INVESTMENTS IN
                      VALUATION INPUTS                            SECURITIES
Level 1--Quoted Prices......................................     $221,873,537
Level 2--Other Significant Observable Inputs................       10,647,000
Level 3--Significant Unobservable Inputs....................              -0-
                                                                 ------------
  Total.....................................................     $232,520,537
                                                                 ============

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements, which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

VAN KAMPEN LIFE INVESTMENT TRUST CAPITAL GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Portfolio adopted the provisions of the Financial Accounting Standards Board (FASB) Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes, on June 30, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended December 31, 2007, remains subject to examination by taxing authorities.

    The Portfolio intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the prior fiscal year, the Portfolio utilized capital losses carried forward of $110,312,197. At December 31, 2007, the Portfolio had an accumulated capital loss carry forward for tax purposes of $228,412,755 which will expire according to the following schedule:

AMOUNT                                                             EXPIRATION
$ 81,579,579................................................    December 31, 2009
 144,941,795................................................    December 31, 2010
   1,891,381................................................    December 31, 2011

    At June 30, 2008, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $239,293,749
                                                                ============
Gross tax unrealized appreciation...........................    $ 85,967,293
Gross tax unrealized depreciation...........................     (92,740,505)
                                                                ------------
Net tax unrealized depreciation on investments..............    $ (6,773,212)
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
  Ordinary income...........................................    $73,958

    As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $935,582

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains or losses recognized on securities for tax purposes but not for book purposes and the deferral of losses relating to wash sale transactions.

F. CREDITS EARNED ON CASH BALANCES During the six months ended June 30, 2008, the Portfolio's custody fee was reduced by $7,878 as a result of credits earned on cash balances.

G. FOREIGN CURRENCY TRANSLATION Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Realized and unrealized gains and losses on securities resulting from changes in exchange rates are not segregated for financial reporting purposes from amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency transactions on the Statement of Operations includes the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expense are translated at rates prevailing when accrued.

VAN KAMPEN LIFE INVESTMENT TRUST CAPITAL GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Portfolio's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Portfolio for an annual fee payable monthly as follows:

                  AVERAGE DAILY NET ASSETS                      % PER ANNUM
First $500 million..........................................       .70%
Next $500 million...........................................       .65%
Over $1 billion.............................................       .60%

    The Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .85% and 1.10% for Class I and II Shares, respectively. For the six months ended June 30, 2008, the Adviser did not reimburse any of its advisory fees or other expenses. This reimbursement is voluntary and can be discontinued at any time.

    For the six months ended June 30, 2008, the Portfolio recognized expenses of approximately $4,200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each portfolio. For the six months ended June 30, 2008, the Portfolio recognized expenses of approximately $14,500 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the six months ended June 30, 2008, the Portfolio recognized expenses of approximately $7,500 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio, and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $84,500 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2008. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

For the six months ended June 30, 2008 and the year ended December 31, 2007, transactions were as follows:

                                                                           FOR THE                            FOR THE
                                                                       SIX MONTHS ENDED                      YEAR ENDED
                                                                        JUNE 30, 2008                    DECEMBER 31, 2007
                                                                ------------------------------       --------------------------
                                                                  SHARES             VALUE             SHARES         VALUE
Sales:
  Class I...................................................        75,459       $   2,333,170          111,431    $  3,554,161
  Class II..................................................       201,476           6,261,074          461,634      14,578,220
                                                                ----------       -------------       ----------    ------------
Total Sales.................................................       276,935       $   8,594,244          573,065    $ 18,132,381
                                                                ==========       =============       ==========    ============
Dividend Reinvestment:
  Class I...................................................        18,195       $     551,983            2,453    $     73,958
  Class II..................................................        13,421             383,841              -0-             -0-
                                                                ----------       -------------       ----------    ------------
Total Dividend Reinvestment.................................        31,616       $     935,824            2,453    $     73,958
                                                                ==========       =============       ==========    ============
Repurchases:
  Class I...................................................    (1,176,876)      $ (37,320,863)      (1,419,796)   $(44,303,649)
  Class II..................................................    (3,540,045)       (111,763,962)      (1,632,826)    (50,579,313)
                                                                ----------       -------------       ----------    ------------
Total Repurchases...........................................    (4,716,921)      $(149,084,825)      (3,052,622)   $(94,882,962)
                                                                ==========       =============       ==========    ============

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $72,167,150 and $200,863,752, respectively.

VAN KAMPEN LIFE INVESTMENT TRUST CAPITAL GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

5. DISTRIBUTION AND SERVICE PLANS

Shares of the Portfolio are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Portfolio has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act and a service plan (collectively the "Plans") for Class II Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid monthly.

6. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. ACCOUNTING PRONOUNCEMENT

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

VAN KAMPEN LIFE INVESTMENT TRUST CAPITAL GROWTH PORTFOLIO

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

JERRY W. MILLER
President and Principal Executive Officer

DENNIS SHEA
Vice President

KEVIN KLINGERT
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
522 Fifth Avenue
New York, New York 10036

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 219286
Kansas City, Missouri 64121-9286

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Life Investment Trust Capital Growth Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy




  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated

                                                           (continued on back)

  Van Kampen Life Investment Trust Capital Growth Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              522 Fifth Avenue
                                                      New York, New York 10036
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                                LITSANEMG 8/08
  (VAN KAMPEN INVESTMENTS LOGO)                             IU08-04040P-Y06/08

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Enterprise Portfolio performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of June 30, 2008.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. PORTFOLIOS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary as of 6/30/08

 ------------------------------------------------------------------------
 AVERAGE ANNUAL                   CLASS I              CLASS II
 TOTAL RETURNS                 since 4/07/86         since 7/24/00

 Since Inception                    7.14%                -5.05%

 10-year                           -0.32                    --

 5-year                             6.46                  6.19

 1-year                            -9.83                -10.10

 6-month                          -11.74                -11.90
 ------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a policyholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in expenses. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns for both share classes do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. Figures shown above assume reinvestment of all dividends and capital gains. The portfolio's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower. Periods of less than one year are not annualized.

The Russell 1000(R) Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe and includes those Russell 1000(R) Index companies with higher price-to-book ratios and higher expected growth values. The Russell 1000 Index(R) is an index of approximately 1,000 of the largest U.S. securities based on a combination of market capitalization and current index members. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Portfolio Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008

MARKET CONDITIONS

Subprime mortgage securities-related writedowns at financial companies continued in the first quarter of 2008, and the contagion continued to spread to other debt-related instruments. Despite sound fundamentals, the corporate loan market came under stress as investor risk aversion intensified. The dealer community suffered heavier losses as liquidity dried up. With their capital positions impaired, banks cut back lending and raised credit standards. In addition, the auction rate securities market collapsed as banks refused to support auction prices, leading to high interest rate burdens for borrowers ranging from municipalities to students.

As the credit crisis unfolded and with corporate earnings and overall gross domestic product (GDP) growth at risk, the broad market trended lower. The S&P 500(R) Index hit a low of 1256.98 on March 17, 2008, as the Federal Reserve (the "Fed") engineered a buyout of failing Bear Stearns by JPMorgan Chase. The Fed had been aggressively easing the target federal funds rate to help support the markets and the economy, but ultimately had to resort to more extreme measures of providing liquidity, including opening the Primary Dealer Credit Facility, to avoid a potential collapse of the U.S. financial system. Calm returned to the market, liquidity improved for a while, and the broad market rallied as investors sought stocks with growth potential and reasonable valuations.

However, continuing job losses, increasing food and energy costs, tumbling home values, declining home building activity, increasing housing supply, and still tight credit markets continued to weigh on the U.S. economy. As commodity-based inflation began to spread to other economic sectors, the Fed changed its bias from downside concern about economic growth to upside concern about inflation. That change in stance drove the market lower in June, as investors anticipated federal funds rate increases. The dominant theme for the latter part of the second quarter of 2008 became global inflation and its impact on corporate earnings.

PERFORMANCE ANALYSIS

All share classes of Van Kampen LIT Enterprise Portfolio underperformed the Russell 1000(R) Growth Index for the six months ended June 30, 2008, assuming no deduction of applicable sales charges.

Relative to the Russell 1000 Growth Index, the Portfolio's dominant source of underperformance was stock selection, primarily in the financial sector. The Portfolio held a larger position in companies with capital markets and/or mortgage securities exposure relative to the Index. A number of these stocks fell considerably during the period, due to a combination of company-specific problems and declining investor confidence in financial stocks in general. Stock selection in the consumer discretionary, consumer staples, and industrials sectors also detracted from performance.

In contrast, positive contributions to relative performance came from superior stock selection in the technology, health care, and materials sectors. Within the technology sector, the Portfolio's underweight exposures to a bellwether software company, a leading semiconductor company and a computer services/internet company, and our overweight exposures to a communications technology provider, a communications semiconductor chip maker and a technology services consulting company were additive to relative results.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008

------------------------------------------------
                           RUSSELL 1000(R)
      CLASS I   CLASS II    GROWTH INDEX
      -11.74%    -11.90%       -9.06%
------------------------------------------------

The performance for the two share classes varies because each has different expenses. The Portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. See Performance Summary for performance information and index definition.

The Portfolio's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the Portfolio's returns would have been lower.

TOP 10 HOLDINGS AS OF 6/30/08
Apple, Inc.                                          2.8%
Microsoft Corp.                                      2.7
IBM Corp.                                            2.2
Google, Inc., Class A                                1.9
Monsanto Co.                                         1.8
Procter & Gamble Co.                                 1.7
Hewlett-Packard Co.                                  1.7
McDonald's Corp.                                     1.5
Cisco Systems, Inc.                                  1.4
Halliburton Co.                                      1.4

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF 6/30/08
Computer Hardware                                    6.9%
Oil & Gas Equipment & Services                       6.3
Aerospace & Defense                                  5.8
Communications Equipment                             5.1
Systems Software                                     4.4
Semiconductors                                       4.0
Biotechnology                                        3.7
Railroads                                            3.5
Internet Software & Services                         3.4
Pharmaceuticals                                      3.0
Household Products                                   2.9
Soft Drinks                                          2.5
Oil & Gas Drilling                                   2.5
Construction & Farm Machinery & Heavy Trucks         2.3
Diversified Metals & Mining                          2.2
Managed Health Care                                  2.1
Health Care Services                                 2.1
Restaurants                                          1.9
Fertilizers & Agricultural Chemicals                 1.8
Tobacco                                              1.7
Oil & Gas Storage & Transportation                   1.5
Computer Storage & Peripherals                       1.5
Electronic Equipment Manufacturers                   1.4
Integrated Oil & Gas                                 1.3
Health Care Equipment                                1.3
IT Consulting & Other Services                       1.3
Application Software                                 1.2
Data Processing & Outsourced Services                1.2
Drug Retail                                          1.2
Movies & Entertainment                               1.2
Electric Utilities                                   1.1
Broadcasting & Cable TV                              1.0
Wireless Telecommunication Services                  1.0
Semiconductor Equipment                              0.9%
Hypermarkets & Super Centers                         0.9
Oil & Gas Exploration & Production                   0.9
Specialized Finance                                  0.9
Investment Banking & Brokerage                       0.8
Footwear                                             0.8
Environmental & Facilities Services                  0.8
Steel                                                0.8
Computer & Electronics Retail                        0.7
Packaged Foods & Meats                               0.7
Asset Management & Custody Banks                     0.6
Agricultural Products                                0.6
Industrial Gases                                     0.5
Casinos & Gaming                                     0.5
Oil & Gas Refining & Marketing                       0.5
Apparel Retail                                       0.5
Auto Parts & Equipment                               0.5
Coal & Consumable Fuels                              0.4
Health Care Technology                               0.4
Health Care Distributors                             0.3
Brewers                                              0.3
Personal Products                                    0.3
Consumer Electronics                                 0.2
Air Freight & Logistics                              0.2
Trucking                                             0.2
Gas Utilities                                        0.2
Electronic Manufacturing Services                    0.2
Internet Retail                                      0.2
Home Entertainment Software                          0.2
Department Stores                                    0.2
Thrifts & Mortgage Finance                           0.1
Human Resource & Employment Services                 0.1
Airlines                                             0.1
                                                   -----
Total Long-Term Investments                         99.8
Total Repurchase Agreements                          0.6
                                                   -----
Total Investments                                  100.4
Liabilities in Excess of Other Assets              (0.4)
                                                   -----
Net Assets                                         100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the Portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov. You may obtain information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/08 - 6/30/08.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different portfolios that have transactional costs, such as sales charges (loads), and redemption fees, or exchanges fees.

                                                                  BEGINNING            ENDING        EXPENSES PAID
                                                                ACCOUNT VALUE       ACCOUNT VALUE    DURING PERIOD*
                                                                ---------------------------------------------------
                                                                   1/1/08              6/30/08       1/1/08-6/30/08
Class I
  Actual....................................................      $1,000.00           $  882.62          $2.81
  Hypothetical..............................................       1,000.00            1,021.88           3.02
  (5% annual return before expenses)
Class II
  Actual....................................................       1,000.00              881.03           3.98
  Hypothetical..............................................       1,000.00            1,020.64           4.27
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 0.60% and 0.85%, for Class I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). These expense ratios reflect an expense cap.

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the portfolio's investment advisory agreement require that the investment advisory agreement between the portfolio and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

At meetings held on April 15, 2008 and May 8, 2008, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the portfolio and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and portfolio counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the portfolio. The Board of Trustees considered the investment advisory agreement over a period of several months and the trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the portfolio compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the portfolio's shareholders, and the propriety of existing and alternative breakpoints in the portfolio's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the portfolio and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the portfolio. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by portfolio assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the portfolio. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the portfolio and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the portfolio. The trustees discuss with the investment adviser the resources available and used in managing the portfolio and changes made in the portfolio's portfolio management team and the portfolio's portfolio management strategy over time. The portfolio discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

Performance, Fees and Expenses of the Portfolio. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the portfolio compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the portfolio and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the portfolio. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The portfolio discloses more information about its performance elsewhere in this report and in the portfolio's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this portfolio relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the portfolio's overall expense ratio. The portfolio discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the portfolio support its decision to approve the investment advisory agreement.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the portfolio and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the portfolio and how that relates to the portfolio's expense ratio and particularly the portfolio's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the portfolio's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the portfolio support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the portfolio and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

                                       NUMBER OF
DESCRIPTION                             SHARES         VALUE
---------------------------------------------------------------
COMMON STOCKS  99.8%
AEROSPACE & DEFENSE  5.8%
BE Aerospace, Inc. (a)...............    3,898      $    90,784
Boeing Co. ..........................    1,504           98,843
General Dynamics Corp. ..............    6,990          588,558
Goodrich Corp. ......................   12,872          610,905
Honeywell International, Inc. .......   15,933          801,111
L-3 Communications Holdings, Inc. ...    5,099          463,346
Northrop Grumman Corp. ..............    9,384          627,790
Precision Castparts Corp. ...........    7,108          684,998
Rockwell Collins, Inc. ..............    4,838          232,031
United Technologies Corp. ...........   15,194          937,470
                                                    -----------
                                                      5,135,836
                                                    -----------
AGRICULTURAL PRODUCTS  0.6%
Bunge, Ltd. (Bermuda)................    4,863          523,696
                                                    -----------

AIR FREIGHT & LOGISTICS  0.2%
UTI Worldwide, Inc. (British Virgin
  Islands)...........................   10,294          205,365
                                                    -----------

AIRLINES  0.1%
AMR Corp. (a)........................   13,024           66,683
                                                    -----------
APPAREL RETAIL  0.5%
Guess?, Inc. ........................    4,971          186,164
Urban Outfitters, Inc. (a)...........    7,651          238,635
                                                    -----------
                                                        424,799
                                                    -----------
APPLICATION SOFTWARE  1.2%
ANSYS, Inc. (a)......................   11,110          523,503
Citrix Systems, Inc. (a).............   10,971          322,657
Salesforce.com, Inc. (a).............    3,344          228,161
                                                    -----------
                                                      1,074,321
                                                    -----------
ASSET MANAGEMENT & CUSTODY BANKS  0.6%
Federated Investors, Inc., Class B...    3,729          128,352
Franklin Resources, Inc. ............    4,736          434,055
                                                    -----------
                                                        562,407
                                                    -----------
AUTO PARTS & EQUIPMENT  0.5%
BorgWarner, Inc. ....................    9,236          409,894
                                                    -----------
BIOTECHNOLOGY  3.7%
Biogen Idec, Inc. (a)................    9,128          510,164
Celgene Corp. (a)....................   15,785        1,008,188
Genentech, Inc. (a)..................    9,257          702,606
Gilead Sciences, Inc. (a)............   20,859        1,104,484
                                                    -----------
                                                      3,325,442
                                                    -----------
BREWERS  0.3%
Anheuser-Busch Co., Inc. ............    4,941          306,935
                                                    -----------
BROADCASTING & CABLE TV  1.0%
Comcast Corp., Class A...............   11,156          211,629
DIRECTV Group, Inc. (a)..............   17,071          442,310
DISH Network Corp., Class A (a)......    8,896          260,475
                                                    -----------
                                                        914,414
                                                    -----------
CASINOS & GAMING  0.5%
Las Vegas Sands Corp. (a)............    1,801           85,440
Scientific Games Corp., Class A
  (a)................................    6,239          184,799
Wynn Resorts, Ltd. ..................    2,101          170,916
                                                    -----------
                                                        441,155
                                                    -----------
COAL & CONSUMABLE FUELS  0.4%
Foundation Coal Holdings, Inc. ......    3,775          334,389
                                                    -----------

                                       NUMBER OF
DESCRIPTION                             SHARES         VALUE
---------------------------------------------------------------
COMMUNICATIONS EQUIPMENT  5.1%
Ciena Corp. (a)......................    9,461      $   219,211
Cisco Systems, Inc. (a)..............   54,548        1,268,786
Corning, Inc. .......................   42,900          988,845
EchoStar Corp., Class A (a)..........    1,782           55,634
Harris Corp. ........................    9,006          454,713
QUALCOMM, Inc. ......................   21,583          957,638
Research In Motion, Ltd. (Canada)
  (a)................................    4,902          573,044
                                                    -----------
                                                      4,517,871
                                                    -----------
COMPUTER & ELECTRONICS RETAIL  0.7%
GameStop Corp., Class A (a)..........   16,262          656,985
                                                    -----------

COMPUTER HARDWARE  6.9%
Apple, Inc. (a)......................   14,831        2,483,303
Diebold, Inc. .......................    6,495          231,092
Hewlett-Packard Co. .................   33,211        1,468,258
IBM Corp. ...........................   16,541        1,960,605
                                                    -----------
                                                      6,143,258
                                                    -----------
COMPUTER STORAGE & PERIPHERALS  1.5%
EMC Corp. (a)........................   45,867          673,786
NetApp, Inc. (a).....................    8,072          174,840
Seagate Technology (Cayman
  Islands)...........................   23,418          447,986
                                                    -----------
                                                      1,296,612
                                                    -----------
CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS  2.3%
Cummins, Inc. .......................    8,455          553,971
Deere & Co. .........................    9,790          706,153
Manitowoc Co., Inc. .................   12,548          408,186
Terex Corp. (a)......................    7,018          360,515
                                                    -----------
                                                      2,028,825
                                                    -----------
CONSUMER ELECTRONICS  0.2%
Garmin, Ltd. (Cayman Islands)........    4,912          210,430
                                                    -----------

DATA PROCESSING & OUTSOURCED SERVICES  1.2%
Alliance Data Systems Corp. (a)......    6,720          380,016
Global Payments, Inc. ...............   14,292          666,007
                                                    -----------
                                                      1,046,023
                                                    -----------
DEPARTMENT STORES  0.2%
Nordstrom, Inc. .....................    4,432          134,290
                                                    -----------

DIVERSIFIED METALS & MINING  2.2%
Companhia Vale do Rio Doce-- ADR
  (Brazil)...........................   17,086          612,020
Freeport-McMoRan Copper & Gold,
  Inc. ..............................    5,287          619,584
Southern Copper Corp. ...............    7,058          752,595
                                                    -----------
                                                      1,984,199
                                                    -----------
DRUG RETAIL  1.2%
CVS Caremark Corp. ..................   26,246        1,038,554
                                                    -----------

ELECTRIC UTILITIES  1.1%
Allegheny Energy, Inc. ..............    3,514          176,087
Exelon Corp. ........................    8,444          759,622
                                                    -----------
                                                        935,709
                                                    -----------
ELECTRONIC EQUIPMENT MANUFACTURERS  1.4%
Amphenol Corp., Class A..............   15,128          678,945
National Instruments Corp. ..........   21,388          606,777
                                                    -----------
                                                      1,285,722
                                                    -----------
ELECTRONIC MANUFACTURING SERVICES  0.2%
Jabil Circuit, Inc. .................   11,154          183,037
                                                    -----------

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

                                       NUMBER OF
DESCRIPTION                             SHARES         VALUE
---------------------------------------------------------------
ENVIRONMENTAL & FACILITIES SERVICES  0.8%
Waste Management, Inc. ..............   18,286      $   689,565
                                                    -----------

FERTILIZERS & AGRICULTURAL CHEMICALS  1.8%
Monsanto Co. ........................   12,565        1,588,719
                                                    -----------
FOOTWEAR  0.8%
NIKE, Inc., Class B..................   12,512          745,840
                                                    -----------
GAS UTILITIES  0.2%
Equitable Resources, Inc. ...........    2,733          188,741
                                                    -----------

HEALTH CARE DISTRIBUTORS  0.3%
McKesson Corp. ......................    5,515          308,344
                                                    -----------
HEALTH CARE EQUIPMENT  1.3%
Hologic, Inc. (a)....................    5,959          129,906
Intuitive Surgical, Inc. (a).........      637          171,608
Medtronic, Inc. .....................    3,674          190,129
Stryker Corp. .......................   10,836          681,368
                                                    -----------
                                                      1,173,011
                                                    -----------
HEALTH CARE SERVICES  2.1%
Express Scripts, Inc. (a)............   12,284          770,453
Medco Health Solutions, Inc. (a).....   18,975          895,620
Omnicare, Inc. ......................    8,651          226,829
                                                    -----------
                                                      1,892,902
                                                    -----------
HEALTH CARE TECHNOLOGY  0.4%
Cerner Corp. (a).....................    3,528          159,395
HLTH Corp. (a).......................   15,397          174,294
                                                    -----------
                                                        333,689
                                                    -----------
HOME ENTERTAINMENT SOFTWARE  0.2%
Electronic Arts, Inc. (a)............    3,441          152,884
                                                    -----------

HOUSEHOLD PRODUCTS  2.9%
Colgate-Palmolive Co. ...............   15,452        1,067,733
Procter & Gamble Co. ................   24,376        1,482,305
                                                    -----------
                                                      2,550,038
                                                    -----------
HUMAN RESOURCE & EMPLOYMENT SERVICES  0.1%
Monster Worldwide, Inc. (a)..........    4,223           87,036
                                                    -----------

HYPERMARKETS & SUPER CENTERS  0.9%
Wal-Mart Stores, Inc. ...............   14,308          804,110
                                                    -----------

INDUSTRIAL GASES  0.5%
Praxair, Inc. .......................    4,689          441,891
                                                    -----------
INTEGRATED OIL & GAS  1.3%
Exxon Mobil Corp. ...................    9,316          821,019
Occidental Petroleum Corp. ..........    4,088          367,348
                                                    -----------
                                                      1,188,367
                                                    -----------
INTERNET RETAIL  0.2%
Amazon.com, Inc. (a).................    2,256          165,432
                                                    -----------

INTERNET SOFTWARE & SERVICES  3.4%
Akamai Technologies, Inc. (a)........    5,740          199,695
eBay, Inc. (a).......................   36,116          987,050
Google, Inc., Class A (a)............    3,174        1,670,857
WebMD Health Corp., Class A (a)......    5,063          141,258
                                                    -----------
                                                      2,998,860
                                                    -----------
INVESTMENT BANKING & BROKERAGE  0.8%
Goldman Sachs Group, Inc. ...........    4,294          751,021
                                                    -----------

                                       NUMBER OF
DESCRIPTION                             SHARES         VALUE
---------------------------------------------------------------
IT CONSULTING & OTHER SERVICES  1.3%
Accenture Ltd., Class A (Bermuda)....   22,478      $   915,304
Cognizant Technology Solutions Corp.,
  Class A (a)........................    6,044          196,491
                                                    -----------
                                                      1,111,795
                                                    -----------
MANAGED HEALTH CARE  2.1%
Aetna, Inc. .........................   16,549          670,731
Humana, Inc. (a).....................   13,797          548,707
UnitedHealth Group, Inc. (b).........   25,724          675,255
                                                    -----------
                                                      1,894,693
                                                    -----------
MOVIES & ENTERTAINMENT  1.2%
DreamWorks Animation SKG, Inc., Class
  A (a)..............................   15,444          460,386
News Corp., Class A..................   12,627          189,910
Walt Disney Co. .....................   12,281          383,167
                                                    -----------
                                                      1,033,463
                                                    -----------
OIL & GAS DRILLING  2.5%
ENSCO International, Inc. ...........    3,575          288,645
Nabors Industries, Ltd. (Bermuda)
  (a)................................   14,572          717,380
Noble Corp. (Cayman Islands).........   10,052          652,978
Pride International, Inc. (a)........    6,338          299,724
Transocean, Inc. (Cayman Islands)
  (a)................................    1,493          227,518
                                                    -----------
                                                      2,186,245
                                                    -----------
OIL & GAS EQUIPMENT & SERVICES  6.3%
Baker Hughes, Inc. ..................    2,191          191,362
BJ Services Co. .....................    8,625          275,482
Halliburton Co. .....................   22,591        1,198,904
Helix Energy Solutions Group, Inc.
  (a)................................    4,959          206,493
National-Oilwell Varco, Inc. (a).....   12,023        1,066,681
Schlumberger, Ltd. (Netherlands
  Antilles)..........................    9,332        1,002,537
Superior Energy Services, Inc. (a)...    5,961          328,689
TETRA Technologies, Inc. (a).........   11,991          284,307
Weatherford International, Ltd.
  (Bermuda) (a)......................   20,673        1,025,174
                                                    -----------
                                                      5,579,629
                                                    -----------
OIL & GAS EXPLORATION & PRODUCTION  0.9%
Chesapeake Energy Corp. .............   12,101          798,182
                                                    -----------

OIL & GAS REFINING & MARKETING  0.5%
Valero Energy Corp. .................   10,378          427,366
                                                    -----------

OIL & GAS STORAGE & TRANSPORTATION  1.5%
El Paso Corp. .......................   30,962          673,114
Frontline, Ltd. (Bermuda)............    9,461          660,188
                                                    -----------
                                                      1,333,302
                                                    -----------
PACKAGED FOODS & MEATS  0.7%
Kellogg Co. .........................   12,868          617,921
                                                    -----------

PERSONAL PRODUCTS  0.3%
Bare Escentuals, Inc. (a)............   15,162          283,984
                                                    -----------

PHARMACEUTICALS  3.0%
Abbott Laboratories..................    8,651          458,244
APP Pharmaceuticals, Inc. (a)........   19,502          326,073
Johnson & Johnson....................    5,320          342,289
Merck & Co., Inc. ...................   25,078          945,190
Schering-Plough Corp. ...............   28,344          558,093
                                                    -----------
                                                      2,629,889
                                                    -----------

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

                                       NUMBER OF
DESCRIPTION                             SHARES         VALUE
---------------------------------------------------------------
RAILROADS  3.5%
Burlington Northern Santa Fe
  Corp. .............................    3,906      $   390,170
CSX Corp. ...........................   15,359          964,699
Norfolk Southern Corp. ..............   11,338          710,552
Union Pacific Corp. .................   13,379        1,010,115
                                                    -----------
                                                      3,075,536
                                                    -----------
RESTAURANTS  1.9%
McDonald's Corp. ....................   22,955        1,290,530
Panera Bread Co., Class A (a)........    5,727          264,931
Starbucks Corp. (a)..................   10,055          158,266
                                                    -----------
                                                      1,713,727
                                                    -----------
SEMICONDUCTOR EQUIPMENT  0.9%
MEMC Electronic Materials, Inc.
  (a)................................   13,194          811,959
                                                    -----------

SEMICONDUCTORS  4.0%
Cypress Semiconductor Corp. (a)......    5,707          141,248
Integrated Device Technology, Inc.
  (a)................................   17,876          177,688
Intel Corp. .........................   45,161          970,058
LSI Corp. (a)........................   37,203          228,426
NVIDIA Corp. (a).....................   28,341          530,544
PMC--Sierra, Inc. (a)................   72,045          551,144
Texas Instruments, Inc. .............   32,332          910,469
                                                    -----------
                                                      3,509,577
                                                    -----------
SOFT DRINKS  2.5%
Coca-Cola Co. .......................   14,601          758,960
Hansen Natural Corp. (a).............   12,111          349,039
Pepsi Bottling Group, Inc. ..........   13,190          368,265
PepsiCo, Inc. .......................   11,464          728,995
                                                    -----------
                                                      2,205,259
                                                    -----------
SPECIALIZED FINANCE  0.9%
CME Group, Inc. .....................      608          232,979
Nasdaq Stock Market, Inc. (a)........   14,121          374,913
NYSE Euronext........................    3,163          160,238
                                                    -----------
                                                        768,130
                                                    -----------
STEEL  0.8%
Steel Dynamics, Inc. ................   17,127          669,152
                                                    -----------

SYSTEMS SOFTWARE  4.4%
McAfee, Inc. (a).....................   14,164          482,001
Microsoft Corp. .....................   85,903        2,363,191
Oracle Corp. (a).....................   29,111          611,331
Red Hat, Inc. (a)....................   17,317          358,289
VMware, Inc., Class A (a)............    2,243          120,808
                                                    -----------
                                                      3,935,620
                                                    -----------
THRIFTS & MORTGAGE FINANCE  0.1%
Federal Home Loan Mortgage Corp. ....    6,120          100,368
                                                    -----------

                                       NUMBER OF
DESCRIPTION                             SHARES         VALUE
---------------------------------------------------------------
TOBACCO  1.7%
Altria Group, Inc. ..................   11,759      $   241,765
Lorillard, Inc. (a)..................    6,477          447,949
Philip Morris International, Inc. ...   17,315          855,188
                                                    -----------
                                                      1,544,902
                                                    -----------
TRUCKING  0.2%
Landstar System, Inc. ...............    3,447          190,343
                                                    -----------

WIRELESS TELECOMMUNICATION SERVICES  1.0%
American Tower Corp., Class A (a)....   19,252          813,397
Leap Wireless International, Inc.
  (a)................................    2,005           86,556
                                                    -----------
                                                        899,953
                                                    -----------

TOTAL LONG-TERM INVESTMENTS  99.8%
  (Cost $80,568,216)............................     88,568,296
                                                    -----------

REPURCHASE AGREEMENTS  0.6%
Banc of America Securities ($171,825 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  2.50%, dated 06/30/08, to be sold on 07/01/08
  at $171,837)..................................        171,825
Citigroup Global Markets, Inc. $171,825 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  2.50%, dated 06/30/08, to be sold on 07/01/08
  at $171,837)..................................        171,825
JPMorgan Chase & Co. ($51,548 par collateralized
  by U.S. Government obligations in a pooled
  cash account, interest rate of 2.60%, dated
  06/30/08, to be sold on 07/01/08 at
  $51,551)......................................         51,548
State Street Bank & Trust Co. ($169,802 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  1.85%, dated 06/30/08, to be sold on 07/01/08
  at $169,810)..................................        169,802
                                                    -----------

TOTAL REPURCHASE AGREEMENTS
  (Cost $565,000)...............................        565,000
                                                    -----------

TOTAL INVESTMENTS  100.4%
  (Cost $81,133,216)............................     89,133,296

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.4%)...       (367,555)
                                                    -----------

NET ASSETS  100.0%..............................    $88,765,741
                                                    ===========

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security.

(b) All or a portion of this security has been physically segregated in connection with open futures contracts.

ADR--American Depositary Receipt

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2008:

                                                                              UNREALIZED
                                                                             APPRECIATION/
                                                                CONTRACTS    DEPRECIATION
LONG CONTRACTS:
S&P Mini 500 Index Futures, September 2008 (Current Notional
  Value of $64,055 per contract)............................        8          $(31,573)
                                                                    ==         ========

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

ASSETS:
Total Investments (Cost $81,133,216)........................    $ 89,133,296
Cash........................................................             548
Receivables:
  Investments Sold..........................................       8,062,931
  Dividends.................................................          45,709
  Portfolio Shares Sold.....................................          19,373
  Variation Margin on Futures...............................             732
  Interest..................................................              36
Other.......................................................         129,211
                                                                ------------
    Total Assets............................................      97,391,836
                                                                ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       8,112,898
  Portfolio Shares Repurchased..............................         212,134
  Investment Advisory Fee...................................          30,807
  Distributor and Affiliates................................           7,217
Trustees' Deferred Compensation and Retirement Plans........         213,456
Accrued Expenses............................................          49,583
                                                                ------------
    Total Liabilities.......................................       8,626,095
                                                                ------------
NET ASSETS..................................................    $ 88,765,741
                                                                ============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................    $120,445,659
Net Unrealized Appreciation.................................       7,968,507
Accumulated Undistributed Net Investment Income.............          46,621
Accumulated Net Realized Loss...............................     (39,695,046)
                                                                ------------
NET ASSETS..................................................    $ 88,765,741
                                                                ============
NET ASSETS VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares: (Based on net assets of $72,536,828 and
  4,751,772 shares of beneficial interest issued and
  outstanding)..............................................    $      15.27
                                                                ============
  Class II Shares: (Based on net assets of $16,228,913 and
  1,061,454 shares of beneficial interest issued and
  outstanding)..............................................    $      15.29
                                                                ============

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $1,173)......    $    558,424
Interest....................................................          17,962
                                                                ------------
    Total Income............................................         576,386
                                                                ------------
EXPENSES:
Investment Advisory Fee.....................................         242,248
Accounting and Administrative Expenses......................          22,319
Distribution (12b-1) and Service Fees.......................          21,924
Reports to Shareholders.....................................          17,859
Custody.....................................................          12,850
Trustees' Fees and Related Expenses.........................          12,687
Professional Fees...........................................          12,145
Transfer Agent Fees.........................................           8,372
Other.......................................................           4,923
                                                                ------------
    Total Expenses..........................................         355,327
    Expense Reduction.......................................          42,627
    Less Credits Earned on Cash Balances....................              78
                                                                ------------
    Net Expenses............................................         312,622
                                                                ------------
NET INVESTMENT INCOME.......................................    $    263,764
                                                                ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................    $  1,633,754
  Futures...................................................        (158,434)
                                                                ------------
Net Realized Gain...........................................       1,475,320
                                                                ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................      22,531,129
                                                                ------------
  End of the Period:
    Investments.............................................       8,000,080
    Futures.................................................         (31,573)
                                                                ------------
                                                                   7,968,507
                                                                ------------
Net Unrealized Depreciation During the Period...............     (14,562,622)
                                                                ------------
NET REALIZED AND UNREALIZED LOSS............................    $(13,087,302)
                                                                ============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................    $(12,823,538)
                                                                ============

See Notes to Financial Statements                                             13

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                                    FOR THE              FOR THE
                                                                SIX MONTHS ENDED       YEAR ENDED
                                                                 JUNE 30, 2008      DECEMBER 31, 2007
                                                                -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................      $    263,764        $    842,795
Net Realized Gain...........................................         1,475,320           4,675,797
Net Unrealized Appreciation/Depreciation During the
  Period....................................................       (14,562,622)          8,757,598
                                                                  ------------        ------------
Change in Net Assets from Operations........................       (12,823,538)         14,276,190
                                                                  ------------        ------------

Distributions from Net Investment Income:
  Class I Shares............................................          (731,497)           (403,590)
  Class II Shares...........................................          (111,443)            (33,171)
                                                                  ------------        ------------
Total Distributions.........................................          (842,940)           (436,761)
                                                                  ------------        ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........       (13,666,478)         13,839,429
                                                                  ------------        ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................         1,333,367           3,295,842
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................           842,940             436,761
Cost of Shares Repurchased..................................       (12,167,641)        (24,767,729)
                                                                  ------------        ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........        (9,991,334)        (21,035,126)
                                                                  ------------        ------------
NET CHANGE IN NET ASSETS....................................       (23,657,812)         (7,195,697)
NET ASSETS:
Beginning of the Period.....................................       112,423,553         119,619,250
                                                                  ------------        ------------
End of the Period (Including accumulated undistributed net
  investment income of $46,621 and $625,797,
  respectively).............................................      $ 88,765,741        $112,423,553
                                                                  ============        ============

 14                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

CLASS I SHARES
                                                                                        YEAR ENDED DECEMBER 31,
                                                SIX MONTHS ENDED       ----------------------------------------------------------
                                                 JUNE 30, 2008          2007         2006         2005         2004         2003
                                                ---------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....        $ 17.47            $15.58       $14.60       $13.60       $13.12       $10.48
                                                    -------            ------       ------       ------       ------       ------
  Net Investment Income.....................           0.05(a)           0.13(a)      0.06(a)      0.06         0.10         0.05
  Net Realized and Unrealized Gain/Loss.....          (2.10)             1.83         0.98         1.04         0.43         2.65
                                                    -------            ------       ------       ------       ------       ------
Total from Investment Operations............          (2.05)             1.96         1.04         1.10         0.53         2.70
Less Distributions from Net Investment
  Income....................................           0.15              0.07         0.06         0.10         0.05         0.60
                                                    -------            ------       ------       ------       ------       ------
NET ASSET VALUE, END OF THE PERIOD..........        $ 15.27            $17.47       $15.58       $14.60       $13.60       $13.12
                                                    =======            ======       ======       ======       ======       ======

Total Return*...............................        -11.74%**          12.68%        7.08%        8.15%        4.05%       25.88%
Net Assets at End of the Period (In
  millions).................................        $  72.5            $ 92.3       $ 99.1       $112.9       $126.7       $140.0
Ratio of Expenses to Average Net Assets*....          0.60%             0.60%        0.60%        0.60%        0.60%        0.60%
Ratio of Net Investment Income to Average
  Net Assets*...............................          0.59%             0.75%        0.39%        0.41%        0.68%        0.40%
Portfolio Turnover..........................            22%**             52%         110%          43%         155%         145%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets.................................          0.69%             0.67%        0.68%        0.68%        0.63%        0.64%
   Ratio of Net Investment Income to Average
     Net Assets.............................          0.50%             0.68%        0.31%        0.33%        0.65%        0.36%

**  Non-Annualized

(a) Based on average shares outstanding.

See Notes to Financial Statements                                             15

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

CLASS II SHARES
                                                                                        YEAR ENDED DECEMBER 31,
                                                SIX MONTHS ENDED       ----------------------------------------------------------
                                                 JUNE 30, 2008          2007         2006         2005         2004         2003
                                                ---------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....        $ 17.47            $15.57       $14.60       $13.60       $13.12       $10.47
                                                    -------            ------       ------       ------       ------       ------
  Net Investment Income.....................           0.03(a)           0.09(a)      0.02(a)      0.02         0.06         0.02
  Net Realized and Unrealized Gain/Loss.....          (2.11)             1.84         0.98         1.04         0.44         2.66
                                                    -------            ------       ------       ------       ------       ------
Total from Investment Operations............          (2.08)             1.93         1.00         1.06         0.50         2.68
Less Distributions from Net Investment
  Income....................................           0.10              0.03         0.03         0.06         0.02         0.03
                                                    -------            ------       ------       ------       ------       ------
NET ASSET VALUE, END OF THE PERIOD..........        $ 15.29            $17.47       $15.57       $14.60       $13.60       $13.12
                                                    =======            ======       ======       ======       ======       ======

Total Return* (b)...........................        -11.90%**          12.46%        6.77%        7.88%        3.79%       25.68%
Net Assets at End of the Period (In
  millions).................................        $  16.2            $ 20.2       $ 20.6       $ 20.9       $ 20.3       $ 17.5
Ratio of Expenses to Average Net Assets*....          0.85%             0.85%        0.85%        0.85%        0.85%        0.85%
Ratio of Net Investment Income to Average
  Net Assets*...............................          0.34%             0.50%        0.14%        0.16%        0.46%        0.17%
Portfolio Turnover..........................            22%**             52%         110%          43%         155%         145%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets.................................          0.94%             0.92%        0.93%        0.93%        0.88%        0.89%
   Ratio of Net Investment Income to Average
     Net Assets.............................          0.25%             0.43%        0.06%        0.08%        0.43%        0.13%

**  Non-Annualized

(a) Based on average shares outstanding.

(b) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

 16                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Enterprise Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act). The Portfolio's investment objective is to seek capital appreciation by investing principally in common stocks of growth companies. The Portfolio commenced investment operations on April 7, 1986. The Portfolio offers Class I Shares and Class II Shares. Each class of shares differs by the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

    The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio's investments. The inputs are summarized in the three broad levels listed below.

    - Level 1 -- quoted prices in active markets for identical investments

    - Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

    - Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

    The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments carried at value:

                                                                INVESTMENTS IN    OTHER FINANCIAL
VALUATION INPUTS                                                  SECURITIES       INSTRUMENTS*
Level 1--Quoted Prices......................................     $88,568,296         $(31,573)
Level 2--Other Significant Observable Inputs................         565,000              -0-
Level 3--Significant Unobservable Inputs....................             -0-              -0-
                                                                 -----------         --------
  Total.....................................................     $89,133,296         $(31,573)
                                                                 ===========         ========

*   Other financial instruments include futures, forwards and swap contracts.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements which are short-term investments whereby the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Portfolio adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on June 30, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2007, remains subject to examination by taxing authorities.

    The Portfolio intends to utilize provisions of the federal income tax law which allow the Portfolio to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the prior fiscal year, the Portfolio utilized capital losses carried forward of $4,669,958. At December 31, 2007, the Portfolio had an accumulated capital loss carryforward for tax purposes of $41,122,004, which will expire according to the following schedule:

  AMOUNT                                                                       EXPIRATION
$   978,379 ............................................................    December 31, 2009
 39,095,738 ............................................................    December 31, 2010
  1,047,887 ............................................................    December 31, 2011

    At June 30, 2008, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $81,153,681
                                                                ===========
Gross tax unrealized appreciation...........................    $13,524,111
Gross tax unrealized depreciation...........................     (5,544,496)
                                                                -----------
Net tax unrealized appreciation on investments..............    $ 7,979,615
                                                                ===========

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
  Ordinary income...........................................    $436,761
  Long-term capital gain....................................           0
                                                                --------
                                                                $436,761
                                                                ========

    As of December 31, 2007 the components of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................    $842,713

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains or losses recognized on securities for tax purposes but not for book purposes and the deferral of losses relating to wash sale transactions.

F. CREDITS EARNED ON CASH BALANCES During the six months ended June 30, 2008 the Portfolio's custody fee was reduced by $78, as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Portfolio and two other portfolios of the Trust (the "Combined Portfolio"), the Portfolio pays the Adviser a monthly fee based upon its share of a fee computed based upon an annual rate applied to the combined average daily net assets of the Combined Portfolio as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .50%
Next $500 million...........................................       .45%
Over $1 billion.............................................       .40%

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

    The effective management fee based on the average daily net assets of the Combined Portfolio for the six months ended June 30, 2008 was .50%.

    The Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% and .85% for Class I and Class II Shares, respectively. For the six months ended June 30, 2008, the Adviser reimbursed approximately $42,600 of its advisory fees or other expenses. This waiver is voluntary and can be discontinued at any time.

    For the six months ended June 30, 2008, the Portfolio recognized expenses of approximately $1,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each portfolio. For the six months ended June 30, 2008, the Portfolio recognized expenses of approximately $9,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the six months ended June 30, 2008, the Portfolio recognized expenses of approximately $7,500 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $116,727 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2008. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

For the six months ended June 30, 2008 and the year ended December 31, 2007, transactions were as follows:

                                                                          FOR THE                          FOR THE
                                                                     SIX MONTHS ENDED                     YEAR ENDED
                                                                       JUNE 30, 2008                  DECEMBER 31, 2007
                                                                ---------------------------       --------------------------
                                                                 SHARES           VALUE             SHARES         VALUE
Sales:
  Class I...................................................      41,920       $    664,262          133,976    $  2,305,543
  Class II..................................................      42,994            669,105           59,421         990,299
                                                                --------       ------------       ----------    ------------
Total Sales.................................................      84,914       $  1,333,367          193,397    $  3,295,842
                                                                ========       ============       ==========    ============
Dividend Reinvestment:
  Class I...................................................      48,995       $    731,497           25,971    $    403,590
  Class II..................................................       7,445            111,443            2,131          33,171
                                                                --------       ------------       ----------    ------------
Total Dividend Reinvestment.................................      56,440       $    842,940           28,102    $    436,761
                                                                ========       ============       ==========    ============
Repurchases:
  Class I...................................................    (619,283)      $ (9,886,415)      (1,239,721)   $(20,919,400)
  Class II..................................................    (143,512)        (2,281,226)        (227,564)     (3,848,329)
                                                                --------       ------------       ----------    ------------
Total Repurchases...........................................    (762,795)      $(12,167,641)      (1,467,285)   $(24,767,729)
                                                                ========       ============       ==========    ============

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $21,270,543 and $30,823,950, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

    The Portfolio may use derivative instruments for a variety of reasons, such as to attempt to protect the Portfolio against possible changes in the market value of its portfolio or to generate potential gain. All of the Portfolio's holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    During the period, the Portfolio invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Portfolio generally invests in exchange traded stock index futures. These contracts are generally used as a substitute for purchasing and selling specific securities. Upon entering into futures contracts, the Portfolio maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended June 30, 2008, were as follows:

                                                                CONTRACTS
Outstanding at December 31, 2007............................        25
Futures Opened..............................................        97
Futures Closed..............................................      (114)
                                                                  ----
Outstanding at June 30, 2008................................         8
                                                                  ====

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Portfolio are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Portfolio has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act and a service plan (collectively, the "Plans") for Class II Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid monthly.

7. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENT

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

JERRY W. MILLER
President and Principal Executive Officer

DENNIS SHEA
Vice President

KEVIN KLINGERT
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
522 Fifth Avenue
New York, New York 10036

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 219286
Kansas City, Missouri 64121-9286

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

ERNST & YOUNG
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Life Investment Trust Enterprise Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy




  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated

                                                           (continued on back)

  Van Kampen Life Investment Trust Enterprise Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              522 Fifth Avenue
                                                      New York, New York 10036
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                                LITSANENT 8/08
  (VAN KAMPEN INVESTMENTS LOGO)                             IU08-04088P-Y06/08

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Growth and Income Portfolio performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of June 30, 2008.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary as of 6/30/08

 ---------------------------------------------------------------------------
 AVERAGE ANNUAL                CLASS I SHARES         CLASS II SHARES
 TOTAL RETURNS                 since 12/23/96         since 09/18/00

 Since Inception                    9.02%                   4.40%

 10-year                            6.61                      --

 5-year                             8.83                    8.56

 1-year                           -16.25                  -16.45

 6-month                          -12.45                  -12.53
 ---------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a policyholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns for both share classes do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. Periods of less than one year are not annualized.

The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Portfolio Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008

MARKET CONDITIONS

In the six-month period, pessimism among investors intensified, leading the broad stock market lower. The Federal Reserve aggressively sought to stabilize the markets and encourage liquidity through a number of policy measures. In mid-March some investors had hoped the worst of the credit market crisis had passed, leading stocks to rally through mid-May. However, the market gave back those gains by the end of the period as news from the economic front continued to be dismal. Stagflation (stagnant economic growth combined with rising inflation) became a greater concern as unemployment grew while surging oil prices and a weak dollar put upward pressure on inflation. With the housing market still deteriorating, more mortgage loan defaults and bankruptcies were expected to lead to further writedowns by financial institutions. Lingering questions about the health of the financial sector and a bleak outlook for consumer discretionary stocks drove considerable volatility in those sectors of the market. In contrast, the energy sector and, to a lesser extent, the materials sector still dominated, supported by the strength of their underlying commodity prices.

PERFORMANCE ANALYSIS

All share classes of Van Kampen LIT Growth and Income Portfolio outperformed the Russell 1000(R) Value Index for the six months ended June 30, 2008, assuming no deduction of applicable sales charges.
The financials sector, in which the Portfolio was well positioned, was a key area of outperformance for the Portfolio relative to the Russell 1000 Value Index. Although the sector lost value on an absolute basis, holdings in insurance stocks declined less than those in the Russell 1000 Value Index. Further, the Portfolio had lower exposure to banks and regional banks, which were some of the worst performing segments in the financials sector. The consumer staples sector also added to relative results for the period, due to stock selection and the resulting overweight allocation in the sector. In particular, a large holding in a food and staples retailer performed well because the retailer effectively positioned itself for an economic downturn and saw an increase in consumer shopping at its stores. Finally, the technology sector was the third strongest contributor to relative performance. Within the sector, stock selection was particularly beneficial, as the Portfolio held an internet company that rallied following an announcement of a potential acquisition bid and a software and services company that began to turn around after lagging for some time.

However, the Portfolio did not fare so well in other areas. An underweight allocation in the energy sector hampered relative performance for the period. As energy continued to be the top performing sector in the Russell 1000 Value Index, the Portfolio's minimal exposure produced proportionately less gain than that of the Index. Stock selection in the industrials sector was disadvantageous due to the poor performance of an electrical engineering company that announced a large writedown early in 2008. The consumer discretionary sector was another area of weakness, largely in media stocks which suffered in an environment of increased competition.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008

----------------------------------------------
                              RUSSELL
                              1000(R)
      CLASS I   CLASS II    VALUE INDEX
      -12.45%   -12.53%       -13.57%
----------------------------------------------

The performance for the two share classes varies because each has different expenses. The Portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. See Performance Summary for performance information and index definition.

TOP TEN HOLDINGS AS OF 6/30/08
Wal-Mart Stores, Inc.                                4.3%
JPMorgan Chase & Co.                                 3.6
Bayer AG--ADR                                        3.4
Royal Dutch Shell PLC--ADR                           2.9
Marsh & McLennan Cos., Inc.                          2.7
Time Warner, Inc.                                    2.6
Schering-Plough Corp.                                2.5
Verizon Communications, Inc.                         2.4
American Electric Power Co., Inc.                    2.1
Occidental Petroleum Corp.                           2.0

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF 6/30/08
Pharmaceuticals                                     10.1%
Integrated Oil & Gas                                 7.8
Other Diversified Financial Services                 6.6
Electric Utilities                                   4.9
Packaged Foods & Meats                               4.9
Movies & Entertainment                               4.5
Hypermarkets & Super Centers                         4.3
Industrial Conglomerates                             4.0
Diversified Chemicals                                4.0
Property & Casualty Insurance                        3.1
Insurance Brokers                                    2.7
Investment Companies                                 2.7
Integrated Telecommunication Services                2.4
Regional Banks                                       2.0
Communications Equipment                             2.0
Health Care Equipment                                1.8
Investment Banking & Brokerage                       1.7
Aerospace & Defense                                  1.6
Tobacco                                              1.6
Household Products                                   1.5
Internet Software & Services                         1.4
Broadcasting & Cable TV                              1.3
Computer Hardware                                    1.3
Gold                                                 1.3
Soft Drinks                                          1.2
Diversified Banks                                    1.1
Oil & Gas Storage & Transportation                   0.9
Semiconductors                                       0.9
Oil & Gas Exploration & Production                   0.8
Systems Software                                     0.8
Consumer Electronics                                 0.8
Personal Products                                    0.7
Restaurants                                          0.7
Multi-Line Insurance                                 0.7
Oil & Gas Equipment & Services                       0.7
Department Stores                                    0.7
Thrifts & Mortgage Finance                           0.7
Life & Health Insurance                              0.6
Consumer Finance                                     0.6
Independent Power Producers & Energy Traders         0.5
Home Improvement Retail                              0.5
Specialty Stores                                     0.5
Automobile Manufacturers                             0.5
Air Freight & Logistics                              0.5
Motorcycle Manufacturers                             0.4
Airlines                                             0.3
Computer Storage & Peripherals                       0.2
Drug Retail                                          0.1
                                                   -----
Total Long-Term Investments                         94.9
Total Repurchase Agreements                          5.1
                                                   -----
Total Investments                                  100.0
Other Assets in Excess of Liabilities                0.0*
                                                   -----
Net Assets                                         100.0%

*   Amount is less than 0.1%.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the Portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov. You may obtain information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur ongoing costs, including management fees, distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other Portfolios.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/08 - 6/30/08.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different portfolios that have transactional costs, such as sales charges (loads) and redemption fees, or exchanges.

                                                                BEGINNING         ENDING        EXPENSES PAID
                                                              ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                              ------------------------------------------------
                                                                 1/1/08           6/30/08       1/1/08-6/30/08
Class I
  Actual....................................................    $1,000.00        $  875.54          $2.80
  Hypothetical..............................................     1,000.00         1,021.88           3.02
  (5% annual return before expenses)
Class II
  Actual....................................................     1,000.00           874.71           3.96
  Hypothetical..............................................     1,000.00         1,020.64           4.27
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.60% and 0.85% for Class I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the portfolio's investment advisory agreement require that the investment advisory agreement between the portfolio and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

At meetings held on April 15, 2008 and May 8, 2008, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the portfolio and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and portfolio counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the portfolio. The Board of Trustees considered the investment advisory agreement over a period of several months and the trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the portfolio compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the portfolio's shareholders, and the propriety of existing and alternative breakpoints in the portfolio's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the portfolio and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the portfolio. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by portfolio assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the portfolio. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the portfolio and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the portfolio. The trustees discuss with the investment adviser the resources available and used in managing the portfolio and changes made in the portfolio's portfolio management team and the portfolio's portfolio management strategy over time. The portfolio discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

Performance, Fees and Expenses of the Portfolio. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the portfolio compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the portfolio and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the portfolio. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The portfolio discloses more information about its performance elsewhere in this report and in the portfolio's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this portfolio relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the portfolio's overall expense ratio. The portfolio discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the portfolio support its decision to approve the investment advisory agreement.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the portfolio and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the portfolio and how that relates to the portfolio's expense ratio and particularly the portfolio's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the portfolio's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the portfolio support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the portfolio and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

                                   NUMBER OF
DESCRIPTION                          SHARES            VALUE
-----------------------------------------------------------------
COMMON STOCKS  91.1%
AEROSPACE & DEFENSE  1.6%
Raytheon Co. ..................         531,800    $   29,929,704
                                                   --------------

AIR FREIGHT & LOGISTICS  0.5%
FedEx Corp. ...................         113,960         8,978,908
                                                   --------------
AIRLINES  0.3%
Continental Airlines, Inc.,
  Class B (a) .................         396,000         4,003,560
UAL Corp. .....................         203,800         1,063,836
                                                   --------------
                                                        5,067,396
                                                   --------------
AUTOMOBILE MANUFACTURERS  0.5%
Honda Motor Co. Ltd.--ADR
  (Japan) .....................         277,680         9,449,450
                                                   --------------
BROADCASTING & CABLE TV  1.3%
Comcast Corp., Class A ........       1,278,618        24,255,384
                                                   --------------

COMMUNICATIONS EQUIPMENT  2.0%
Alcatel-Lucent--ADR
  (France) ....................       3,140,960        18,971,399
Cisco Systems, Inc. (a) .......         746,370        17,360,566
                                                   --------------
                                                       36,331,965
                                                   --------------
COMPUTER HARDWARE  1.3%
Hewlett-Packard Co. ...........         541,675        23,947,452
                                                   --------------
COMPUTER STORAGE & PERIPHERALS  0.2%
EMC Corp. (a) .................         260,990         3,833,943
                                                   --------------
CONSUMER ELECTRONICS  0.8%
Sony Corp.--ADR (Japan) .......         318,920        13,949,561
                                                   --------------

CONSUMER FINANCE  0.6%
Capital One Financial Corp. ...         288,638        10,971,130
                                                   --------------

DEPARTMENT STORES  0.7%
Macy's, Inc. ..................         635,920        12,349,566
                                                   --------------
DIVERSIFIED BANKS  0.9%
Mitsubishi UFJ Financial Group,
  Inc.--ADR (Japan) ...........         413,357         3,637,542
Mizuho Financial Group, Inc.--
  ADR (Japan) .................         690,531         6,401,222
Sumitomo Mitsui Financial
  Group, Inc. (Japan) .........             979         7,366,587
                                                   --------------
                                                       17,405,351
                                                   --------------
DIVERSIFIED CHEMICALS  4.0%
Bayer AG--ADR (Germany) .......         755,660        63,505,440
Du Pont (E.I.) de
  Nemours & Co. ...............         221,560         9,502,708
                                                   --------------
                                                       73,008,148
                                                   --------------
DRUG RETAIL  0.1%
Rite Aid Corp. (a) ............       1,617,690         2,572,127
                                                   --------------

ELECTRIC UTILITIES  4.9%
American Electric Power
  Co., Inc. ...................         950,680        38,245,856
Entergy Corp. .................         164,252        19,789,081
FirstEnergy Corp. .............         389,260        32,047,776
                                                   --------------
                                                       90,082,713
                                                   --------------

                                   NUMBER OF
DESCRIPTION                          SHARES            VALUE
-----------------------------------------------------------------
GOLD  1.3%
Newmont Mining Corp. ..........         455,510    $   23,759,402
                                                   --------------

HEALTH CARE EQUIPMENT  1.8%
Boston Scientific Corp. (a) ...       1,179,150        14,491,753
Covidien Ltd. (Bermuda) .......         380,422        18,218,410
                                                   --------------
                                                       32,710,163
                                                   --------------
HOME IMPROVEMENT RETAIL  0.5%
Home Depot, Inc. ..............         429,920        10,068,726
                                                   --------------

HOUSEHOLD PRODUCTS  1.5%
Kimberly-Clark Corp. ..........         269,440        16,107,123
Procter & Gamble Co. ..........         182,250        11,082,623
                                                   --------------
                                                       27,189,746
                                                   --------------
HYPERMARKETS & SUPER CENTERS  4.3%
Wal-Mart Stores, Inc. .........       1,423,830        80,019,246
                                                   --------------

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS  0.5%
NRG Energy, Inc. (a) ..........         235,220        10,090,938
                                                   --------------

INDUSTRIAL CONGLOMERATES  4.0%
General Electric Co. ..........       1,024,680        27,348,709
Siemens AG--ADR (Germany) .....         280,550        30,896,972
Tyco International Ltd.
  (Bermuda) ...................         398,362        15,950,414
                                                   --------------
                                                       74,196,095
                                                   --------------
INSURANCE BROKERS  2.7%
Marsh & McLennan Cos., Inc. ...       1,887,964        50,125,444
                                                   --------------

INTEGRATED OIL & GAS  7.8%
BP PLC--ADR (United Kingdom)...         218,920        15,230,265
ConocoPhillips ................         142,460        13,446,799
Exxon Mobil Corp. .............         281,310        24,791,850
Occidental Petroleum Corp. ....         416,670        37,441,966
Royal Dutch Shell PLC--ADR
  (United Kingdom) ............         649,180        53,044,498
                                                   --------------
                                                      143,955,378
                                                   --------------
INTEGRATED TELECOMMUNICATION SERVICES  2.4%
Verizon Communications,
  Inc. ........................       1,229,860        43,537,044
                                                   --------------

INTERNET SOFTWARE & SERVICES  1.4%
eBay, Inc. (a) ................         972,750        26,585,258
                                                   --------------

INVESTMENT BANKING & BROKERAGE  1.7%
Charles Schwab Corp. ..........         926,996        19,040,498
Merrill Lynch & Co., Inc. .....         385,773        12,232,862
                                                   --------------
                                                       31,273,360
                                                   --------------
LIFE & HEALTH INSURANCE  0.6%
Aegon N.V. (Netherlands) ......         854,880        11,207,477
                                                   --------------

MOTORCYCLE MANUFACTURERS  0.4%
Harley-Davidson, Inc. .........         177,642         6,441,299
                                                   --------------

MOVIES & ENTERTAINMENT  4.5%
Time Warner, Inc. .............       3,204,351        47,424,395
Viacom, Inc., Class B (a) .....       1,178,717        35,998,017
                                                   --------------
                                                       83,422,412
                                                   --------------
MULTI-LINE INSURANCE  0.7%
Hartford Financial Services
  Group, Inc. .................         197,949        12,781,567
                                                   --------------

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

                                   NUMBER OF
DESCRIPTION                          SHARES            VALUE
-----------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES  0.7%
Schlumberger Ltd. (Netherlands
  Antilles) ...................         116,790    $   12,546,750
                                                   --------------

OIL & GAS EXPLORATION & PRODUCTION  0.8%
Devon Energy Corp. ............         126,040        15,144,966
                                                   --------------
OIL & GAS STORAGE & TRANSPORTATION  0.9%
Williams Cos., Inc. ...........         409,770        16,517,829
                                                   --------------
OTHER DIVERSIFIED FINANCIAL SERVICES  5.7%
Bank of America Corp. .........         712,117        16,998,233
Citigroup, Inc. ...............       1,265,074        21,202,640
JPMorgan Chase & Co. ..........       1,923,667        66,001,015
                                                   --------------
                                                      104,201,888
                                                   --------------
PACKAGED FOODS & MEATS  4.9%
Cadbury PLC--ADR (United
  Kingdom) ....................         569,362        28,668,117
ConAgra Foods, Inc. ...........         145,780         2,810,638
Kraft Foods, Inc., Class A ....         728,938        20,738,286
Unilever N.V. (Netherlands) ...       1,310,000        37,204,000
                                                   --------------
                                                       89,421,041
                                                   --------------
PERSONAL PRODUCTS  0.7%
Estee Lauder Cos., Inc.,
  Class A .....................         287,220        13,341,369
                                                   --------------
PHARMACEUTICALS  10.1%
Abbott Laboratories ...........         701,390        37,152,628
Bristol-Myers Squibb Co. ......       1,332,040        27,346,781
Novartis AG--ADR
  (Switzerland)................         507,090        27,910,234
Roche Holdings AG--ADR
  (Switzerland)................         309,370        27,942,298
Schering-Plough Corp. .........       2,307,390        45,432,509
Wyeth .........................         439,330        21,070,267
                                                   --------------
                                                      186,854,717
                                                   --------------
PROPERTY & CASUALTY INSURANCE  3.1%
Chubb Corp. ...................         533,763        26,159,724
Travelers Cos., Inc. ..........         703,217        30,519,618
                                                   --------------
                                                       56,679,342
                                                   --------------
REGIONAL BANKS  2.0%
PNC Financial Services
  Group, Inc. .................         452,795        25,854,595
SunTrust Banks, Inc. ..........         295,152        10,690,405
                                                   --------------
                                                       36,545,000
                                                   --------------
RESTAURANTS  0.7%
Starbucks Corp. (a) ...........         835,430        13,149,668
                                                   --------------

                                   NUMBER OF
DESCRIPTION                          SHARES            VALUE
-----------------------------------------------------------------
SEMICONDUCTORS  0.9%
Intel Corp. ...................         745,561    $   16,014,650
                                                   --------------

SOFT DRINKS  1.2%
Coca-Cola Co. .................         338,360        17,587,953
Dr. Pepper Snapple
  Group, Inc. (a) .............         241,196         5,060,292
                                                   --------------
                                                       22,648,245
                                                   --------------
SPECIALTY STORES  0.5%
Office Depot, Inc. (a) ........         874,834         9,570,684
                                                   --------------

SYSTEMS SOFTWARE  0.8%
Oracle Corp. (a) ..............         264,410         5,552,610
Symantec Corp. (a) ............         464,900         8,995,815
                                                   --------------
                                                       14,548,425
                                                   --------------
THRIFTS & MORTGAGE FINANCE  0.7%
Federal Home Loan
  Mortgage Corp. ..............         729,452        11,963,013
                                                   --------------

TOBACCO  1.6%
Altria Group, Inc..............         463,100         9,521,336
Philip Morris International,
  Inc..........................         398,620        19,687,842
                                                   --------------
                                                       29,209,178
                                                   --------------

TOTAL COMMON STOCKS  91.1%.....................     1,677,853,118
                                                   --------------

CONVERTIBLE PREFERRED STOCKS  1.1%

DIVERSIFIED BANKS  0.2%
Wachovia Corp., Ser L,
  7.500% ......................           4,600         4,054,348
                                                   --------------

OTHER DIVERSIFIED FINANCIAL SERVICES  0.9%
Bank of America Corp.,
  Ser L, 7.250% ...............           9,400         8,309,600
Citigroup, Inc., Ser T,
  6.500% ......................         194,600         8,465,100
                                                   --------------
                                                       16,774,700
                                                   --------------

TOTAL CONVERTIBLE PREFERRED STOCKS ............        20,829,048

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

                                   NUMBER OF
DESCRIPTION                          SHARES            VALUE
-----------------------------------------------------------------
INVESTMENT COMPANIES  2.7%
Financial Select Sector SPDR
  Fund ........................       1,486,203    $   30,110,473
iShares MSCI Japan Index
  Fund.........................       1,485,640        18,540,787
                                                   --------------

TOTAL INVESTMENT COMPANIES ....................        48,651,260
                                                   --------------

TOTAL LONG-TERM INVESTMENTS  94.9%
  (Cost $1,751,365,471) .......................     1,747,333,426
                                                   --------------
REPURCHASE AGREEMENTS  5.1%
Banc of America Securities ($28,285,508 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  2.50%, dated 06/30/08, to be sold on 07/01/08
  at $28,287,472) .............................        28,285,508
Citigroup Global Markets, Inc. ($28,285,508 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  2.50%, dated 06/30/08, to be sold on 07/01/08
  at $28,287,472) .............................        28,285,508
JPMorgan Chase & Co. ($8,485,652 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  2.60%, dated 06/30/08, to be sold on 07/01/08
  at $8,486,265) ..............................         8,485,652
State Street Bank & Trust Co. ($27,952,332 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  1.85%, dated 06/30/08, to be sold on 07/01/08
  at $27,953,769) .............................        27,952,332
                                                   --------------

TOTAL REPURCHASE AGREEMENTS  5.1%
  (Cost $93,009,000) ..........................        93,009,000
                                                   --------------

TOTAL INVESTMENTS  100.0%
  (Cost $1,844,374,471) .......................     1,840,342,426

OTHER ASSETS IN EXCESS OF LIABILITIES  0.0%....           625,928
                                                   --------------

NET ASSETS  100.0%.............................    $1,840,968,354
                                                   ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security.

ADR--American Depositary Receipt

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

ASSETS:
Total Investments (Cost $1,844,374,471).....................    $1,840,342,426
Cash........................................................               540
Receivables:
  Portfolio Shares Sold.....................................         7,601,707
  Dividends.................................................         2,512,429
  Interest..................................................             5,978
Other.......................................................           141,369
                                                                --------------
    Total Assets............................................     1,850,604,449
                                                                --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................         7,429,544
  Investment Advisory Fee...................................           885,744
  Portfolio Shares Repurchased..............................           563,581
  Distributor and Affiliates................................           365,909
Trustees' Deferred Compensation and Retirement Plans........           222,280
Accrued Expenses............................................           169,037
                                                                --------------
    Total Liabilities.......................................         9,636,095
                                                                --------------
NET ASSETS..................................................    $1,840,968,354
                                                                ==============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................    $1,803,636,410
Accumulated Net Realized Gain...............................        24,447,577
Accumulated Undistributed Net Investment Income.............        16,920,637
Net Unrealized Depreciation.................................        (4,036,270)
                                                                --------------
NET ASSETS..................................................    $1,840,968,354
                                                                ==============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares (Based on net assets of $211,310,174 and
  11,936,350 shares of beneficial interest issued and
  outstanding)..............................................    $        17.70
                                                                ==============
  Class II Shares (Based on net assets of $1,629,658,180 and
  92,141,829 shares of beneficial interest issued and
  outstanding)..............................................    $        17.69
                                                                ==============

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $987,189)....    $  24,014,464
Interest....................................................        1,082,661
                                                                -------------
    Total Income............................................       25,097,125
                                                                -------------
EXPENSES:
Investment Advisory Fee.....................................        5,467,657
Distribution (12b-1) and Service Fees.......................        2,136,269
Accounting and Administrative Expenses......................          125,559
Reports to Shareholders.....................................           99,445
Custody.....................................................           44,462
Professional Fees...........................................           31,914
Trustees' Fees and Related Expenses.........................           25,528
Transfer Agent Fees.........................................            9,500
Registration Fees...........................................            2,178
Other.......................................................           28,238
                                                                -------------
    Total Expenses..........................................        7,970,750
    Less Credits Earned on Cash Balances....................            2,464
                                                                -------------
    Net Expenses............................................        7,968,286
                                                                -------------
NET INVESTMENT INCOME.......................................    $  17,128,839
                                                                =============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................    $  33,853,559
  Foreign Currency Transactions.............................          (28,159)
                                                                -------------
Net Realized Gain...........................................       33,825,400
                                                                -------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................      310,277,472
                                                                -------------
  End of the Period:
    Investments.............................................       (4,032,045)
    Foreign Currency Translation............................           (4,225)
                                                                -------------
                                                                   (4,036,270)
                                                                -------------
Net Unrealized Depreciation During the Period...............     (314,313,742)
                                                                -------------
NET REALIZED AND UNREALIZED LOSS............................    $(280,488,342)
                                                                =============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................    $(263,359,503)
                                                                =============

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                                    FOR THE                 FOR THE
                                                                SIX MONTHS ENDED          YEAR ENDED
                                                                 JUNE 30, 2008         DECEMBER 31, 2007
                                                                ----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................     $   17,128,839         $   33,017,061
Net Realized Gain...........................................         33,825,400             61,564,236
Net Unrealized Depreciation During the Period...............       (314,313,742)           (45,289,834)
                                                                 --------------         --------------
Change in Net Assets from Operations........................       (263,359,503)            49,291,463
                                                                 --------------         --------------

Distributions from Net Investment Income:
  Class I Shares............................................         (4,558,786)            (4,821,991)
  Class II Shares...........................................        (28,476,028)           (23,697,315)
                                                                 --------------         --------------
                                                                    (33,034,814)           (28,519,306)
                                                                 --------------         --------------

Distribution from Net Realized Gain:
  Class I Shares............................................         (7,652,249)           (11,274,850)
  Class II Shares...........................................        (55,328,046)           (63,820,565)
                                                                 --------------         --------------
                                                                    (62,980,295)           (75,095,415)
                                                                 --------------         --------------
Total Distributions.........................................        (96,015,109)          (103,614,721)
                                                                 --------------         --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........       (359,374,612)           (54,323,258)
                                                                 --------------         --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................        107,144,421            275,336,461
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................         96,015,109            103,614,721
Cost of Shares Repurchased..................................       (109,971,035)          (186,897,285)
                                                                 --------------         --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........         93,188,495            192,053,897
                                                                 --------------         --------------
TOTAL INCREASE/DECREASE IN NET ASSETS.......................       (266,186,117)           137,730,639
NET ASSETS:
Beginning of the Period.....................................      2,107,154,471          1,969,423,832
                                                                 --------------         --------------
End of the Period (Including accumulated undistributed net
  investment income of $16,920,637 and $32,826,612,
  respectively).............................................     $1,840,968,354         $2,107,154,471
                                                                 ==============         ==============

See Notes to Financial Statements                                             13

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                      SIX MONTHS
                                                        ENDED                           YEAR ENDED DECEMBER 31,
CLASS I SHARES                                         JUNE 30,        ----------------------------------------------------------
                                                         2008           2007         2006         2005         2004         2003
                                                      ---------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD..........     $ 21.36         $22.00       $20.49       $19.32       $17.06       $13.47
                                                       -------         ------       ------       ------       ------       ------
  Net Investment Income (a).......................        0.19           0.39         0.38         0.28         0.24         0.22
  Net Realized and Unrealized Gain/Loss...........       (2.83)          0.16         2.75         1.59         2.19         3.51
                                                       -------         ------       ------       ------       ------       ------
Total from Investment Operations..................       (2.64)          0.55         3.13         1.87         2.43         3.73
                                                       -------         ------       ------       ------       ------       ------
Less:
  Distributions from Net Investment Income........        0.38           0.36         0.25         0.22         0.17         0.14
  Distributions from Net Realized Gain............        0.64           0.83         1.37         0.48          -0-          -0-
                                                       -------         ------       ------       ------       ------       ------
Total Distributions...............................        1.02           1.19         1.62         0.70         0.17         0.14
                                                       -------         ------       ------       ------       ------       ------
NET ASSET VALUE, END OF THE PERIOD................     $ 17.70         $21.36       $22.00       $20.49       $19.32       $17.06
                                                       =======         ======       ======       ======       ======       ======

Total Return......................................     -12.45%*         2.80%       16.23%        9.99%       14.38%       28.03%
Net Assets at End of the Period (In millions).....     $ 211.3         $263.5       $307.7       $312.4       $312.1       $280.3
Ratio of Expenses to Average Net Assets...........       0.60%          0.60%        0.60%        0.61%        0.62%        0.66%
Ratio of Net Investment Income to Average Net
  Assets..........................................       1.98%          1.80%        1.85%        1.44%        1.39%        1.50%
Portfolio Turnover................................         24%*           28%          28%          42%          48%          57%

(a) Based on average shares outstanding.

*   Non-Annualized

 14                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                             SIX MONTHS
                                               ENDED                                 YEAR ENDED DECEMBER 31,
CLASS II SHARES                               JUNE 30,           ----------------------------------------------------------------
                                                2008               2007           2006           2005          2004         2003
                                          ---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..............................        $  21.31           $  21.96       $  20.46       $  19.29       $17.03       $13.45
                                              --------           --------       --------       --------       ------       ------
  Net Investment Income (a)...........            0.17               0.34           0.32           0.23         0.20         0.19
  Net Realized and Unrealized
    Gain/Loss.........................           (2.82)              0.15           2.76           1.59         2.19         3.50
                                              --------           --------       --------       --------       ------       ------
Total from Investment Operations......           (2.65)              0.49           3.08           1.82         2.39         3.69
                                              --------           --------       --------       --------       ------       ------
Less:
  Distributions from Net Investment
    Income............................            0.33               0.31           0.21           0.17         0.13         0.11
  Distributions from Net Realized
    Gain..............................            0.64               0.83           1.37           0.48          -0-          -0-
                                              --------           --------       --------       --------       ------       ------
Total Distributions...................            0.97               1.14           1.58           0.65         0.13         0.11
                                              --------           --------       --------       --------       ------       ------
NET ASSET VALUE, END OF THE PERIOD....        $  17.69           $  21.31       $  21.96       $  20.46       $19.29       $17.03
                                              ========           ========       ========       ========       ======       ======

Total Return (b)......................         -12.53%*             2.52%         15.97%          9.72%       14.12%       27.68%
Net Assets at End of the Period (In
  millions)...........................        $1,629.7           $1,843.7       $1,661.7       $1,247.5       $881.4       $487.7
Ratio of Expenses to Average Net
  Assets..............................           0.85%              0.85%          0.85%          0.86%        0.87%        0.91%
Ratio of Net Investment Income to
  Average Net Assets..................           1.73%              1.54%          1.59%          1.18%        1.17%        1.28%
Portfolio Turnover....................             24%*               28%            28%            42%          48%          57%

(a) Based on average shares outstanding.

(b) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

*   Non-Annualized

See Notes to Financial Statements                                             15

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Growth and Income Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust, a Delaware statutory trust and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 as amended (the "1940 Act"). The Portfolio's investment objective is to seek long-term growth of capital and income. The Portfolio commenced investment operations on December 23, 1996. The Portfolio offers Class I and Class II Shares. Each class of shares differs by its allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

    The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio's investments. The inputs are summarized in the three broad levels listed below.

    - Level 1-- quoted prices in active markets for identical investments

    - Level 2-- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

    - Level 3-- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments carried at value:

                                                                INVESTMENTS IN
VALUATION INPUTS                                                  SECURITIES
Level 1--Quoted Prices......................................    $1,614,853,623
Level 2--Other Significant Observable Inputs................       225,488,803
Level 3--Significant Unobservable Inputs....................               -0-
                                                                --------------
Total.......................................................    $1,840,342,426
                                                                ==============

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements, which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Portfolio adopted the provisions of the Financial Accounting Standards Board's ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes, on June 30, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended December 31, 2007, remains subject to examination by taxing authorities.

    At June 30, 2008, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $ 1,852,862,966
                                                                ===============
Gross tax unrealized appreciation...........................    $ 1,023,119,326
Gross tax unrealized depreciation...........................     (1,035,639,866)
                                                                ---------------
Net tax unrealized depreciation on investments..............    $   (12,520,540)
                                                                ===============

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
  Ordinary income...........................................    $ 35,103,782
  Long-term capital gain....................................      68,510,939
                                                                ------------
                                                                $103,614,721
                                                                ============

    As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $46,618,654
Undistributed long-term capital gain........................     49,383,854

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. CREDITS EARNED ON CASH BALANCES During the six months ended June 30, 2008, the Portfolio's custody fee was reduced by $2,464 as a result of credits earned on cash balances.

G. FOREIGN CURRENCY TRANSLATION Assets and liabilities denominated in foreign currencies and commitments under forward currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Realized and unrealized gains and losses on securities resulting from changes in exchange rates are not segregated for financial reporting purposes from amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency transactions on the Statement of Operations includes the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expense are translated at rates prevailing when accrued.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Portfolio's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Portfolio for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .60%
Over $500 million...........................................       .55%

    The Adviser has agreed to waive all expenses in excess of .75% of Class I Shares daily average net assets and 1.00% of Class II Shares daily average net assets. For the six months ended June 30, 2008, the Adviser did not waive any of its investment advisory fees or other expenses. This waiver is voluntary and can be discontinued at any time.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

    For the six months ended June 30, 2008, the Portfolio recognized expenses of approximately $19,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each portfolio. For the six months ended June 30, 2008, the Portfolio recognized expenses of approximately $47,200 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the six months ended June 30, 2008, the Portfolio recognized expenses of approximately $7,400 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio, and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $120,100 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2008. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended June 30, 2008, the Portfolio paid brokerage commissions to Morgan Stanley & Co., Inc., an affiliate of the Adviser, totaling $13,150.

3. CAPITAL TRANSACTIONS

For the six months ended June 30, 2008 and the year ended December 31, 2007, transactions were as follows:

                                                                         FOR THE                              FOR THE
                                                                     SIX MONTHS ENDED                        YEAR ENDED
                                                                      JUNE 30, 2008                      DECEMBER 31, 2007
                                                              ------------------------------       ------------------------------
                                                                SHARES             VALUE             SHARES             VALUE
Sales:
  Class I.................................................       467,230       $   8,986,673          896,803       $  19,626,861
  Class II................................................     5,162,131          98,157,748       11,727,869         255,709,600
                                                              ----------       -------------       ----------       -------------
Total Sales...............................................     5,629,361       $ 107,144,421       12,624,672       $ 275,336,461
                                                              ==========       =============       ==========       =============
Dividend Reinvestment:
  Class I.................................................       672,414       $  12,211,035          798,454       $  16,096,842
  Class II................................................     4,614,762          83,804,074        4,343,319          87,517,879
                                                              ----------       -------------       ----------       -------------
Total Dividend Reinvestment...............................     5,287,176       $  96,015,109        5,141,773       $ 103,614,721
                                                              ==========       =============       ==========       =============
Repurchases:
  Class I.................................................    (1,537,620)      $ (29,635,894)      (3,345,463)      $ (73,101,375)
  Class II................................................    (4,155,156)        (80,335,141)      (5,231,239)       (113,795,910)
                                                              ----------       -------------       ----------       -------------
Total Repurchases.........................................    (5,692,776)      $(109,971,035)      (8,576,702)      $(186,897,285)
                                                              ==========       =============       ==========       =============

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $489,290,158 and $458,358,342, respectively.

5. DISTRIBUTION AND SERVICE PLANS

Shares of the Portfolio are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Portfolio has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the "Plans") for Class II Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid monthly.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

6. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. ACCOUNTING PRONOUNCEMENT

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

JERRY W. MILLER
President and Principal Executive Officer

DENNIS SHEA
Vice President

KEVIN KLINGERT
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
522 Fifth Avenue
New York, New York 10036

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 219286
Kansas City, Missouri 64121-9286

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Life Investment Trust Growth and Income Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy




  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated

                                                           (continued on back)

  Van Kampen Life Investment Trust Growth and Income Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              522 Fifth Avenue
                                                      New York, New York 10036
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                                 LITSANGI 8/08
  (VAN KAMPEN INVESTMENTS LOGO)                             IU08-04212P-Y06/08

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Government Portfolio performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of June 30, 2008.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

       PORTFOLIO SHARES ARE NEITHER INSURED NOR GUARANTEED BY THE U.S.
       GOVERNMENT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary as of 6/30/08

 ---------------------------------------------------------------------------
 AVERAGE ANNUAL                CLASS I SHARES         CLASS II SHARES
 TOTAL RETURNS                  since 4/7/86          since 12/15/00

 Since Inception                    6.07%                  4.40%

 10-year                            4.79                     --

 5-year                             3.25                   3.00

 1-year                             4.21                   4.02

 6-month                           -1.59                  -1.67
 ---------------------------------------------------------------------------
 30-Day SEC Yield                   3.90%                  3.63%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a policyholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns for both share classes do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower. SEC Yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change. Periods of less than one year are not annualized.

The Lehman Brothers U.S. Government/Mortgage Index is generally representative of U.S. government treasury securities and agency mortgage-backed securities. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Portfolio Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008

MARKET CONDITIONS

The fixed income market was tremendously volatile throughout the six-month reporting period. In the first quarter of 2008, credit and liquidity remained constrained, the housing market continued to weaken and fears of an economic recession emerged, all of which took a toll on investor confidence. As a result, investors shunned risky assets in favor of the relative safe haven of high quality government securities, boosting the performance of U.S. Treasuries while driving spreads in other sectors considerably wider.

The Federal Reserve (the "Fed") stepped in several times during the quarter to help boost liquidity and the economy, reducing the target federal funds rates by 225 basis points while also taking the unprecedented steps of granting primary brokerage firms access to its discount window, loosening its collateral requirements, and extending loans of Treasury securities in exchange for lower quality, less liquid securities. In what was decidedly the biggest headline event, the Fed facilitated JPMorgan Chase's purchase of troubled Bear Stearns--once the country's fifth largest investment bank--in mid-March, which was viewed by many as necessary to avoid serious market repercussions had the firm failed.

Early in the second quarter, market liquidity began to improve and investor appetite for risk returned, spurring a rebound in spread sector performance that lasted through mid-June. Citing the need to maintain a balance between supporting the economy while limiting inflationary pressures, the Fed held the target federal funds rate steady at 2.0 percent in June, where it had stood since the last rate cut in April. In the final weeks of the quarter, the market retreated again as investors paused to consider new credit concerns in the market as well as the possibility that the Fed might begin to raise rates in order to fight inflation. As a result, for the overall period Treasuries outperformed all other sectors of the fixed income market.
The mortgage sector saw some relief in April and May but overall posted disappointing returns. Non-agency mortgages continued to suffer the most as the availability of these non-traditional mortgages with more lenient terms has sharply diminished in the wake of the subprime market crisis.

PERFORMANCE ANALYSIS

All share classes of Van Kampen LIT Government Portfolio underperformed the Lehman Brothers U.S. Government/ Mortgage Index for the six months ended June 30, 2008, assuming no deduction of applicable sales charges.

The primary detractor from the Portfolio's performance was a position in non-agency mortgage securities, which are not included in the Lehman Brothers U.S. Government/Mortgage Index. These securities are CMOs (collateralized mortgage obligations) backed by pools of option adjustable-rate mortgages
(ARMs), also known as MTA (moving treasury average) floaters, made primarily to Alt-A borrowers--those who have relatively strong credit but are not considered "prime" borrowers. Unfortunately, as a result of defaults in the subprime market, spreads on all residential and commercial mortgage-backed products widened during the period, hindering performance.

The Portfolio's yield-curve positioning, however, was additive to performance. We positioned the Portfolio to benefit from a decline in interest rates by maintaining a relatively longer duration (a measure of interest-rate sensitivity). In January, rates did fall as anticipated and subsequently, we reduced the duration of the Portfolio.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008

-------------------------------------------------
                           LEHMAN BROTHERS
                           U.S. GOVERNMENT/
      CLASS I   CLASS II    MORTGAGE INDEX
      -1.59%     -1.67%         1.99%
-------------------------------------------------

The performance for the two share classes varies because each has different expenses. The Portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. See Performance Summary for performance information and index definition.

SECTORS AS OF 6/30/08
U.S. Treasury Securities                             42.5%
FNMA                                                 26.3
CMO                                                  22.8
FHLMC                                                 7.2
U.S. Govt Agency                                      3.8
GNMA                                                  0.1
                                                    -----
Total Long-Term Investments                         102.7
Purchased Options                                     0.2
Short-Term Investments                               19.6
                                                    -----
Total Investments                                   122.5
Liabilities in Excess of Other Assets               (22.4)
Written Options                                      (0.1)
                                                    -----
Net Assets                                          100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. All percentages are as a percentage of net assets. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the Portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov. You may obtain information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur ongoing costs, including management fees, distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/08 - 6/30/08.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads) and redemption fees, or exchanges.

                                                                  BEGINNING            ENDING        EXPENSES PAID
                                                                ACCOUNT VALUE       ACCOUNT VALUE    DURING PERIOD*
                                                                ---------------------------------------------------
                                                                   1/1/08              6/30/08       1/1/08-6/30/08
Class I
  Actual....................................................      $1,000.00           $  984.10          $2.96
  Hypothetical..............................................       1,000.00            1,021.88           3.02
  (5% annual return before expenses)
Class II
  Actual....................................................       1,000.00              983.34           4.19
  Hypothetical..............................................       1,000.00            1,020.64           4.27
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.60% and 0.85% for Class I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the portfolio's investment advisory agreement require that the investment advisory agreement between the portfolio and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

At meetings held on April 15, 2008 and May 8, 2008, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the portfolio and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and portfolio counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the portfolio. The Board of Trustees considered the investment advisory agreement over a period of several months and the trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the portfolio compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the portfolio's shareholders, and the propriety of existing and alternative breakpoints in the portfolio's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the portfolio and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the portfolio. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the portfolio. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the portfolio and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the portfolio. The trustees discuss with the investment adviser the resources available and used in managing the portfolio and changes made in the portfolio's portfolio management strategy over time. The portfolio discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

Performance, Fees and Expenses of the Portfolio. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the portfolio compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the portfolio and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the portfolio. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The portfolio discloses more information about its performance elsewhere in this report and in the portfolio's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this portfolio relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the portfolio's overall expense ratio. The portfolio discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the portfolio support its decision to approve the investment advisory agreement.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the portfolio and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the portfolio and how that relates to the portfolio's expense ratio and particularly the portfolio's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the portfolio's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the portfolio support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the portfolio and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

PAR
AMOUNT
(000)      DESCRIPTION                                                   COUPON           MATURITY             VALUE
------------------------------------------------------------------------------------------------------------------------
           UNITED STATES TREASURY OBLIGATIONS  42.5%
$1,000     United States Treasury Bonds................................   4.500%          02/15/36          $    993,204
 1,600     United States Treasury Bonds................................   5.250           11/15/28             1,734,875
 8,400     United States Treasury Bonds................................   5.375           02/15/31             9,335,819
 9,120     United States Treasury Bonds................................   8.125           08/15/21            12,462,343
   800     United States Treasury Bonds................................   8.750           08/15/20             1,127,563
 1,250     United States Treasury Bonds................................   9.250           02/15/16             1,701,759
   700     United States Treasury Bonds................................  12.000           08/15/13               708,039
17,000     United States Treasury Notes................................   3.500           11/15/09            17,270,946
 7,100     United States Treasury Notes................................   3.875           02/15/13             7,279,722
35,000     United States Treasury Notes................................   4.250           11/15/14            36,553,160
 4,500     United States Treasury Notes................................   4.500           02/28/11             4,692,659
   500     United States Treasury Notes................................   4.750           11/15/08               504,961
 2,600     United States Treasury Notes................................   4.750           01/31/12             2,744,422
 3,500     United States Treasury Notes................................   4.875           01/31/09             3,556,602
 2,400     United States Treasury Notes................................   4.875           04/30/11             2,530,690
 6,100     United States Treasury Notes................................   5.125           06/30/11             6,485,069
                                                                                                            ------------

           TOTAL UNITED STATES TREASURY OBLIGATIONS.....................................................     109,681,833
                                                                                                            ------------

           MORTGAGE BACKED SECURITIES  26.0%
    48     Federal Home Loan Mortgage Corp. ...........................   6.000     06/01/29 to 09/01/29          48,429
    37     Federal Home Loan Mortgage Corp. ...........................   6.500           06/01/29                38,735
   824     Federal Home Loan Mortgage Corp. ...........................   7.500     11/01/29 to 08/01/31         890,126
     4     Federal Home Loan Mortgage Corp. ...........................   8.000           09/01/24                 3,854
11,900     Federal Home Loan Mortgage Corp., July (a)..................   5.000             TBA               11,403,544
 5,500     Federal Home Loan Mortgage Corp., July (a)..................   6.500             TBA                5,669,296
    76     Federal National Mortgage Association.......................   6.000     01/01/14 to 06/01/14          78,420
   213     Federal National Mortgage Association.......................   6.500     06/01/09 to 12/01/32         221,146
 5,080     Federal National Mortgage Association.......................   7.000     07/01/10 to 10/01/34       5,376,896
   654     Federal National Mortgage Association.......................   7.500     02/01/23 to 04/01/32         704,858
    13     Federal National Mortgage Association.......................   8.000     06/01/24 to 10/01/24          13,656
    20     Federal National Mortgage Association.......................  11.000           11/01/20                23,534
 6,350     Federal National Mortgage Association, July (a).............   5.000             TBA                6,087,072
33,375     Federal National Mortgage Association, July (a).............   5.500             TBA               32,900,441
 1,800     Federal National Mortgage Association, July (a).............   6.500             TBA                1,853,156
 1,275     Federal National Mortgage Association, July (a).............   7.000             TBA                1,336,759
    63     Government National Mortgage Association....................   6.500     05/15/23 to 03/15/29          65,507
   128     Government National Mortgage Association....................   7.000     04/15/23 to 11/15/27         136,902
    23     Government National Mortgage Association....................   7.500     12/15/21 to 06/15/24          24,238
    18     Government National Mortgage Association....................   8.000     05/15/17 to 01/15/23          19,156
     7     Government National Mortgage Association....................   8.500           07/15/17                 7,862
     8     Government National Mortgage Association....................   9.500     07/15/09 to 10/15/09           8,167
     1     Government National Mortgage Association....................  11.000           09/15/10                 1,160
                                                                                                            ------------

           TOTAL MORTGAGE BACKED SECURITIES.............................................................      66,912,914
                                                                                                            ------------

           COLLATERALIZED MORTGAGE OBLIGATIONS  22.8%
   672     American Home Mortgage Assets (b)...........................   2.693           06/25/47               260,716
   806     American Home Mortgage Assets (b)...........................   2.713           09/25/46               436,077
 1,049     American Home Mortgage Assets (b)...........................   2.743           10/25/46               826,533
 1,560     American Home Mortgage Investment Trust (b).................   2.672           05/25/47             1,121,409
   995     American Home Mortgage Investment Trust (b).................   2.723           05/25/47               569,842
 1,031     Bear Stearns Mortgage Funding Trust (b).....................   2.662           10/25/36               723,585
 1,135     Bear Stearns Mortgage Funding Trust (b).....................   2.693           12/25/36               819,484
   324     Countrywide Alternative Loan Trust (b)......................   2.622           04/25/47               228,137
   738     Countrywide Alternative Loan Trust (b)......................   2.642           02/25/47               519,284
 1,215     Countrywide Alternative Loan Trust (b)......................   2.662           04/25/47               666,428
   653     Countrywide Alternative Loan Trust (b)......................   2.672           11/25/46               465,619
 1,229     Countrywide Alternative Loan Trust (b)......................   2.713           07/25/46               674,105
   667     Countrywide Alternative Loan Trust (b)......................   2.733           10/25/46               390,341

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                                  COUPON          MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------------
           COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$  556     Countrywide Alternative Loan Trust (b)...................... 2.743%          05/25/36          $    303,413
   753     Countrywide Alternative Loan Trust (b)...................... 2.753           07/25/46               411,711
   860     Countrywide Alternative Loan Trust (b)...................... 2.782           03/20/46               477,847
 2,690     Countrywide Alternative Loan Trust (c)...................... 3.315           02/25/37                94,146
 4,974     Countrywide Alternative Loan Trust (c)...................... 3.475           09/25/35               111,920
 8,382     Countrywide Alternative Loan Trust (c)...................... 3.782           12/20/46               322,570
 3,394     Countrywide Alternative Loan Trust (c)...................... 3.841           03/20/46               111,334
 1,923     Countrywide Home Loans (c) (d).............................. 2.398           10/25/34                25,539
   723     Countrywide Home Loans (b).................................. 2.753           04/25/35               546,995
   828     Countrywide Home Loans (b).................................. 2.783           04/25/46               456,367
   489     Federal Home Loan Mortgage Corp. (b)........................ 2.632           09/25/45               481,499
15,990     Federal Home Loan Mortgage Corp. (REMIC) (b)................ 2.811           05/15/37            15,554,739
11,681     Federal Home Loan Mortgage Corp. (REMIC) (b)................ 2.921           10/15/36            11,430,894
   944     Federal Home Loan Mortgage Corp. (REMIC) (b)................ 3.071           03/15/34               939,018
   570     Federal Home Loan Mortgage Corp. (REMIC) (c) (e)............ 4.500           06/17/27                55,081
   384     Federal Home Loan Mortgage Corp. (REMIC) (c)................ 5.000           12/15/16                21,933
 1,400     Federal Home Loan Mortgage Corp. (REMIC).................... 5.500           04/15/27             1,422,885
   244     Federal Home Loan Mortgage Corp. (STRIPS) (c)............... 6.000           05/01/31                55,338
   223     Federal Home Loan Mortgage Corp. (STRIPS) (c)............... 6.500           04/01/28                58,897
    59     Federal Home Loan Mortgage Corp. (STRIPS) (c)............... 8.000           06/01/31                 6,501
 5,795     Federal National Mortgage Association (REMIC) (b)........... 2.543           12/25/36             5,599,140
   816     Federal National Mortgage Association (b)................... 2.682           05/25/35               772,489
   785     Federal National Mortgage Association (REMIC) (b)........... 2.881           12/18/32               781,423
   579     Federal National Mortgage Association....................... 5.500           11/25/43               581,108
   765     Federal National Mortgage Association (REMIC) (c)........... 6.000     08/25/32 to 07/25/33         117,561
   750     Federal National Mortgage Association....................... 6.022           11/25/10               778,922
 1,195     Federal National Mortgage Association (REMIC) (c)........... 6.500           05/25/33               260,391
   167     Federal National Mortgage Association (STRIPS) (c).......... 6.500           06/01/31                45,403
    44     Federal National Mortgage Association (STRIPS) (c).......... 7.000           04/01/32                 4,542
   218     Federal National Mortgage Association (REMIC) (c)........... 7.000           04/25/33                43,557
    50     Federal National Mortgage Association (STRIPS) (c).......... 8.000           05/01/30                 5,468
   161     Government National Mortgage Association (c) (e)............ 4.929           05/16/32                14,791
   350     Government National Mortgage Association (c) (e)............ 5.529     04/16/29 to 05/16/32          33,041
   206     Government National Mortgage Association (c) (e)............ 5.929           06/16/27                 3,394
 1,341     Greenpoint Mortgage Funding Trust (c)....................... 4.014           10/25/45                38,780
 2,062     Greenpoint Mortgage Funding Trust (c)....................... 4.070           08/25/45                66,690
 4,110     Greenpoint Mortgage Funding Trust (c)....................... 4.225           06/25/45               132,296
     3     Harborview Mortgage Loan Trust (f)..........................   *       03/19/37 to 07/19/47             402
   190     Harborview Mortgage Loan Trust (b).......................... 2.572           01/19/38               173,274
   903     Harborview Mortgage Loan Trust (b).......................... 2.662           04/19/38               486,249
   961     Harborview Mortgage Loan Trust (b).......................... 2.763           11/19/36               562,610
   963     Harborview Mortgage Loan Trust (b).......................... 2.932           06/20/35               606,885
 3,021     Harborview Mortgage Loan Trust (c) (d)...................... 3.058           06/19/35                66,553
 3,378     Harborview Mortgage Loan Trust (c) (d)...................... 3.089           03/19/37               108,213
 2,481     Harborview Mortgage Loan Trust (c) (d)...................... 3.298           05/19/35                50,776
 3,934     Harborview Mortgage Loan Trust (c) (d)...................... 3.573           01/19/36               110,026
 1,655     Harborview Mortgage Loan Trust (c) (d)...................... 3.623           01/19/36                52,494
 6,017     Harborview Mortgage Loan Trust (c) (d)...................... 3.754           07/19/47               185,207
 1,241     Harborview Mortgage Loan Trust (b).......................... 5.794           01/19/36               976,320
   830     Indymac Index Mortgage Loan Trust (b)....................... 2.733           06/25/47               461,831
   657     Indymac Index Mortgage Loan Trust (b)....................... 2.862           10/25/36               422,996
 2,406     Indymac Index Mortgage Loan Trust (c) (d)................... 3.334           07/25/35                52,254
   830     Luminent Mortgage Trust (b)................................. 2.723           10/25/46               474,287
   884     Residential Accredit Loans, Inc. (b)........................ 2.713           06/25/46               478,960
 1,028     Residential Accredit Loans, Inc. (b)........................ 2.753           02/25/46               559,250
   533     Residential Accredit Loans, Inc. (b)........................ 2.783           05/25/47               197,884
   270     Structured Asset Mortgage Investments, Inc. (b)............. 2.672           02/25/36               200,242
   366     Structured Asset Mortgage Investments, Inc. (b)............. 2.713           07/25/36               198,265
 1,649     Washington Mutual, Inc. (b)................................. 2.713           07/25/47               940,010
   421     Washington Mutual, Inc. (b)................................. 2.822           11/25/45               271,514

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                                  COUPON          MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------------
           COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$  340     Washington Mutual, Inc. (b)................................. 2.842%          07/25/45          $    219,145
 6,010     Washington Mutual, Inc. (c)................................. 2.888           01/25/45                78,877
 1,981     Washington Mutual, Inc. (c)................................. 3.014           07/25/44                32,806
 1,105     Washington Mutual, Inc. (c)................................. 3.071           06/25/44                19,332
 2,780     Washington Mutual, Inc. (c)................................. 3.090           10/25/44                45,173
 1,143     Washington Mutual, Inc. (b)................................. 4.468     04/25/46 to 05/25/46         785,411
                                                                                                          ------------

           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS  22.8%...........................................      58,686,429
                                                                                                          ------------

           ADJUSTABLE RATE MORTGAGE BACKED SECURITIES  7.4%
   118     Federal Home Loan Mortgage Corp. ........................... 5.395           07/01/34               119,239
   255     Federal Home Loan Mortgage Corp. ........................... 6.006           08/01/34               260,603
   562     Federal National Mortgage Association....................... 4.572           02/01/34               571,929
    95     Federal National Mortgage Association....................... 5.142           07/01/34                94,454
   990     Federal National Mortgage Association....................... 5.783           03/01/36             1,011,405
 1,805     Federal National Mortgage Association....................... 5.819           12/01/35             1,844,955
 1,822     Federal National Mortgage Association....................... 5.832           10/01/35             1,862,611
 1,541     Federal National Mortgage Association....................... 5.833           11/01/35             1,575,252
   386     Federal National Mortgage Association....................... 5.853           07/01/35               394,473
   949     Federal National Mortgage Association....................... 5.872           03/01/36               970,045
    85     Federal National Mortgage Association....................... 6.105           10/01/34                85,914
   825     Federal National Mortgage Association....................... 6.143           03/01/36               837,652
   779     Federal National Mortgage Association....................... 6.173           05/01/36               789,962
   128     Federal National Mortgage Association....................... 6.183           10/01/34               129,270
   885     Federal National Mortgage Association....................... 6.193           07/01/36               896,944
    77     Federal National Mortgage Association....................... 6.221           09/01/34                78,357
 1,006     Federal National Mortgage Association....................... 6.232           05/01/36             1,021,182
   990     Federal National Mortgage Association....................... 6.247           05/01/36             1,004,725
 2,151     Federal National Mortgage Association....................... 6.248           04/01/36             2,203,980
 1,367     Federal National Mortgage Association....................... 6.257           05/01/36             1,402,168
 1,363     Federal National Mortgage Association....................... 6.302           04/01/36             1,388,151
   537     Federal National Mortgage Association....................... 6.591           03/01/36               550,760
                                                                                                          ------------

           TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES...........................................      19,094,031
                                                                                                          ------------

           UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  3.8%
 4,400     Federal Home Loan Bank...................................... 3.000           04/15/09             4,406,199
   350     Federal National Mortgage Association....................... 7.125           06/15/10               376,014
 1,985     Financing Corp. ............................................ 9.650           11/02/18             2,759,557
   700     Financing Corp. ............................................ 9.800           04/06/18               973,426
   960     Tennessee Valley Authority.................................. 7.125           05/01/30             1,198,228
                                                                                                          ------------

           TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS..........................................       9,713,424
                                                                                                          ------------

           ASSET BACKED SECURITIES  0.2%
   533     Federal National Mortgage Association (b)................... 3.365           05/28/35               450,490
    49     Federal National Mortgage Association (b)................... 3.376           05/28/35                47,510
                                                                                                          ------------

           TOTAL ASSET BACKED SECURITIES..............................................................         498,000
                                                                                                          ------------

TOTAL LONG-TERM INVESTMENTS  102.7%
  (Cost $270,038,679).................................................................................     264,586,631
                                                                                                          ------------

DESCRIPTION                   CONTRACTS    EXPIRATION DATE    EXERCISE PRICE    MARKET VALUE
--------------------------------------------------------------------------------------------
PURCHASED OPTION  0.2%
90-day EuroDollar Futures
  Call, September 2009
  (Cost $436,036).........       504          09/14/09            96.750        $    463,050
                                                                                ------------

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

DESCRIPTION                                                                     MARKET VALUE
--------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  19.6%

REPURCHASE AGREEMENTS  19.1%
Banc of America Securities ($14,946,988 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 2.50%,
  dated 06/30/08, to be sold on 07/01/08 at $14,948,026)....................    $ 14,946,988
Citigroup Global Markets, Inc. ($14,946,988 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 2.50%,
  dated 06/30/08, to be sold on 07/01/08 at $14,948,026)....................      14,946,988
JPMorgan Chase & Co. ($4,484,096 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.60%, dated
  06/30/08, to be sold on 07/01/08 at $4,484,420)...........................       4,484,096
State Street Bank & Trust Co. ($14,770,928 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 1.85%,
  dated 06/30/08, to be sold on 07/01/08 at $14,771,687)....................      14,770,928
                                                                                ------------

TOTAL REPURCHASE AGREEMENTS.................................................      49,149,000
                                                                                ------------

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  0.5%
United States Treasury Bill ($1,460,000 par, yielding 2.105%, 10/09/08
  maturity) (g).............................................................       1,453,228
                                                                                ------------

TOTAL SHORT-TERM INVESTMENTS  19.6%
  (Cost $50,602,228)........................................................      50,602,228
                                                                                ------------

TOTAL INVESTMENTS  122.5%
  (Cost $321,076,943).......................................................     315,651,909

FOREIGN CURRENCY  0.0%
  (Cost $1).................................................................               1

LIABILITIES IN EXCESS OF OTHER ASSETS  (22.4%)..............................     (57,681,598)

WRITTEN OPTIONS  (0.1%).....................................................        (280,350)
                                                                                ------------

NET ASSETS  100.0%..........................................................    $257,689,962
                                                                                ============

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) Security purchased on a forward commitment basis.

(b) Floating Rate Coupon

(c) IO - Interest Only

(d) Variable Rate Coupon

(e) Inverse Floating Rate

(f) PO - Principal Only

(g) All or a portion of this security has been physically segregated in connection with open futures contracts and swap contracts.

REMIC--Real Estate Mortgage Investment Conduits

STRIPS--Separately Traded Registered Interest and Principal Securities

TBA--To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

SWAP AGREEMENTS OUTSTANDING AS OF JUNE 30, 2008:
INTEREST RATE SWAPS

                                                                PAY/
                                                              RECEIVE                                     NOTIONAL
                                                              FLOATING       FIXED       EXPIRATION        AMOUNT
COUNTERPARTY                        FLOATING RATE INDEX         RATE         RATE           DATE           (000)         VALUE
Bank of America N.A. ...........    USD-LIBOR BBA             Pay            4.148%       06/09/13        $18,170     $   (70,523)
Bank of America, N.A. ..........    USD-LIBOR BBA             Pay            4.983        04/15/18          2,490         (18,501)
Bank of America, N.A. ..........    USD-LIBOR BBA             Pay            5.070        04/14/18          4,995         (21,578)
Bank of America, N.A. ..........    USD-LIBOR BBA             Pay            5.370        02/12/18          7,107          49,536
Bank of America, N.A. ..........    USD-LIBOR BBA             Receive        5.380        04/15/23          2,800            (952)
Bank of America, N.A. ..........    USD-LIBOR BBA             Receive        5.470        04/14/23          6,395         (17,970)
Bank of America N.A. ...........    USD-LIBOR BBA             Pay            5.593        02/19/18          9,795         145,847
Bank of America N.A. ...........    USD-LIBOR BBA             Receive        5.815        02/12/23          9,128        (113,826)
Bank of America N.A. ...........    USD-LIBOR BBA             Receive        6.030        02/19/23         12,645        (232,542)
Citibank, N.A., New York........    USD-LIBOR BBA             Pay            3.861        05/09/13            600          (9,275)
Citibank, N.A., New York........    USD-LIBOR BBA             Pay            5.228        09/27/17          9,200         531,002
Citibank, N.A., New York........    USD-LIBOR BBA             Pay            5.338        05/24/17          7,500         416,333
Deutsche Bank AG Frankfurt......    EUR-EURIBOR Reuters       Receive        4.934        07/01/18         13,480         (11,461)
Deutsche Bank AG Frankfurt......    EUR-EURIBOR Reuters       Pay            5.268        07/03/23         16,890         (40,952)
Deutsche Bank AG New York.......    USD-LIBOR BBA             Pay            2.075        06/17/09         84,040        (162,896)
Deutsche Bank AG New York.......    USD-LIBOR BBA             Receive        2.410        06/17/09         84,040         196,043
Goldman Sachs Capital Markets,
  L.P. .........................    USD-LIBOR BBA             Pay            5.341        05/24/17          7,500         418,006
Goldman Sachs International.....    USD-LIBOR BBA             Pay            5.565        02/27/18         10,000         138,200
Goldman Sachs International.....    USD-LIBOR BBA             Pay            5.630        02/28/18         19,705         318,039
Goldman Sachs International.....    USD-LIBOR BBA             Receive        5.960        02/27/23         12,830        (210,797)
Goldman Sachs International.....    USD-LIBOR BBA             Receive        6.035        02/28/23         25,285        (467,773)
JP Morgan Chase Bank, N.A. .....    USD-LIBOR BBA             Pay            3.887        02/21/13         13,000         (41,122)
JP Morgan Chase Bank, N.A. .....    USD-LIBOR BBA             Pay            4.070        05/16/13         18,135        (114,941)
JP Morgan Chase Bank, N.A. .....    USD-LIBOR BBA             Receive        4.408        05/01/18         19,160         355,823
JP Morgan Chase Bank, N.A. .....    USD-LIBOR BBA             Pay            4.427        06/12/13          4,000          33,589
JP Morgan Chase Bank, N.A. .....    USD-LIBOR BBA             Pay            4.663        02/21/18          8,000         110,150
JP Morgan Chase Bank, N.A. .....    USD-LIBOR BBA             Pay            5.168        10/09/17          5,200         236,203
JP Morgan Chase Bank, N.A. .....    USD-LIBOR BBA             Pay            5.359        05/23/17          3,000         171,415
Merrill Lynch Capital
  Services......................    USD-LIBOR BBA             Pay            5.000        04/15/18          3,320         (22,609)
Merrill Lynch Capital
  Services......................    USD-LIBOR BBA             Receive        5.395        04/16/23          3,950          (2,963)
                                                                                                                      -----------
TOTAL INTEREST RATE SWAPS.........................................................................................    $ 1,559,505
                                                                                                                      -----------
SWAP COLLATERAL RECEIVED FROM
  COUNTERPARTY
Citibank, N.A., New York..........................................................................................       (630,000)
Goldman Sachs International.......................................................................................       (250,000)
JP Morgan Chase Bank, N.A.........................................................................................       (680,000)
                                                                                                                      -----------
TOTAL SWAP COLLATERAL RECEIVED....................................................................................    $(1,560,000)
                                                                                                                      -----------
TOTAL SWAP AGREEMENTS.............................................................................................    $      (495)
                                                                                                                      ===========

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2008:

                                                                              UNREALIZED
                                                                             APPRECIATION/
                                                                CONTRACTS    DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Notes 2-Year Futures, September 2008 (Current
  Notional Value of $211,203 per contract)..................        34         $  7,416
U.S. Treasury Bond Futures, September 2008 (Current Notional
  Value of $115,594 per contract)...........................        91          174,559
SHORT CONTRACTS:
EuroDollar Futures, March 2009 (Current Notional Value of
  $241,700 per contract)....................................        10          (26,402)
EuroDollar Futures, December 2008 (Current Notional Value of
  $242,050 per contract)....................................        12          (33,882)
EuroDollar Futures, March 2010 (Current Notional Value of
  $239,363 per contract)....................................         3           (3,721)
EuroDollar Futures, December 2009 (Current Notional Value of
  $239,838 per contract)....................................         5           (7,717)
EuroDollar Futures, September 2008 (Current Notional Value
  of $242,675 per contract).................................        13          (44,721)
EuroDollar Futures, September 2009 (Current Notional Value
  of $240,538 per contract).................................         9              715
EuroDollar Futures, June 2009 (Current Notional Value of
  $241,175 per contract)....................................         9          (21,504)
EuroDollar Futures, June 2010 (Current Notional Value of
  $238,938 per contract)....................................         1             (990)
U.S. Treasury Notes 10-Year Futures, September 2008 (Current
  Notional Value of $113,922 per contract)..................       350          (39,046)
U.S. Treasury Notes 5-Year Futures, September 2008 (Current
  Notional Value of $110,555 per contract)..................       388           66,070
                                                                ---------    -------------
                                                                   925         $ 70,777
                                                                =========    =============

WRITTEN OPTIONS OUTSTANDING AS OF JUNE 30, 2008:

                                                           EXERCISE       EXPIRATION       NUMBER OF
NAME OF ISSUER                                              PRICE            DATE          CONTRACTS        PREMIUM       VALUE
90-day EuroDollar Futures Call, September 2009.........    $97.250         09/14/09           504          $(250,665)   $(280,350)
                                                                                           =========       =========    =========

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

ASSETS:
Total Investments (including repurchase agreements of
  $49,149,000) (Cost $321,076,943)..........................    $315,651,909
Foreign Currency (Cost $1)..................................               1
Cash........................................................             470
Receivables:
  Investments Sold..........................................      47,951,218
  Interest..................................................       1,672,914
  Portfolio Shares Sold.....................................         523,712
  Principal Paydowns........................................             744
Swap Contracts..............................................         379,177
Other.......................................................         124,405
                                                                ------------
    Total Assets............................................     366,304,550
                                                                ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     107,251,980
  Options Written, at value (premiums received of
    $250,665)...............................................         280,350
  Portfolio Shares Repurchased..............................         200,730
  Investment Advisory Fee...................................         105,715
  Variation Margin on Futures...............................          80,663
  Distributor and Affiliates................................          47,500
Accrued Expenses............................................          58,604
Trustees' Deferred Compensation and Retirement Plans........         209,374
Swap Contracts..............................................         379,672
                                                                ------------
    Total Liabilities.......................................     108,614,588
                                                                ------------
NET ASSETS..................................................    $257,689,962
                                                                ============
NET ASSETS CONSIST OF:......................................
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................    $267,295,857
Accumulated Undistributed Net Investment Income.............       3,998,170
Net Unrealized Depreciation.................................      (3,824,437)
Accumulated Net Realized Loss...............................      (9,779,628)
                                                                ------------
NET ASSETS..................................................    $257,689,962
                                                                ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares (Based on net assets of $52,495,129 and
  5,850,857 shares of beneficial interest issued and
  outstanding)..............................................    $       8.97
                                                                ============
  Class II Shares (Based on net assets of $205,194,833 and
  22,880,383 shares of beneficial interest issued and
  outstanding)..............................................    $       8.97
                                                                ============

See Notes to Financial Statements                                             13

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Interest....................................................    $  6,703,016
                                                                ------------
EXPENSES:
Investment Advisory Fee.....................................         685,075
Distribution (12b-1) and Service Fees.......................         274,328
Accounting and Administrative Expenses......................          35,052
Reports to Shareholders.....................................          25,701
Custody.....................................................          25,680
Trustees' Fees and Related Expenses.........................          14,690
Professional Fees...........................................          13,614
Transfer Agent Fees.........................................           9,402
Other.......................................................           8,892
                                                                ------------
    Total Expenses..........................................       1,092,434
    Less Credits Earned on Cash Balances....................           1,421
                                                                ------------
    Net Expenses............................................       1,091,013
                                                                ------------
NET INVESTMENT INCOME.......................................    $  5,612,003
                                                                ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................    $ (1,418,587)
  Futures...................................................        (909,172)
  Forward Foreign Currency Contracts........................             348
  Foreign Currency Transactions.............................              66
  Swap Contracts............................................       2,791,913
                                                                ------------
Net Realized Gain...........................................         464,568
                                                                ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................       6,742,941
                                                                ------------
  End of the Period:
    Investments.............................................      (5,425,034)
    Swap Contracts..........................................       1,559,505
    Futures.................................................          70,777
    Options.................................................         (29,685)
                                                                ------------
                                                                  (3,824,437)
                                                                ------------
Net Unrealized Depreciation During the Period...............     (10,567,378)
                                                                ------------
NET REALIZED AND UNREALIZED LOSS............................    $(10,102,810)
                                                                ============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................    $ (4,490,807)
                                                                ============

 14                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                                    FOR THE              FOR THE
                                                                SIX MONTHS ENDED       YEAR ENDED
                                                                 JUNE 30, 2008      DECEMBER 31, 2007
                                                                -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................      $  5,612,003        $ 10,890,683
Net Realized Gain/Loss......................................           464,568            (991,730)
Net Unrealized Appreciation/Depreciation During the
  Period....................................................       (10,567,378)          6,503,247
                                                                  ------------        ------------
Change in Net Assets from Operations........................        (4,490,807)         16,402,200
                                                                  ------------        ------------

Distributions from Net Investment Income:
  Class I Shares............................................        (2,398,125)         (2,611,331)
  Class II Shares...........................................        (9,852,097)         (7,055,865)
                                                                  ------------        ------------
Total Distributions.........................................       (12,250,222)         (9,667,196)
                                                                  ------------        ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........       (16,741,029)          6,735,004
                                                                  ------------        ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................        56,249,169         109,519,538
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................        12,250,222           9,667,196
Cost of Shares Repurchased..................................       (72,450,404)        (52,256,604)
                                                                  ------------        ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........        (3,951,013)         66,930,130
                                                                  ------------        ------------
TOTAL INCREASE/DECREASE IN NET ASSETS.......................       (20,692,042)         73,665,134
NET ASSETS:
Beginning of the Period.....................................       278,382,004         204,716,870
                                                                  ------------        ------------
End of the Period (Including accumulated undistributed net
  investment income of $3,998,170 and $10,636,389,
  respectively).............................................      $257,689,962        $278,382,004
                                                                  ============        ============

See Notes to Financial Statements                                             15

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                      SIX MONTHS                         YEAR ENDED DECEMBER 31,
CLASS I SHARES                                           ENDED           --------------------------------------------------------
                                                     JUNE 30, 2008       2007         2006         2005        2004         2003
                                                     ----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.........       $ 9.52           $9.30       $ 9.42       $ 9.48       $9.55       $ 9.82
                                                        ------           -----       ------       ------       -----       ------
  Net Investment Income (a)......................         0.20            0.45         0.44         0.35        0.31         0.28
  Net Realized and Unrealized Gain/Loss..........        (0.34)           0.21        (0.14)       (0.03)       0.08        (0.11)
                                                        ------           -----       ------       ------       -----       ------
Total from Investment Operations.................        (0.14)           0.66         0.30         0.32        0.39         0.17
Less Distributions from Net Investment Income....         0.41            0.44         0.42         0.38        0.46         0.44
                                                        ------           -----       ------       ------       -----       ------
NET ASSET VALUE, END OF THE PERIOD...............       $ 8.97           $9.52       $ 9.30       $ 9.42       $9.48       $ 9.55
                                                        ======           =====       ======       ======       =====       ======

Total Return*....................................       -1.59%**         7.33%        3.34%        3.54%       4.17%        1.75%
Net Assets at End of the Period (In millions)....       $ 52.5           $55.0       $ 57.5       $ 63.1       $71.2       $ 75.1
Ratio of Expenses to Average Net Assets*.........        0.60%           0.60%        0.60%        0.60%       0.60%        0.60%
Ratio of Net Investment Income to Average Net
  Assets*........................................        4.30%           4.91%        4.84%        3.78%       3.26%        2.96%
Portfolio Turnover...............................         171%**          324%         242%         261%        409%         511%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets.......          N/A           0.62%        0.65%        0.64%       0.65%        0.63%
   Ratio of Net Investment Income to Average Net
     Assets......................................          N/A           4.90%        4.79%        3.75%       3.21%        2.93%

(a) Based on average shares outstanding.

**  Non-Annualized

N/A=Not Applicable

 16                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                     SIX MONTHS                          YEAR ENDED DECEMBER 31,
CLASS II SHARES                                         ENDED           ---------------------------------------------------------
                                                    JUNE 30, 2008        2007         2006         2005        2004         2003
                                                    -----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD........       $ 9.51           $ 9.30       $ 9.42       $ 9.48       $9.55       $ 9.82
                                                       ------           ------       ------       ------       -----       ------
  Net Investment Income (a).....................         0.19             0.43         0.42         0.33        0.28         0.25
  Net Realized and Unrealized Gain/Loss.........        (0.34)            0.20        (0.14)       (0.03)       0.09        (0.11)
                                                       ------           ------       ------       ------       -----       ------
Total from Investment Operations................        (0.15)            0.63         0.28         0.30        0.37         0.14
Less Distributions from Net Investment Income...         0.39             0.42         0.40         0.36        0.44         0.41
                                                       ------           ------       ------       ------       -----       ------
NET ASSET VALUE, END OF THE PERIOD..............       $ 8.97           $ 9.51       $ 9.30       $ 9.42       $9.48       $ 9.55
                                                       ======           ======       ======       ======       =====       ======

Total Return* (b)...............................       -1.67%**          7.02%        3.11%        3.28%       3.90%        1.49%
Net Assets at End of the Period (In millions)...       $205.2           $223.4       $147.2       $108.4       $83.5       $ 70.6
Ratio of Expenses to Average Net Assets*........        0.85%            0.85%        0.85%        0.85%       0.85%        0.85%
Ratio of Net Investment Income to Average Net
  Assets*.......................................        4.05%            4.63%        4.62%        3.52%       3.03%        2.65%
Portfolio Turnover..............................         171%**           324%         242%         261%        409%         511%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets......          N/A            0.87%        0.90%        0.89%       0.90%        0.88%
   Ratio of Net Investment Income to Average Net
     Assets.....................................          N/A            4.62%        4.57%        3.49%       2.98%        2.61%

(a) Based on average shares outstanding.

(b) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

**  Non-Annualized

N/A=Not Applicable

See Notes to Financial Statements                                             17

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Government Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Portfolio's investment objective is to seek to provide investors with high current return consistent with preservation of capital. The Portfolio commenced investment operations on April 7, 1986. The Portfolio offers Class I Shares and Class II Shares. Each class of shares differs by the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are stated at value using market quotations or indications of value obtained from an independent pricing service. If such valuations are not readily available, then estimates are obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Options are valued at the last sale price. Swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

    The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio's investments. The inputs are summarized in the three broad levels listed below.

    - Level 1--quoted prices in active markets for identical investments

    - Level 2--other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

    - Level 3--significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

    The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments carried at value:

                                                              INVESTMENTS IN                   OTHER FINANCIAL
VALUATION INPUTS                                                SECURITIES      LIABILITIES     INSTRUMENTS*
Level 1--Quoted Prices......................................   $    463,050      $(280,350)      $   70,777
Level 2--Other Significant Observable Inputs................    315,188,859            -0-        1,559,505
Level 3--Significant Unobservable Inputs....................            -0-            -0-              -0-
                                                               ------------      ---------       ----------
  Total.....................................................   $315,651,909      $(280,350)      $1,630,282
                                                               ============      =========       ==========

*   Other financial instruments include futures, forwards and swap contracts.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may purchase and sell securities on a "when-issued", "delayed delivery" or "forward commitment" basis, with settlement to occur at a later date. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Portfolio will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued, delayed delivery or forward purchase commitments until payment is made. At June 30, 2008, the Portfolio had $107,251,980 of when-issued, delayed delivery or forward purchase commitments.

    The Portfolio may invest in repurchase agreements which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Portfolio adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on June 30, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended December 31, 2007, remains subject to examination by taxing authorities.

    The Portfolio intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2007, the Portfolio had an accumulated capital loss carryforward for tax purposes of $7,753,319 which will expire according to the following schedule:

AMOUNT                                                        EXPIRATION
$  671,393 .............................................   December 31, 2008
 2,429,205 .............................................   December 31, 2011
   847,343 .............................................   December 31, 2012
 1,585,472 .............................................   December 31, 2013
 1,887,461 .............................................   December 31, 2014
   332,445 .............................................   December 31, 2015

    At June 30, 2008, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $322,582,344
                                                                ============
Gross tax unrealized appreciation...........................    $  5,975,231
Gross tax unrealized depreciation...........................     (12,905,666)
                                                                ------------
Net tax unrealized depreciation on investments..............    $  6,930,435
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, including a portion of premiums received from written options, and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended December 31, 2007 was as follows:

                                                                   2007
Distribution paid from ordinary income......................    $9,667,196
                                                                ==========

    As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $12,248,581

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. CREDITS EARNED ON CASH BALANCES During the six months ended June 30, 2008, the Portfolio's custody fee was reduced by $1,421 as a result of credits earned on cash balances.

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Portfolio and two other portfolios of the Trust (the "Combined Portfolios"), the Portfolio pays the Adviser a monthly fee based upon its share of a fee computed based upon an annual rate applied to the combined average daily net assets of the Combined Portfolios as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .50%
Next $500 million...........................................       .45%
Over $1 billion.............................................       .40%

    The effective management fee based on the average daily net assets of the Combined Portfolios for the six months ended June 30, 2008 was .50%.

    Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. The Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of 0.60% and 0.85% for Class I and II Shares, respectively. For the six months ended June 30, 2008, the Adviser did not reimburse any of its advisory fees or other expenses. This reimbursement is voluntary and can be discontinued at the Adviser's discretion.

    For the six months ended June 30, 2008, the Portfolio recognized expenses of approximately $2,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each portfolio. For the six months ended June 30, 2008, the Portfolio recognized expenses of approximately $12,900 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the six months ended June 30, 2008, the Portfolio recognized expenses of approximately $7,500 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen. The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $111,921 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2008. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended June 30, 2008 and the year ended December 31, 2007, transactions were as follows:

                                                                       FOR THE                       FOR THE
                                                                     PERIOD ENDED                   YEAR ENDED
                                                                    JUNE 30, 2008               DECEMBER 31, 2007
                                                              --------------------------    --------------------------
                                                                SHARES         VALUE          SHARES         VALUE
Sales:
  Class I...................................................     288,331    $  2,758,610       234,159    $  2,142,589
  Class II..................................................   5,667,790      53,490,559    11,652,293     107,376,949
                                                              ----------    ------------    ----------    ------------
Total Sales.................................................   5,956,121    $ 56,249,169    11,886,452    $109,519,538
                                                              ==========    ============    ==========    ============
Dividend Reinvestment:
  Class I...................................................     261,518    $  2,398,125       289,505    $  2,611,331
  Class II..................................................   1,074,384       9,852,097       782,247       7,055,865
                                                              ----------    ------------    ----------    ------------
Total Dividend Reinvestment.................................   1,335,902    $ 12,250,222     1,071,752    $  9,667,196
                                                              ==========    ============    ==========    ============
Repurchases:
  Class I...................................................    (480,765)   $ (4,442,888)     (922,443)   $ (8,518,976)
  Class II..................................................  (7,354,548)    (68,007,516)   (4,772,725)    (43,737,628)
                                                              ----------    ------------    ----------    ------------
Total Repurchases...........................................  (7,835,313)   $(72,450,404)   (5,695,168)   $(52,256,604)
                                                              ==========    ============    ==========    ============

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities, were $1,805,167 and $5,127,487, respectively. The cost of purchases and proceeds from sales of long-term U.S. Government securities, including paydowns on mortgage-backed securities, for the period were $475,864,977 and $478,270,065, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate, or index.

    The Portfolio may use derivative instruments for a variety of reasons, such as to attempt to protect the Portfolio against possible changes in the market value of its portfolio, to manage the portfolio's effective yield, maturity and duration, or to generate potential gain. All of the Portfolio's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when exercising an option contract or taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the option or futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Portfolio.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Portfolio generally invests in exchange traded futures contracts on U.S. Treasury Bonds or Notes for duration and risk management purposes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Portfolio maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended June 30, 2008, were as follows:

                                                                CONTRACTS
Outstanding at December 31, 2007............................      1,119
Futures Opened..............................................      2,912
Futures Closed..............................................     (3,106)
                                                                 ------
Outstanding at June 30, 2008................................        925
                                                                 ======

B. OPTION CONTRACTS An option contract gives the buyer the right, but not the obligation to buy (call) or sell (put) an underlying item at a fixed exercise (strike) price during a specified period. The Portfolio may purchase put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Portfolio's exposure to the underlying (or similar) instrument. The risk associated with purchasing put and call options is limited to the premium paid. Purchased options

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

are reported as part of "Total Investments" on the Statement of Assets and Liabilities. Premiums paid for purchasing options which expire are treated as realized losses.

    The Portfolio may write covered call and put options. Writing put options tends to increase the Portfolio's exposure to the underlying instrument. Writing call options tends to decrease the Portfolio's exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying stock indices, futures, securities or currency transactions to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, security or currency may be sold
(call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

    Transactions in written call options for the six months ended June 30, 2008, were as follows:

                                                              NUMBER OF CONTRACTS    PREMIUM RECEIVED
Options outstanding at December 31, 2007....................          -0-                $    -0-
Options written.............................................          504                 250,665
Options terminated in closing purchase transactions.........          -0-                     -0-
Options exercised...........................................          -0-                     -0-
Options expired.............................................          -0-                     -0-
                                                                     ----                --------
Options outstanding at June 30, 2008........................          504                $250,665
                                                                     ====                ========

C. INVERSE FLOATING RATE INSTRUMENTS An inverse floating rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Portfolio to enhance the yield of the portfolio. The investments are identified on the Portfolio of Investments.

D. INTEREST RATE SWAPS The Portfolio may enter into interest rate swaps primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Portfolio will usually enter into swaps on a net basis, i.e, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio accrues the net amount with respect to each swap on a daily basis. This net amount is recorded within unrealized appreciation/depreciation on swap contracts. Upon cash settlement of the periodic payments, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. If there is a default by the counterparty, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction. In addition, all counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Portfolio with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Portfolio has an unrealized loss on a swap contract, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is disclosed in the table following the Portfolio of Investments. Cash collateral has been offset against open swap contracts under the provisions of FIN 39: Offsetting of Amounts Related to Certain Contracts an interpretation of APB Opinion No. 10 and FASB Statement No. 105 and are included within "Swap Contracts" on the Statement of Assets and Liabilities. For cash collateral received, the Portfolio pays a monthly fee to the counterparty based on the effective rate for Federal Funds. This fee, when paid, is included with realized loss on swap contracts on the Statement of Operations.

6. MORTGAGE BACKED SECURITIES

The Portfolio may invest in various types of Mortgage Backed Securities. A Mortgage Backed Security (MBS) is a pass-through security created by pooling mortgages and selling participations in the principal and interest payments received from borrowers. Most of these securities are guaranteed by federally sponsored agencies -- Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC). A Collateralized Mortgage Obligation (CMO) is a bond which is collateralized by a pool of MBS's.

    These securities derive their value from or represent interests in a pool of mortgages, or mortgage securities. Mortgage securities are subject to prepayment risk -- the risk that, as mortgage interest rates fall, borrowers will refinance and "prepay" principal. A fund holding mortgage securities that are experiencing prepayments will have to reinvest these payments at lower prevailing interest rates. On the other hand, when interest rates rise, borrowers are less likely to refinance resulting in lower prepayments. This can effectively extend the maturity of a fund's mortgage securities resulting in greater price volatility. It can be difficult to measure precisely the remaining life of a mortgage security or the average life of a portfolio of such securities.

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

    To the extent a fund invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Portfolio may be subject to additional risks. Timely payment of interest and principal of non-governmental issuers are supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private insurers can meet their obligations under the policies.

    An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to a Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payment on their mortgages.

7. DISTRIBUTION AND SERVICE PLANS

Shares of the Portfolio are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Portfolio has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended and a service plan (collectively the "Plans") for Class II Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid monthly.

8. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. ACCOUNTING PRONOUNCEMENT

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

JERRY W. MILLER
President and Principal Executive Officer

DENNIS SHEA
Vice President

KEVIN KLINGERT
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
522 Fifth Avenue
New York, New York 10036

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 219286
Kansas City, Missouri 64121-9286

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Life Investment Trust Government Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy




  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated

                                                           (continued on back)

  Van Kampen Life Investment Trust Government Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              522 Fifth Avenue
                                                      New York, New York 10036
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                                LITSANGOV 8/08
  (VAN KAMPEN INVESTMENTS LOGO)                             IU08-04213P-Y06/08

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Money Market Portfolio performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of June 30, 2008.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

       AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION NOR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Portfolio Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008

MARKET CONDITIONS

Credit and liquidity constraints, coupled with growing concerns about an economic recession made for an extremely volatile market throughout the six-month period under review. The Federal Open Market Committee (the "Fed") made considerable efforts to support both the market and the economy, including reducing the federal funds target rate a total of 225 basis points, in addition to other reductions prior to the period, to 2.00 percent. Although the Fed indicated in its statements that it remains concerned about the weakness in the U.S. economy, they are increasingly worried about inflation. In fact, Federal Reserve Bank of Dallas President Richard Fisher said he sees the U.S. economy slowing down in the near term, but not heading into recession, with inflation the greatest risk to the economy. As a result, despite continued economic weakness, the Fed left interest unchanged at the June meeting.

U.S. economic growth, as measured by gross domestic product (GDP), rose just 1.0 percent in the first quarter of 2008, up slightly from 0.6 percent in the previous quarter, but well below the 4.9 percent rate in the third quarter of 2007. Jobs growth, as measured by non-farm payrolls, contracted in the final quarter of the period, and has declined each month since January. Consumer confidence has also fallen monthly during the same period to 50.4, its lowest level in more than 16 years. However, the Institute of Supply Management manufacturing index rose unexpectedly to 50.2, a level indicating economic growth, the first reading above 50 since January of this year.

PERFORMANCE ANALYSIS

For the seven-day period ended June 30, 2008, the Portfolio's Class I shares provided an annualized yield of 2.07 percent and a current yield of 2.12 percent, while its 30-day average annualized yield for June was 2.08 percent. For the six-month period ended June 30, 2008, the Portfolio's Class I shares provided a total return of 1.40 percent.

For the seven-day period ended June 30, 2008, the Portfolio's Class II shares provided an annualized yield of 1.82 percent and a current yield of 1.87 percent, while its 30-day average annualized yield for June was 1.83 percent. For the six-month period ended June 30, 2008, the Portfolio's Class II shares provided a total return of 1.28 percent.

As of the end of the period, the Portfolio had net assets of $60 million and an average portfolio maturity of 46 days.

Throughout the reporting period, the Portfolio continued to seek high liquidity and preservation of capital while generating a yield reflecting prevailing money market conditions. To do this, the management team continued its long-standing policy of purchasing only high quality, liquid, money market securities. Reflecting this conservative approach, the Portfolio did not contain any derivative securities during the reporting period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008

------------------------------
      CLASS I   CLASS II
       1.40%     1.28%
------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than figures shown. For the most recent month- end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns will fluctuate and portfolio shares, when redeemed, may be worth more or less than their original cost.
The performance for the two share classes varies because each has different expenses. The portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance.

The portfolio's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the portfolio's returns would have been lower.

PORTFOLIO COMPOSITION AS OF 6/30/08
Commercial Paper                                    61.5%
Repurchase Agreement                                18.3
Certificates of Deposit                             13.0
United States Government Agency Obligations          3.9
Floating Rate Note                                   3.3

Subject to change daily. Provided for informational purposes only. Portfolio composition is as of a percentage of total investments. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the Portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov. You may obtain information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/08 - 6/30/08.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                BEGINNING         ENDING        EXPENSES PAID
                                                              ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                              ------------------------------------------------
                                                                 1/1/08           6/30/08       1/1/08-6/30/08
Class I
  Actual....................................................    $1,000.00        $1,014.04          $3.36
  Hypothetical..............................................     1,000.00         1,021.53           3.37
  (5% annual return before expenses)
Class II
  Actual....................................................     1,000.00         1,012.79           4.60
  Hypothetical..............................................     1,000.00         1,020.29           4.62
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 0.67% and 0.92% for Class I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the portfolio's investment advisory agreement require that the investment advisory agreement between the portfolio and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

At meetings held on April 15, 2008 and May 8, 2008, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the portfolio and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and portfolio counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the portfolio. The Board of Trustees considered the investment advisory agreement over a period of several months and the trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the portfolio compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the portfolio's shareholders, and the propriety of existing and alternative breakpoints in the portfolio's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the portfolio and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the portfolio. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the portfolio. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the portfolio and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the portfolio. The trustees discuss with the investment adviser the resources available and used in managing the portfolio. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

Performance, Fees and Expenses of the Portfolio. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the portfolio compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the portfolio and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the portfolio. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The portfolio discloses more information about its performance elsewhere in this report and in the portfolio's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this portfolio relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the portfolio's overall expense ratio. The portfolio discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the portfolio support its decision to approve the investment advisory agreement.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the portfolio and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the portfolio and how that relates to the portfolio's expense ratio and particularly the portfolio's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the portfolio's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the portfolio support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the portfolio and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

PAR                                                                                    YIELD ON
AMOUNT                                                                     MATURITY    DATE OF      AMORTIZED
(000)      DESCRIPTION                                                       DATE      PURCHASE       COST
--------------------------------------------------------------------------------------------------------------
           COMMERCIAL PAPER  60.9%
$  500     American Express Credit Corp. ..............................    09/11/08     2.548%     $   497,470
 1,000     American Honda Finance Corp. ...............................    08/27/08     2.340          996,311
 2,500     Bank of America Corp. ......................................    09/23/08     2.632        2,484,833
 1,500     Barclays US Funding LLC.....................................    11/17/08     2.949        1,483,021
 1,000     Barclays US Funding LLC.....................................    08/27/08     3.051          995,242
 1,000     CBA (Delaware) Finance, Inc. ...............................    09/15/08     2.710          994,279
 1,600     CBA (Delaware) Finance, Inc. ...............................    07/09/08     2.729        1,599,036
   500     Citigroup Funding, Inc. ....................................    08/18/08     2.832          498,127
 2,000     Citigroup Funding, Inc. ....................................    08/04/08     3.024        1,994,333
 2,000     FCAR Owner Trust............................................    08/04/08     3.011        1,994,333
 1,500     General Electric Capital Corp. .............................    09/22/08     2.802        1,490,489
   500     General Electric Capital Corp. .............................    08/15/08     2.809          498,269
 1,000     General Electric Capital Corp. .............................    07/15/08     3.593          998,627
 1,600     HSBC USA, Inc. .............................................    07/07/08     2.649        1,599,299
 1,000     HSBC USA, Inc. .............................................    09/15/08     2.680          994,405
 1,000     ING America Insurance Holdings, Inc. .......................    08/28/08     2.616          995,811
 1,500     ING America Insurance Holdings, Inc. .......................    09/10/08     2.768        1,491,865
 1,500     Natexis Banques Populaires..................................    11/03/08     2.944        1,484,896
 1,100     Natexis Banques Populaires..................................    08/04/08     3.002        1,096,925
 2,500     New Center Asset Trust......................................    07/31/08     3.370        2,493,000
 2,000     Santander Central Hispano Finance (Delaware), Inc. .........    08/18/08     2.691        1,992,907
 1,500     Societe Generale NA, Inc. ..................................    07/22/08     3.054        1,497,349
 2,000     SunTrust Bank, Inc. ........................................    07/18/08     2.400        1,997,743
 1,000     Swedbank....................................................    07/29/08     3.076          997,628
 1,000     Toyota Motor Credit Corp. ..................................    09/24/08     2.597          993,908
 1,000     Toyota Motor Credit Corp. ..................................    08/07/08     4.012          995,971
 1,300     UBS Finance (Delaware) LLC..................................    09/12/08     2.753        1,292,843
   400     UBS Finance (Delaware) LLC..................................    07/10/08     4.082          399,600
                                                                                                   -----------

           TOTAL COMMERCIAL PAPER..............................................................     36,848,520
                                                                                                   -----------


           REPURCHASE AGREEMENT  18.1%
           Banc of America Securities ($10,925,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.50%, dated 06/30/08, to be
           sold on 07/01/08 at $10,925,759)....................................................     10,925,000
                                                                                                   -----------


           CERTIFICATES OF DEPOSIT  12.9%
 2,500     Bank of the West............................................    07/29/08     2.850        2,500,000
 2,500     Branch Banking & Trust......................................    11/25/08     2.760        2,500,000
 2,600     Harris, NA..................................................    08/06/08     3.000        2,600,000
   200     Wachovia Bank, NA...........................................    07/11/08     4.200          200,064
                                                                                                   -----------

           TOTAL CERTIFICATES OF DEPOSIT.......................................................      7,800,064
                                                                                                   -----------

           UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  3.8%
 2,000     Federal Home Loan Mortgage Corp. ...........................    09/29/08     2.080        1,989,700
   318     Federal Home Loan Mortgage Corp. ...........................    09/18/08     2.179          316,493
                                                                                                   -----------

           TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS...................................      2,306,193
                                                                                                   -----------

           FLOATING RATE NOTE  3.3%
 2,000     Wachovia Bank, NA...........................................    02/04/09     2.910*       2,000,000
                                                                                                   -----------


TOTAL INVESTMENTS  99.0% (A)...................................................................     59,879,777
OTHER ASSETS IN EXCESS OF LIABILITIES  1.0%....................................................        598,731
                                                                                                   -----------

NET ASSETS  100.0%.............................................................................    $60,478,508
                                                                                                   ===========

Percentages are calculated as a percentage of net assets.

*   Yield in effect as of June 30, 2008.

(a) At June 30, 2008, cost is identical for both book and federal income tax purposes.

 6                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

ASSETS:
Total Investments, at amortized cost which approximates
  market value..............................................    $59,879,777
Cash........................................................        115,838
Receivables:
  Portfolio Shares Sold.....................................        654,056
  Interest..................................................         68,873
Other.......................................................         92,562
                                                                -----------
    Total Assets............................................     60,811,106
                                                                -----------
LIABILITIES:
Payables:
  Portfolio Shares Repurchased..............................        101,383
  Investment Advisory Fee...................................         22,159
  Distributor and Affiliates................................         12,430
Trustees' Deferred Compensation and Retirement Plans........        160,057
Accrued Expenses............................................         36,569
                                                                -----------
    Total Liabilities.......................................        332,598
                                                                -----------
NET ASSETS..................................................    $60,478,508
                                                                ===========
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................    $60,475,438
Accumulated Net Realized Gain...............................          3,070
                                                                -----------
NET ASSETS..................................................    $60,478,508
                                                                ===========
NET ASSETS VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares (Based on net assets of $14,901,728 and
  14,904,274 shares of beneficial interest issued and
  outstanding)..............................................    $      1.00
                                                                ===========
  Class II Shares (Based on net assets of $45,576,780 and
  45,571,164 shares of beneficial interest issued and
  outstanding)..............................................    $      1.00
                                                                ===========

See Notes to Financial Statements                                              7

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Interest....................................................    $1,079,036
                                                                ----------
EXPENSES:
Investment Advisory Fee.....................................       139,051
Distribution (12b-1) and Service Fees.......................        57,946
Accounting and Administrative Expenses......................        13,723
Trustees' Fees and Related Expenses.........................        13,500
Reports to Shareholders.....................................        12,432
Professional Fees...........................................        11,596
Transfer Agent Fees.........................................         8,071
Custody.....................................................         7,240
Other.......................................................         2,706
                                                                ----------
    Total Expenses..........................................       266,265
    Less Credits Earned on Cash Balances....................         1,509
                                                                ----------
    Net Expenses............................................       264,756
                                                                ----------
NET INVESTMENT INCOME.......................................    $  814,280
                                                                ==========
NET REALIZED GAIN...........................................    $    1,338
                                                                ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $  815,618
                                                                ==========

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                                    FOR THE                 FOR THE
                                                                SIX MONTHS ENDED          YEAR ENDED
                                                                 JUNE 30, 2008         DECEMBER 31, 2007
                                                                ----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................      $    814,280           $  2,657,739
Net Realized Gain...........................................             1,338                    -0-
                                                                  ------------           ------------
Change in Net Assets from Operations........................           815,618              2,657,739
                                                                  ------------           ------------

Distributions from Net Investment Income:
  Class I Shares............................................          (217,580)              (684,495)
  Class II Shares...........................................          (592,098)            (1,970,284)
                                                                  ------------           ------------
Total Distributions.........................................          (809,678)            (2,654,779)
                                                                  ------------           ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........             5,940                  2,960
                                                                  ------------           ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................        15,662,265             27,694,252
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................           809,678              2,654,779
Cost of Shares Repurchased..................................       (12,862,421)           (28,456,782)
                                                                  ------------           ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........         3,609,522              1,892,249
                                                                  ------------           ------------
TOTAL INCREASE IN NET ASSETS................................         3,615,462              1,895,209
NET ASSETS:
Beginning of the Period.....................................        56,863,046             54,967,837
                                                                  ------------           ------------
End of the Period (Including accumulated undistributed net
  investment income of $0 and $(4,602), respectively).......      $ 60,478,508           $ 56,863,046
                                                                  ============           ============

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         SIX MONTHS                        YEAR ENDED DECEMBER 31,
CLASS I SHARES                                              ENDED           -----------------------------------------------------
                                                        JUNE 30, 2008       2007        2006        2005        2004        2003
                                                        -------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD............        $1.00           $1.00       $1.00       $1.00       $1.00       $1.00
                                                            -----           -----       -----       -----       -----       -----
  Net Investment Income.............................         0.01(a)         0.05(a)     0.04(a)     0.03        0.01        0.01
Less:
  Distributions from Net Investment Income..........         0.01            0.05        0.04        0.03        0.01        0.01
  Distributions from Net Realized Gain..............           --              --          --          --          --         -0-(b)
                                                            -----           -----       -----       -----       -----       -----
NET ASSET VALUE, END OF THE PERIOD..................        $1.00           $1.00       $1.00       $1.00       $1.00       $1.00
                                                            =====           =====       =====       =====       =====       =====

Total Return*.......................................        1.40%**         4.71%       4.42%       2.68%       0.80%       0.57%
Net Assets at End of the Period (In millions).......        $14.9           $14.9       $14.6       $20.7       $24.6       $30.3
Ratio of Expenses to Average Net Assets*............        0.67%           0.68%       0.70%       0.62%       0.60%       0.60%
Ratio of Net Investment Income to Average Net
  Assets*...........................................        2.83%           4.62%       4.27%       2.62%       0.76%       0.58%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..........          N/A             N/A         N/A       0.65%       0.71%       0.69%
   Ratio of Net Investment Income to Average Net
     Assets.........................................          N/A             N/A         N/A       2.59%       0.65%       0.49%

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Amount is less than $0.01 per share.

N/A=Not Applicable

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         SIX MONTHS                        YEAR ENDED DECEMBER 31,
CLASS II SHARES                                             ENDED           -----------------------------------------------------
                                                        JUNE 30, 2008       2007        2006        2005        2004        2003
                                                        -------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD............        $1.00           $1.00       $1.00       $1.00       $1.00       $1.00
                                                            -----           -----       -----       -----       -----       -----
  Net Investment Income.............................         0.01(a)         0.04(a)     0.04(a)     0.02        0.01         -0-(b)
Less:
  Distributions from Net Investment Income..........         0.01            0.04        0.04        0.02        0.01         -0-(b)
  Distributions from Net Realized Gain..............           --              --          --          --          --         -0-(b)
                                                            -----           -----       -----       -----       -----       -----
NET ASSET VALUE, END OF THE PERIOD..................        $1.00           $1.00       $1.00       $1.00       $1.00       $1.00
                                                            =====           =====       =====       =====       =====       =====

Total Return* (c)...................................        1.28%**         4.45%       4.16%       2.43%       0.55%       0.32%
Net Assets at End of the Period (In millions).......        $45.6           $42.0       $40.3       $61.8       $46.0       $24.4
Ratio of Expenses to Average Net Assets*............        0.92%           0.93%       0.95%       0.87%       0.85%       0.85%
Ratio of Net Investment Income to Average Net
  Assets*...........................................        2.58%           4.37%       4.02%       2.45%       0.61%       0.32%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..........          N/A             N/A         N/A       0.90%       0.96%       0.94%
   Ratio of Net Investment Income to Average Net
     Assets.........................................          N/A             N/A         N/A       2.42%       0.50%       0.23%

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Amount is less than $0.01 per share.

(c) These returns include combined Rule 12b-1 fees and service fees of up to 0.25%.

N/A=Not Applicable

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Money Market Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Portfolio's investment objective is to seek protection of capital and high current income through investments in money market instruments. The Portfolio commenced investment operations on April 7, 1986. The Portfolio offers Class I and Class II Shares. Each class of shares differs by its allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are valued at amortized cost which approximates market value. Under this valuation method, a portfolio instrument is initially recorded at cost, any discount is accreted and any premium is amortized on a straight-line basis to the maturity of the instrument.

    The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio's investments. The inputs are summarized in the three broad levels listed below.

    - Level 1 -- quoted prices in active markets for identical investments

    - Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

    - Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

    The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments carried at value:

                                                                INVESTMENTS IN
VALUATION INPUTS                                                  SECURITIES
Level 1--Quoted Prices......................................     $       -0-
Level 2--Other Significant Observable Inputs................      59,879,777
Level 3--Significant Unobservable Inputs....................             -0-
                                                                 -----------
Total.......................................................     $59,879,777
                                                                 ===========

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements, which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required. The Portfolio adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on June 30, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Portfolio recognizes interest accrued related to

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended December 31, 2007, remains subject to examination by taxing authorities.

    The Portfolio intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the prior fiscal year, the Portfolio utilized capital losses carried forward of $2,870.

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. All dividend and capital gains distributions of the Portfolio are automatically reinvested.

    The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
  Ordinary income...........................................    $2,654,779
  Long-term capital gain....................................           -0-
                                                                ----------
                                                                $2,654,779
                                                                ==========

    As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $147,929
Undistributed long-term capital gain........................       1,732

F. CREDITS EARNED ON CASH BALANCES During the six months ended June 30, 2008, the Portfolio's custody fee was reduced by $1,509 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Portfolio and two other portfolios of the Trust (the "Combined Portfolios"), the Portfolio pays the Adviser a monthly fee based upon the lesser of: (1) its share of a fee computed based upon an annual rate applied to the combined average daily net assets of the Combined Portfolios as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .50%
Next $500 million...........................................       .45%
Over $1 billion.............................................       .40%

    or (2) a monthly fee computed based upon an annual rate applied to the average daily net assets of the Portfolio only as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $250 million..........................................       .450%
Next $500 million...........................................       .375%
Next $500 million...........................................       .325%
Next $250 million...........................................       .300%
Next $250 million...........................................       .275%
Next $500 million...........................................       .250%
Next $500 million...........................................       .225%
Next $12.25 billion.........................................       .200%
Next $2.50 billion..........................................       .199%
Next $7.50 billion..........................................       .198%
Next $5.00 billion..........................................       .197%
Over $30.0 billion..........................................       .196%

    The effective management fee based on the average daily net assets of the Portfolio only for the six months ended June 30, 2008 was .45%.

    Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the excess. For the six months ended June 30, 2008, the Adviser did not waive any of its advisory fees.

    For the six months ended June 30, 2008, the Portfolio recognized expenses of approximately $400 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each portfolio. For the six months ended June 30, 2008, the Portfolio recognized expenses of approximately $8,400 representing Van Kampen Investments Inc.'s or its

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the six months ended June 30, 2008, the Portfolio recognized expenses of approximately $7,500 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $80,117 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2008. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

For the six months ended June 30, 2008 and the year ended December 31, 2007, transactions were as follows:

                                                                           FOR THE                             FOR THE
                                                                       SIX MONTHS ENDED                      YEAR ENDED
                                                                        JUNE 30, 2008                     DECEMBER 31, 2007
                                                                ------------------------------       ---------------------------
                                                                  SHARES             VALUE             SHARES          VALUE
Sales:
  Class I...................................................      3,697,900       $  3,697,900         6,370,866    $  6,370,866
  Class II..................................................     11,964,365         11,964,365        21,323,386      21,323,386
                                                                -----------       ------------       -----------    ------------
Total Sales.................................................     15,662,265       $ 15,662,265        27,694,252    $ 27,694,252
                                                                ===========       ============       ===========    ============
Dividend Reinvestment:
  Class I...................................................        217,580       $    217,580           684,495    $    684,495
  Class II..................................................        592,098            592,098         1,970,284       1,970,284
                                                                -----------       ------------       -----------    ------------
Total Dividend Reinvestment.................................        809,678       $    809,678         2,654,779    $  2,654,779
                                                                ===========       ============       ===========    ============
Repurchases:
  Class I...................................................     (3,888,434)      $ (3,888,434)       (6,811,960)   $ (6,811,960)
  Class II..................................................     (8,973,987)        (8,973,987)      (21,644,822)    (21,644,822)
                                                                -----------       ------------       -----------    ------------
Total Repurchases...........................................    (12,862,421)      $(12,862,421)      (28,456,782)   $(28,456,782)
                                                                ===========       ============       ===========    ============

4. DISTRIBUTION AND SERVICE PLANS

Shares of the Portfolio are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Portfolio has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act and a service plan (collectively, the "Plans") for Class II Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid monthly.

5. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. ACCOUNTING PRONOUNCEMENT

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

JERRY W. MILLER
President and Principal Executive Officer

DENNIS SHEA
Vice President

KEVIN KLINGERT
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
522 Fifth Avenue
New York, New York 10036

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 219286
Kansas City, Missouri 64121-9286

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940.

  Van Kampen Life Investment Trust Money Market Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy




  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated

                                                           (continued on back)

  Van Kampen Life Investment Trust Money Market Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              522 Fifth Avenue
                                                      New York, New York 10036
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                                 LITSANMM 8/08
  (VAN KAMPEN INVESTMENTS LOGO)                             IU08-04173P-Y06/08

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Mid Cap Growth Portfolio, formerly Aggressive Growth Portfolio, performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of June 30, 2008.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary as of 6/30/08

 -------------------------------------------------------------------
 AVERAGE ANNUAL                                   CLASS II
 TOTAL RETURNS                                 since 09/25/00

 Since Inception                                   -5.95%

 5-year                                            10.92

 1-year                                            -4.17

 6-month                                           -8.52
 -------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND PORTFOLIO AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a policyholder would pay on portfolio distributions or the redemption of portfolio shares. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower. Figures shown above assume reinvestment of all distributions and capital gains. Periods of less than one year are not annualized.

The Russell Midcap(R) Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe and includes those Russell Midcap(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The Index does not include any expenses, fees or sales charges, which would lower performance. The Index is unmanaged and should not be considered an investment.

Portfolio Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008

MARKET CONDITIONS

The broad stock market declined for the six-month period ended June 30, 2008, as did the mid-cap growth segment (as represented by the Russell Midcap(R) Growth Index) in which the Portfolio invests. Although stocks briefly rallied from mid-March to mid-May, the market retrenched through June as investors grappled with more bad news on the economy. Soaring oil and food prices and the ongoing credit crisis took a toll on consumer spending and dampened outlooks for corporate earnings. During the period, energy remained the leading sector, with consumer discretionary and financials the hardest hit.

PERFORMANCE ANALYSIS

All share classes of Van Kampen LIT Mid Cap Growth Portfolio (formerly Aggressive Growth Portfolio) underperformed the Russell Midcap(R) Growth Index for the six months ended June 30, 2008, assuming no deduction of applicable sales charges.

The Portfolio's underperformance relative to the Russell Midcap Growth Index was attributable to both stock selection decisions and the resulting sector allocations.

In particular, the combined effects of stock selection and an overweight allocation in the consumer discretionary sector was the largest relative detractor for the six-month period. Within the sector, the key areas of weakness were retail, hotel/motel, restaurants, and communications and media stocks. Selection in the materials and processing sector was also disadvantageous. Here, stock picking within building materials, engineering and contracting services, and real estate companies had a negative impact. Additionally, stock selection and a modest underweight in the financial services sector detracted, due to a holding in a securities brokerage and services stock.

However, the Portfolio benefited from other investments during the period. Stock selection in the health care sector was the largest positive contributor to relative returns for the six-month period. Within the sector, the Portfolio was bolstered by selection in medical systems and an avoidance of weaker areas such as health care management services. Stock selection and an underweight position in the technology sector also supported relative results. A lack of exposure to communications technology and computer technology stocks, as well as our stock selection in miscellaneous technology companies, were the Portfolio's main strengths within the sector. Finally, stock selection and an underweight position in the utilities sector added value, due to a holding in gas distributors and the avoidance of electrical equipment stocks.

At the end of the period, consumer discretionary represented the largest sector weight in the Portfolio, followed by the other energy and financial services sectors. Relative to the Russell Midcap Growth Index, the Portfolio held an overweight in the consumer discretionary sector and underweight positions in the other energy and financial services sectors.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008

--------------------------------------
                     RUSSELL
                    MIDCAP(R)
      CLASS II    GROWTH INDEX
       -8.52%        -6.81%
--------------------------------------

The Portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. See Performance Summary for performance information and index definition.

TOP 10 HOLDINGS AS OF 6/30/08
Ultra Petroleum Corp.                                7.3%
Southwestern Energy Co.                              5.4
Wynn Resorts, Ltd.                                   3.2
Illumina, Inc.                                       3.2
Leucadia National Corp.                              3.0
Baidu.com, Inc.--ADR                                 2.8
Tencent Holdings, Ltd.                               2.5
C.H Robinson Worldwide, Inc.                         2.5
Martin Marietta Materials, Inc.                      2.3
Techne Corp.                                         2.3


SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF 6/30/08
Oil & Gas Exploration & Production                  15.5%
Internet Software & Services                         8.7
Life Sciences Tools & Services                       5.5
Air Freight & Logistics                              4.3
Health Care Equipment                                3.8
Casinos & Gaming                                     3.6
Hotels, Resorts & Cruise Lines                       3.5
Diversified Commercial & Professional Services       3.4
Construction Materials                               3.1
Multi-Sector Holdings                                3.0
Broadcasting & Cable TV                              2.8
Real Estate Management & Development                 2.8
Apparel, Accessories & Luxury Goods                  2.2
Consumer Finance                                     2.2
Apparel Retail                                       2.2
Homebuilding                                         2.2
Publishing                                           2.1
Gas Utilities                                        1.9
Internet Retail                                      1.8
Restaurants                                          1.8
Education Services                                   1.8
Application Software                                 1.8
Specialty Chemicals                                  1.8
Distributors                                         1.7
Advertising                                          1.6
Wireless Telecommunication Services                  1.6
Diversified Metals & Mining                          1.4
Specialized Finance                                  1.4
Environmental & Facilities Services                  1.3
Computer Hardware                                    1.0
Property & Casualty Insurance                        1.0
Human Resource & Employment Services                 0.9
Airport Services                                     0.9
Construction & Engineering                           0.9
Home Furnishings                                     0.8
Asset Management & Custody Banks                     0.6
                                                   -----
Total Long-Term Investments                         96.9
Repurchase Agreements                                3.5
                                                   -----
Total Investments                                  100.4
Liabilities in Excess of Other Assets               (0.4)
                                                   -----
Net Assets                                         100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the Portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov. You may obtain information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur ongoing costs, including management fees, distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/08-6/30/08.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads) and redemption fees, or exchanges.

                                                                  BEGINNING            ENDING           EXPENSES PAID
                                                                ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD*
                                                                ------------------------------------------------------
                                                                   1/1/08              6/30/08          1/1/08-6/30/08
Class II
  Actual....................................................      $1,000.00           $  914.77             $6.00
  Hypothetical..............................................       1,000.00            1,018.60              6.32
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 1.26% for Class II Shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). These expense ratios reflect an expense cap.

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the portfolio's investment advisory agreement require that the investment advisory agreement between the portfolio and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

At meetings held on April 15, 2008 and May 8, 2008, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the portfolio and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and portfolio counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the portfolio. The Board of Trustees considered the investment advisory agreement over a period of several months and the trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the portfolio compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the portfolio's shareholders, and the propriety of existing and alternative breakpoints in the portfolio's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the portfolio and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the portfolio. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by portfolio assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the portfolio. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the portfolio and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the portfolio. The trustees discuss with the investment adviser the resources available and used in managing the portfolio and changes made in the Fund's portfolio management team over time. The portfolio discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

Performance, Fees and Expenses of the Portfolio. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the portfolio compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the portfolio and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the portfolio. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The portfolio discloses more information about its performance elsewhere in this report and in the portfolio's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this portfolio relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the portfolio's overall expense ratio. The portfolio discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the portfolio support its decision to approve the investment advisory agreement.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the portfolio and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the portfolio and how that relates to the portfolio's expense ratio and particularly the portfolio's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the portfolio's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the portfolio support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the portfolio and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

VAN KAMPEN LIFE INVESTMENT TRUST MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

                                       NUMBER OF
DESCRIPTION                              SHARES         VALUE
----------------------------------------------------------------
COMMON STOCKS  96.9%
ADVERTISING  1.6%
Groupe Aeroplan, Inc. (Canada).......     35,898     $   607,277
                                                     -----------

AIR FREIGHT & LOGISTICS  4.3%
C.H. Robinson Worldwide, Inc. .......     16,886         926,028
Expeditors International of
  Washington, Inc. ..................     15,611         671,273
                                                     -----------
                                                       1,597,301
                                                     -----------

AIRPORT SERVICES  0.9%
Grupo Aeroportuario del Pacifico, SA
  de CV--ADR (Mexico)................     11,198         328,885
                                                     -----------

APPAREL, ACCESSORIES & LUXURY GOODS  2.2%
Coach, Inc. (a)......................     16,616         479,870
Lululemon Athletica, Inc. (a)........     11,859         344,623
                                                     -----------
                                                         824,493
                                                     -----------
APPAREL RETAIL  2.2%
Abercrombie & Fitch Co., Class A.....     12,901         808,635
                                                     -----------
APPLICATION SOFTWARE  1.8%
Salesforce.com, Inc. (a).............      9,763         666,129
                                                     -----------

ASSET MANAGEMENT & CUSTODY BANKS  0.6%
GLG Partners, Inc. ..................     26,640         207,792
                                                     -----------
BROADCASTING & CABLE TV  2.8%
Discovery Holding Co., Ser A (a).....     22,923         503,389
Grupo Televisa, SA--ADR (Mexico).....     22,611         534,072
                                                     -----------
                                                       1,037,461
                                                     -----------
CASINOS & GAMING  3.6%
Penn National Gaming, Inc. (a).......      4,397         141,364
Wynn Resorts, Ltd. ..................     14,741       1,199,180
                                                     -----------
                                                       1,340,544
                                                     -----------
COMPUTER HARDWARE  1.0%
Teradata Corp. (a)...................     16,674         385,836
                                                     -----------

CONSTRUCTION & ENGINEERING  0.9%
Aecom Technology Corp. (a)...........      9,654         314,045
                                                     -----------

CONSTRUCTION MATERIALS  3.1%
Martin Marietta Materials, Inc. .....      8,205         849,956
Texas Industries, Inc. ..............      5,136         288,284
                                                     -----------
                                                       1,138,240
                                                     -----------
CONSUMER FINANCE  2.2%
Redecard SA (Brazil).................     42,485         821,290
                                                     -----------

DISTRIBUTORS  1.7%
Li & Fung, Ltd. (Bermuda)............    210,000         632,915
                                                     -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES  3.4%
Corporate Executive Board Co. .......     10,943         460,153
IHS, Inc. Class A (a)................     11,556         804,298
                                                     -----------
                                                       1,264,451
                                                     -----------
DIVERSIFIED METALS & MINING  1.4%
Intrepid Potash, Inc. (a)............      7,955         523,280
                                                     -----------

                                       NUMBER OF
DESCRIPTION                              SHARES         VALUE
----------------------------------------------------------------
EDUCATION SERVICES  1.8%
New Oriental Education & Technology
  Group, Inc.--ADR (Cayman Islands)
  (a)................................      5,211     $   304,426
Strayer Education, Inc. .............      1,783         372,772
                                                     -----------
                                                         677,198
                                                     -----------
ENVIRONMENTAL & FACILITIES SERVICES  1.3%
Covanta Holding Corp. (a)............     18,300         488,427
                                                     -----------

GAS UTILITIES  1.9%
Questar Corp. .......................      9,919         704,646
                                                     -----------

HEALTH CARE EQUIPMENT  3.8%
Gen-Probe, Inc. (a)..................      9,930         471,477
Intuitive Surgical, Inc. (a).........      1,408         379,315
Mindray Medical International, Ltd.--
  ADR (Cayman Islands)...............     15,050         561,666
                                                     -----------
                                                       1,412,458
                                                     -----------
HOME FURNISHINGS  0.8%
Mohawk Industries, Inc. (a)..........      4,308         276,143
                                                     -----------

HOMEBUILDING  2.2%
Gafisa, SA--ADR (Brazil).............     15,114         519,468
NVR, Inc. (a)........................        554         277,044
                                                     -----------
                                                         796,512
                                                     -----------
HOTELS, RESORTS & CRUISE LINES  3.5%
Choice Hotels International, Inc. ...      9,792         259,488
Ctrip.com International, Ltd.--ADR
  (Cayman Islands)...................     13,657         625,217
Marriott International, Inc., Class
  A..................................     14,857         389,848
                                                     -----------
                                                       1,274,553
                                                     -----------
HUMAN RESOURCE & EMPLOYMENT SERVICES  0.9%
Monster Worldwide, Inc. (a)..........     16,403         338,066
                                                     -----------

INTERNET RETAIL  1.8%
Priceline.com, Inc. (a)..............      5,914         682,830
                                                     -----------

INTERNET SOFTWARE & SERVICES  8.7%
Akamai Technologies, Inc. (a)........     11,058         384,708
Alibaba.com, Ltd. (Cayman Islands)
  (a)................................    290,600         409,965
Baidu.com, Inc.--ADR (Cayman Islands)
  (a)................................      3,268       1,022,753
Equinix, Inc. (a)....................      5,058         451,275
Tencent Holdings, Ltd.
  (Cayman Islands)...................    120,800         934,206
                                                     -----------
                                                       3,202,907
                                                     -----------
LIFE SCIENCES TOOLS & SERVICES  5.5%
Illumina, Inc. (a)...................     13,575       1,182,518
Techne Corp. (a).....................     10,917         844,867
                                                     -----------
                                                       2,027,385
                                                     -----------
MULTI-SECTOR HOLDINGS  3.0%
Leucadia National Corp. .............     23,563       1,106,047
                                                     -----------

OIL & GAS EXPLORATION & PRODUCTION  15.5%
Continental Resources, Inc. (a)......      8,791         609,392
Range Resources Corp. ...............      6,410         420,112
Southwestern Energy Co. (a)..........     41,831       1,991,574
Ultra Petroleum Corp. (Canada) (a)...     27,511       2,701,580
                                                     -----------
                                                       5,722,658
                                                     -----------
PROPERTY & CASUALTY INSURANCE  1.0%
Alleghany Corp. (a)..................      1,116         370,568
                                                     -----------

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

                                       NUMBER OF
DESCRIPTION                              SHARES         VALUE
----------------------------------------------------------------
PUBLISHING  2.1%
Morningstar, Inc. (a)................     10,920     $   786,568
                                                     -----------

REAL ESTATE MANAGEMENT & DEVELOPMENT  2.8%
Brookfield Asset Management, Inc.,
  Class A (Canada)...................     18,805         611,915
Forest City Enterprises, Inc., Class
  A..................................     12,859         414,317
                                                     -----------
                                                       1,026,232
                                                     -----------
RESTAURANTS  1.8%
Starbucks Corp. (a)..................     43,238         680,566
                                                     -----------

SPECIALIZED FINANCE  1.4%
IntercontinentalExchange, Inc. (a)...      4,485         511,290
                                                     -----------

SPECIALTY CHEMICALS  1.8%
Nalco Holding Co. ...................     31,322         662,460
                                                     -----------
WIRELESS TELECOMMUNICATION SERVICES  1.6%
NII Holdings, Inc., Class B (a)......     12,075         573,442
                                                     -----------
TOTAL LONG-TERM INVESTMENTS 96.9%
(Cost $37,375,804)...............................     35,819,530
                                                     -----------

DESCRIPTION                                             VALUE
----------------------------------------------------------------
----------------------------------------------------------------
REPURCHASE AGREEMENTS  3.5%
Banc of America Securities ($399,304 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  2.50%, dated 06/30/08, to be sold on 07/01/08
  at $399,332)...................................    $   399,304
Citigroup Global Markets, Inc. ($399,304 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  2.50%, dated 06/30/08, to be sold on 07/01/08
  at $399,332)...................................        399,304
JPMorgan Chase & Co. ($119,791 par collateralized
  by U.S. Government obligations in a pooled cash
  account, interest rate of 2.60%, dated
  06/30/08, to be sold on 07/01/08 at
  $119,800)......................................        119,791
State Street Bank & Trust Co. ($394,601 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  1.85%, dated 06/30/08, to be sold on 07/01/08
  at $394,621)...................................        394,601
                                                     -----------

TOTAL REPURCHASE AGREEMENTS
  (Cost $1,313,000)..............................      1,313,000
                                                     -----------

TOTAL INVESTMENTS  100.4%
  (Cost $38,688,804).............................     37,132,530

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.4%)....       (156,946)
                                                     -----------

NET ASSETS  100.0%...............................    $36,975,584
                                                     ===========

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security.

ADR--American Depositary Receipt

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST MID CAP GROWTH PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

ASSETS:
Total Investments (Cost $38,688,804)........................    $37,132,530
Cash........................................................            248
Receivables:
  Portfolio Shares Sold.....................................         41,515
  Investments Sold..........................................         40,086
  Dividends.................................................         12,211
  Interest..................................................             84
Other.......................................................         49,258
                                                                -----------
    Total Assets............................................     37,275,932
                                                                -----------
LIABILITIES:
Payables:
  Portfolio Shares Repurchased..............................        106,092
  Investment Advisory Fee...................................         16,573
  Investments Purchased.....................................         15,359
  Distributor and Affiliates................................         13,986
Trustees' Deferred Compensation and Retirement Plans........        106,006
Accrued Expenses............................................         42,332
                                                                -----------
    Total Liabilities.......................................        300,348
                                                                -----------
NET ASSETS..................................................    $36,975,584
                                                                ===========
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................    $40,428,248
Accumulated Net Investment Loss.............................       (227,242)
Net Unrealized Depreciation.................................     (1,556,279)
Accumulated Net Realized Loss...............................     (1,669,143)
                                                                -----------
NET ASSETS..................................................    $36,975,584
                                                                ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE
  (Based on net assets of $36,975,584 and 10,528,638 shares
  of beneficial interest issued and outstanding)............    $      3.51
                                                                ===========

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST MID CAP GROWTH PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $5,778)......    $    85,430
Interest....................................................         21,358
                                                                -----------
  Total Income..............................................        106,788
                                                                -----------
EXPENSES:
Investment Advisory Fee.....................................        143,479
Distribution (12b-1) and Service Fees.......................         47,826
Reports to Shareholders.....................................         24,466
Professional Fees...........................................         22,158
Custody.....................................................         12,576
Accounting and Administrative Expenses......................         10,118
Trustees' Fees and Related Expenses.........................          9,192
Transfer Agent Fees.........................................          8,036
Other.......................................................          4,757
                                                                -----------
  Total Expenses............................................        282,608
  Expense Reduction.........................................         41,063
  Less Credits Earned on Cash Balances......................            500
                                                                -----------
  Net Expenses..............................................        241,045
                                                                -----------
NET INVESTMENT LOSS.........................................    $  (134,257)
                                                                ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................    $(1,219,294)
  Foreign Currency Transactions.............................         (9,778)
                                                                -----------
Net Realized Loss...........................................     (1,229,072)
                                                                -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................        704,736
                                                                -----------
  End of the Period:
    Investments.............................................     (1,556,274)
    Foreign Currency Translation............................             (5)
                                                                -----------
                                                                 (1,556,279)
                                                                -----------
Net Unrealized Depreciation During the Period...............     (2,261,015)
                                                                -----------
NET REALIZED AND UNREALIZED LOSS............................    $(3,490,087)
                                                                ===========
NET DECREASE IN NET ASSETS FROM OPERATIONS..................    $(3,624,344)
                                                                ===========

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST MID CAP GROWTH PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                                    FOR THE                 FOR THE
                                                                SIX MONTH ENDED           YEAR ENDED
                                                                 JUNE 30, 2008         DECEMBER 31, 2007
                                                                ----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.........................................      $   (134,257)          $   (164,595)
Net Realized Gain/Loss......................................        (1,229,072)            12,568,388
Net Unrealized Depreciation During the Period...............        (2,261,015)            (5,314,382)
                                                                  ------------           ------------
Change in Net Assets from Operations........................        (3,624,344)             7,089,411

Distributions from Net Realized Gain........................       (12,052,638)            (3,009,212)
                                                                  ------------           ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........       (15,676,982)             4,080,199
                                                                  ------------           ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................         4,121,756              4,545,929
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................        12,052,638              3,009,212
Cost of Shares Repurchased..................................        (6,837,990)           (10,866,145)
                                                                  ------------           ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........         9,336,404             (3,311,004)
                                                                  ------------           ------------
NET CHANGES IN NET ASSETS...................................        (6,340,578)               769,195
NET ASSETS:
Beginning of the Period.....................................        43,316,162             42,546,967
                                                                  ------------           ------------
End of the Period (Including accumulated net investment loss
  of $227,242 and $92,985, respectively)....................      $ 36,975,584           $ 43,316,162
                                                                  ============           ============

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                    SIX MONTHS                          YEAR ENDED DECEMBER 31,
CLASS II SHARES                                        ENDED           ----------------------------------------------------------
                                                   JUNE 30, 2008        2007         2006         2005         2004         2003
                                                   ------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.......       $ 5.72           $ 5.24       $ 5.40       $ 4.86       $ 4.23       $ 3.05
                                                      ------           ------       ------       ------       ------       ------
  Net Investment Loss (a)......................        (0.01)           (0.02)       (0.03)       (0.03)       (0.03)       (0.03)
  Net Realized and Unrealized Gain/Loss........        (0.55)            0.88         0.31         0.57         0.66         1.21
                                                      ------           ------       ------       ------       ------       ------
Total from Investment Operations...............        (0.56)            0.86         0.28         0.54         0.63         1.18
Less Distributions from Net Realized Gain......         1.65             0.38         0.44          -0-          -0-          -0-
                                                      ------           ------       ------       ------       ------       ------
NET ASSET VALUE, END OF THE PERIOD.............       $ 3.51           $ 5.72       $ 5.24       $ 5.40       $ 4.86       $ 4.23
                                                      ======           ======       ======       ======       ======       ======

Total Return* (b)..............................       -8.52%**         17.60%        4.92%       11.11%       14.89%       38.69%
Net Assets at End of the Period (In
  millions)....................................       $ 37.0           $ 43.3       $ 42.5       $ 44.1       $ 38.8       $  7.9
Ratio of Expenses to Average Net Assets*.......        1.26%            1.26%        1.26%        1.26%        1.25%        1.26%
Ratio of Net Investment Loss to Average Net
  Assets*......................................       (0.70%)          (0.37%)      (0.61%)      (0.59%)      (0.65%)      (0.79%)
Portfolio Turnover.............................          27%**           201%         154%         157%         152%         182%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets.....        1.48%            1.39%        1.45%        1.55%        1.63%        4.31%
   Ratio of Net Investment Loss to Average Net
     Assets....................................       (0.92%)          (0.51%)      (0.80%)      (0.88%)      (1.03%)      (3.84%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) These returns include combined 12b-1 fees and service fees of up to .25%.

See Notes to Financial Statements                                             13

VAN KAMPEN LIFE INVESTMENT TRUST MID CAP GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Mid Cap Growth Portfolio (formerly Life Investment Trust Aggressive Growth Portfolio) (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Portfolio's investment objective is to seek capital growth. The Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing primarily in common stocks and other equity securities of small- and medium-sized growth companies. The Portfolio commenced investment operations on September 25, 2000.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

    The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions -market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio's investments. The inputs are summarized in the three broad levels listed below.

Level 1-- quoted prices in active markets for identical investments

Level 2-- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3-- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

    The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's investments carried at value:

                                                                INVESTMENTS IN
VALUATION INPUTS                                                  SECURITIES
Level 1--Quoted Prices......................................     $35,819,530
Level 2--Other Significant Observable Inputs................       1,313,000
Level 3--Significant Unobservable Inputs....................              --
                                                                 -----------
  Total.....................................................     $37,132,530
                                                                 ===========

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements which are short-term investments whereby the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.

VAN KAMPEN LIFE INVESTMENT TRUST MID CAP GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Portfolio adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on June 30, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended December 31, 2007, remains subject to examination by taxing authorities.

    The Portfolio intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the prior fiscal year, the Portfolio utilized capital losses carried forward of $410,704. At December 31, 2007, the Portfolio had an accumulated capital loss carryforward for tax purposes of $351,609 which will expire on December 31, 2010.

    At June 30, 2008, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $  38,922,870
                                                                =============
Gross tax unrealized appreciation...........................    $ 147,481,225
Gross tax unrealized depreciation...........................     (149,271,565)
                                                                -------------
Net tax unrealized depreciation on investments..............    $  (1,790,340)
                                                                =============

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
  Ordinary Income...........................................    $      -0-
  Long-term capital gain....................................     3,009,212
                                                                ----------
                                                                $3,009,212
                                                                ==========

    As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $4,815,869
Undistributed long-term capital gain........................     7,235,392

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. CREDITS EARNED ON CASH BALANCES During the six months ended June 30, 2008, the Portfolio's custody fee was reduced by $500 as a result of credits earned on cash balances.

G. FOREIGN CURRENCY TRANSLATION Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Realized and unrealized gains and losses on securities resulting from changes in exchange rates are not segregated for financial reporting purposes from amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency transactions on the Statement of Operations includes the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expense are translated at rates prevailing when accrued.

VAN KAMPEN LIFE INVESTMENT TRUST MID CAP GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Portfolio's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Portfolio for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .75%
Next $500 million...........................................       .70%
Over $1 billion.............................................       .65%

    The Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of 1.26% for Class II Shares. For the six months ended June 30, 2008, the Adviser reimbursed approximately $41,100 of its advisory fees or other expenses. This waiver is voluntary and can be discontinued at any time.

    For the six months ended June 30, 2008, the Portfolio recognized expenses of approximately $500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each portfolio. For the six months ended June 30, 2008, the Portfolio recognized expenses of approximately $15,300 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Portfolio, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the six months ended June 30, 2008, the Portfolio recognized expenses of approximately $7,500 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, invested in the common shares of those funds selected by the trustees. Investments in such funds of $39,538 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2008. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended June 30, 2008, the Portfolio paid brokerage commissions to Morgan Stanley & Co. Inc., an affiliate of the Adviser, totaling $1,221.

3. CAPITAL TRANSACTIONS

For the six months ended June 30, 2008 and the year ended December 31, 2007, transactions were as follows:

                                                                SIX MONTHS ENDED          YEAR ENDED
                                                                 JUNE 30, 2008         DECEMBER 31, 2007
Beginning Shares............................................        7,577,330              8,114,001
Shares Sold.................................................          962,014                828,876
Shares Issued Through Dividend Reinvestment.................        3,576,450                615,380
Shares Repurchased..........................................       (1,587,156)            (1,980,927)
                                                                   ----------             ----------
Ending Shares...............................................       10,528,638              7,577,330
                                                                   ==========             ==========

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $9,965,856 and $11,045,128, respectively.

5. DISTRIBUTION AND SERVICE PLANS

Shares of the Portfolio are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Portfolio has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively the "Plans") for Class II Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the

VAN KAMPEN LIFE INVESTMENT TRUST MID CAP GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

Portfolio's average daily net assets with respect to its Class II Shares. Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid monthly.

6. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. ACCOUNTING PRONOUNCEMENT

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

VAN KAMPEN LIFE INVESTMENT TRUST MID CAP GROWTH PORTFOLIO

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

JERRY W. MILLER
President and Principal Executive Officer

DENNIS SHEA
Vice President

KEVIN KLINGERT
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
522 Fifth Avenue
New York, New York 10036

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 219286
Kansas City, Missouri 64121-9286

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Life Investment Trust Mid Cap Growth Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy




  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated

                                                           (continued on back)

  Van Kampen Life Investment Trust Mid Cap Growth Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              522 Fifth Avenue
                                                      New York, New York 10036
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                                LITSANAGG 8/08
  (VAN KAMPEN INVESTMENTS LOGO)                             IU08-04017P-Y06/08

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Please refer to Item #1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Life Investment Trust


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: August 15, 2008


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: August 15, 2008